UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 02753

Guggenheim Variable Funds Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee
Guggenheim Variable Funds Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e‑1 under the Investment Company Act of 1940 (17 CFR 270.30e‑1). The Commission may use the information provided on Form N‑ CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N‑CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N‑CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549‑0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

6.30.2015

Guggenheim Variable Funds Trust Semi-Annual Report

Series
Series A	(StylePlus—Large Core Series)
Series B	(Large Cap Value Series)
Series C	(Money Market Series)
Series D	(World Equity Income Series)
Series E	(Total Return Bond Series)
Series F	(Floating Rate Strategies Series)
Series J	(StylePlus—Mid Growth Series)
Series M	(Macro Opportunities Series)
Series N	(Managed Asset Allocation Series)
Series O	(All Cap Value Series)
Series P	(High Yield Series)
Series Q	(Small Cap Value Series)
Series V	(Mid Cap Value Series)
Series X	(StylePlus—Small Growth Series)
Series Y	(StylePlus—Large Growth Series)
Series Z	(Alpha Opportunity Series)

GVFT-SEMI-0615x1215	guggenheiminvestments.com

This report and the ﬁnancial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Funds Distributors, LLC

TABLE OF CONTENTS

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
SERIES A (STYLEPLUS—LARGE CORE SERIES)	7
SERIES B (LARGE CAP VALUE SERIES)	14
SERIES C (MONEY MARKET SERIES)	20
SERIES D (WORLD EQUITY INCOME SERIES)	25
SERIES E (TOTAL RETURN BOND SERIES)	31
SERIES F (FLOATING RATE STRATEGIES SERIES)	41
SERIES J (STYLEPLUS—MID GROWTH SERIES)	50
SERIES M (MACRO OPPORTUNITIES SERIES)	57
SERIES N (MANAGED ASSET ALLOCATION SERIES)	66
SERIES O (ALL CAP VALUE SERIES)	72
SERIES P (HIGH YIELD SERIES)	78
SERIES Q (SMALL CAP VALUE SERIES)	89
SERIES V (MID CAP VALUE SERIES)	95
SERIES X (STYLEPLUS—SMALL GROWTH SERIES)	101
SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)	109
SERIES Z (ALPHA OPPORTUNITY SERIES)	116
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	127
OTHER INFORMATION	151
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	159
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	163

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2015

Dear Shareholder:

Security Investors, LLC and Guggenheim Partners Investment Management, LLC (the “Investment Advisers”) are pleased to present the semi-annual shareholder report for 16 of our funds that are part of the Guggenheim Variable Funds Trust (the “Funds”). This report covers performance of the Funds for the semi-annual period ended June 30, 2015.

The Investment Advisers are part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”) a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Advisers.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
July 31, 2015

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

The Funds may not be suitable for all investors. Investing involves risks, including the entire loss of principal amount invested. Certain Funds may be affected by risks that include those associated with sector concentration, international investing, investing in small and/or medium size companies, and/or the Funds’ possible use of investment techniques and strategies such as leverage, derivatives and short sales of securities. Please see each Fund’s prospectus for more information.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2015

The U.S. economy rebounded in the second quarter of 2015 after a poor first quarter, with recent positive employment, retail sales, and housing data. Data from the Bureau of Labor Statistics showed a 280,000 increase in employment in May. Also in May, building permits rose 11.8%, better than the 3.5% decline forecast by economists. Among the most positive surprises was the return of the consumer, with the May retail sales report showing a 1.2% jump, which should contribute to a positive second-quarter GDP growth rate. Summer retail sales are a little bumpy so far, but the likelihood that the U.S. economy will suffer a recession in the next year or two appears now to be remote.

In Europe, the immediate risk of a Greek exit has lessened, although the solution is far from clear or concrete. Global markets calmed after a tentative deal on Greece, but China may pose a bigger problem. Following a dramatic equity market selloff, Chinese leaders have implemented an aggressive set of reforms and rescue operations to halt the slide. In the near term, these measures appear to have had success, but there is still significant downside risk in the equity market and the Chinese economy.

As for developments at the U.S. Federal Reserve (the “Fed”), we still expect the Fed to raise interest rates in September, which may cause further deterioration in prices. September is not a date set in stone, but the bottom line is that a rate hike is coming. It is worth noting that historical tightening cycles with slow and anticipated rate rises can actually result in significant risk asset rallies.

The combination of higher rate volatility, relative value opportunities, and strong U.S. economic data has allowed risk assets, including equities, high-yield bonds, and bank loans, to outperform less risky Treasuries and investment-grade corporate bonds through June 2015. Yet, despite the fact that risky assets are leading the pack in performance, tepid year-to-date returns of less than 3% across all risk assets including equities, preferreds, bank loans, and high-yield bonds, suggest that markets may be fully priced.

Before the mid-year, there was a high level of complacency in the market and it was evidenced by stocks trading around their highs and low dispersion among analysts’ year-end predictions, which indicated a worrying lack of uncertainty. In July, after the period end, the market has faced a rocky patch, with large swings triggered by global concerns. These concerns have not completely abated, and we could see additional turbulence ahead.

For the six-month period ended June 30, 2015, the Standard & Poor’s 500® (“S&P 500”) Index* returned 1.23%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 5.52%. The return of the MSCI Emerging Markets Index* was 2.95%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a -0.10% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 2.53%. The return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.01% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	June 30, 2015

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of U.S.dollar-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2014 and ending June 30, 2015.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value December 31, 2014	Ending Account Value June 30, 2015	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Series A (StylePlus—Large Core Series)	0.95%	1.76%	$ 1,000.00	$ 1,017.60	$ 4.75
Series B (Large Cap Value Series)	0.83%	(0.29%)	1,000.00	997.10	4.11
Series C (Money Market Series)	0.50%	(0.23%)	1,000.00	997.70	2.48
Series D (World Equity Income Series)	0.96%	0.32%	1,000.00	1,003.20	4.77
Series E (Total Return Bond Series)	0.86%	1.26%	1,000.00	1,012.60	4.29
Series F (Floating Rate Strategies Series)	1.16%	2.78%	1,000.00	1,027.80	5.83
Series J (StylePlus—Mid Growth Series)	0.98%	4.34%	1,000.00	1,043.40	4.97
Series M (Macro Opportunities Series)	1.36%	1.73%	1,000.00	1,017.30	6.80
Series N (Managed Asset Allocation Series)	0.91%	1.88%	1,000.00	1,018.80	4.56
Series O (All Cap Value Series)	0.91%	0.14%	1,000.00	1,001.40	4.52
Series P (High Yield Series)	1.16%	3.72%	1,000.00	1,037.20	5.86
Series Q (Small Cap Value Series)	1.18%	0.33%	1,000.00	1,003.30	5.86
Series V (Mid Cap Value Series)	0.94%	(0.23%)	1,000.00	997.70	4.66
Series X (StylePlus—Small Growth Series)	1.19%	9.07%	1,000.00	1,090.70	6.17
Series Y (StylePlus—Large Growth Series)	1.10%	4.11%	1,000.00	1,041.10	5.57
Series Z (Alpha Opportunity Series)	3.66%	(3.44%)	1,000.00	965.60	17.84

Table 2. Based on hypothetical 5% return (before expenses)
Series A (StylePlus—Large Core Series)	0.95%	5.00%	$ 1,000.00	$ 1,020.08	$ 4.76
Series B (Large Cap Value Series)	0.83%	5.00%	1,000.00	1,020.68	4.16
Series C (Money Market Series)	0.50%	5.00%	1,000.00	1,022.32	2.51
Series D (World Equity Income Series)	0.96%	5.00%	1,000.00	1,020.03	4.81
Series E (Total Return Bond Series)	0.86%	5.00%	1,000.00	1,020.53	4.31
Series F (Floating Rate Strategies Series)	1.16%	5.00%	1,000.00	1,019.04	5.81
Series J (StylePlus—Mid Growth Series)	0.98%	5.00%	1,000.00	1,019.93	4.91
Series M (Macro Opportunities Series)	1.36%	5.00%	1,000.00	1,018.05	6.80
Series N (Managed Asset Allocation Series)	0.91%	5.00%	1,000.00	1,020.28	4.56
Series O (All Cap Value Series)	0.91%	5.00%	1,000.00	1,020.28	4.56
Series P (High Yield Series)	1.16%	5.00%	1,000.00	1,019.04	5.81
Series Q (Small Cap Value Series)	1.18%	5.00%	1,000.00	1,018.94	5.91
Series V (Mid Cap Value Series)	0.94%	5.00%	1,000.00	1,020.13	4.71
Series X (StylePlus—Small Growth Series)	1.19%	5.00%	1,000.00	1,018.89	5.96
Series Y (StylePlus—Large Growth Series)	1.10%	5.00%	1,000.00	1,019.34	5.51
Series Z (Alpha Opportunity Series)	3.66%	5.00%	1,000.00	1,006.64	18.21

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.
[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period December 31, 2014 to June 30, 2015.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)	June 30, 2015

SERIES A (STYLEPLUS—LARGE CORE SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. Government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: May 1, 1979

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Variable Insurance Strategy Fund III	24.4%
Guggenheim Strategy Fund II	23.1%
Guggenheim Strategy Fund I	20.1%
Guggenheim Strategy Fund III	7.4%
Goldman Sachs Asset Management CLO plc	0.8%
Duane Street CLO IV Ltd.	0.8%
Apple, Inc.	0.7%
KKR Financial CLO 2007-1 Ltd.	0.6%
Black Diamond CLO 2005-1 Delaware Corp.	0.6%
Symphony CLO VII Ltd.	0.6%
Top Ten Total	79.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
SERIES A (STYLEPLUS—LARGE CORE SERIES)

	Shares	Value

COMMON STOCKS† - 15.6%

Consumer, Non-cyclical - 4.7%
Procter & Gamble Co.	10,220	$799,613
Pfizer, Inc.	23,670	793,656
Amgen, Inc.	3,888	596,886
PepsiCo, Inc.	5,830	544,172
UnitedHealth Group, Inc.	4,442	541,925
Express Scripts Holding Co.*	5,882	523,145
HCA Holdings, Inc.*	5,694	516,560
Johnson & Johnson	4,748	462,740
General Mills, Inc.	8,044	448,212
Stryker Corp.	4,669	446,216
Kimberly-Clark Corp.	4,137	438,398
Archer-Daniels-Midland Co.	8,902	429,254
Cardinal Health, Inc.	5,104	426,950
Aetna, Inc.	3,335	425,079
McKesson Corp.	1,815	408,030
Coca-Cola Co.	10,277	403,167
Cigna Corp.	2,295	371,790
AmerisourceBergen Corp. — Class A	3,419	363,576
Kroger Co.	4,686	339,782
Anthem, Inc.	2,067	339,277
Gilead Sciences, Inc.	2,653	310,613
Mondelez International, Inc. — Class A	6,787	279,217
Medtronic plc	2,883	213,630
Altria Group, Inc.	4,263	208,503
Allergan plc*	495	150,213
Total Consumer, Non-cyclical		10,780,604

Industrial - 2.8%
General Electric Co.	30,230	803,211
United Technologies Corp.	4,959	550,102
Boeing Co.	3,956	548,777
Thermo Fisher Scientific, Inc.	3,774	489,714
General Dynamics Corp.	3,342	473,528
Caterpillar, Inc.	5,581	473,380
Northrop Grumman Corp.	2,834	449,557
Deere & Co.	4,620	448,371
Corning, Inc.	20,248	399,493
Emerson Electric Co.	6,607	366,226
Norfolk Southern Corp.	3,586	313,272
Raytheon Co.	2,945	281,778
CSX Corp.	6,410	209,287
Honeywell International, Inc.	1,776	181,099
FedEx Corp.	912	155,405
TE Connectivity Ltd.	2,287	147,054
Eaton Corporation plc	1,967	132,753
Total Industrial		6,423,007

Technology - 2.5%
Apple, Inc.	11,216	1,406,766
Microsoft Corp.	15,524	685,385
International Business Machines Corp.	4,062	660,725
Intel Corp.	20,831	633,575
EMC Corp.	18,044	476,181
Applied Materials, Inc.	21,492	413,076
Oracle Corp.	9,497	382,729
Accenture plc — Class A	3,500	338,730
Texas Instruments, Inc.	5,685	292,834
Hewlett-Packard Co.	9,255	277,743
Micron Technology, Inc.*	9,521	179,376
Total Technology		5,747,120

Financial - 1.5%
JPMorgan Chase & Co.	12,333	835,684
MetLife, Inc.	9,563	535,432
Citigroup, Inc.	9,256	511,301
Prudential Financial, Inc.	5,464	478,209
Bank of America Corp.	27,427	466,808
Aflac, Inc.	3,964	246,561
Berkshire Hathaway, Inc. — Class B*	1,573	214,101
Wells Fargo & Co.	2,741	154,154
Macerich Co.	1,150	85,790
Total Financial		3,528,040

Consumer, Cyclical - 1.4%
CVS Health Corp.	6,062	635,782
Wal-Mart Stores, Inc.	8,049	570,916
Delta Air Lines, Inc.	9,966	409,403
Ford Motor Co.	27,076	406,410
Costco Wholesale Corp.	2,543	343,458
Southwest Airlines Co.	10,230	338,511
General Motors Co.	6,911	230,344
Target Corp.	2,559	208,891
Walgreens Boots Alliance, Inc.	2,343	197,843
Total Consumer, Cyclical		3,341,558

Energy - 1.4%
Exxon Mobil Corp.	5,872	488,551
Valero Energy Corp.	7,464	467,246
Anadarko Petroleum Corp.	5,083	396,778
Chevron Corp.	3,994	385,301
ConocoPhillips	6,209	381,295
Apache Corp.	6,314	363,876
Marathon Petroleum Corp.	3,434	179,633
Occidental Petroleum Corp.	2,172	168,916
Kinder Morgan, Inc.	3,412	130,987
Devon Energy Corp.	1,881	111,901
Halliburton Co.	2,317	99,793
Total Energy		3,174,277

Communications - 1.0%
Cisco Systems, Inc.	23,406	642,729
Time Warner, Inc.	5,850	511,349
Comcast Corp. — Class A	5,155	310,022
Google, Inc. — Class C*	482	250,887
Walt Disney Co.	2,122	242,205

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
SERIES A (STYLEPLUS—LARGE CORE SERIES)

	Shares	Value

AT&T, Inc.	5,503	$195,466
Verizon Communications, Inc.	2,313	107,809
Total Communications		2,260,467

Utilities - 0.3%
Duke Energy Corp.	6,318	446,178
PG&E Corp.	3,082	151,326
American Electric Power Company, Inc.	2,288	121,195
Total Utilities		718,699

Basic Materials - 0.0%
Dow Chemical Co.	2,202	112,676

Total Common Stocks
(Cost $34,118,226)		36,086,448

MUTUAL FUNDS†,1 - 75.0%
Guggenheim Variable Insurance Strategy Fund III	2,257,093	56,359,624
Guggenheim Strategy Fund II	2,148,883	53,528,682
Guggenheim Strategy Fund I	1,865,585	46,490,370
Guggenheim Strategy Fund III	689,898	17,219,853
Total Mutual Funds
(Cost $173,512,339)		173,598,529

SHORT TERM INVESTMENTS† - 3.9%
Dreyfus Treasury Prime Cash Management Institutional Share 0.00%	8,947,939	8,947,939
Total Short Term Investments
(Cost $8,947,939)		8,947,939

	Face Amount

ASSET-BACKED SECURITIES†† - 7.1%
Goldman Sachs Asset Management CLO plc
2007-1A, 3.03% due 08/01/22[2,3]	$1,800,000	1,802,701
Duane Street CLO IV Ltd.
2007-4A, 0.51% due 11/14/21[2,3]	1,763,411	1,732,727
Brentwood CLO Corp.
2006-1A, 0.55% due 02/01/22[2,3]	1,084,053	1,070,611
2006-1A, 1.10% due 02/01/22[2,3]	600,000	571,380
KKR Financial CLO 2007-1 Ltd.
2007-1A, 2.52% due 05/15/21[2,3]	1,400,000	1,393,980
Black Diamond CLO 2005-1 Delaware Corp.
2005-1A, 2.18% due 06/20/17[2,3]	1,350,000	1,326,240
Symphony CLO VII Ltd.
2011-7A, 3.48% due 07/28/21[2,3]	1,250,000	1,248,625
GSC Group CDO Fund VIII Ltd.
2007-8A, 0.65% due 04/17/21[2,3]	1,250,000	1,239,875
Cornerstone CLO Ltd.
2007-1A, 0.50% due 07/15/21[2,3]	1,223,526	1,208,721
N-Star REL CDO VIII Ltd.
2006-8A, 0.48% due 02/01/41[2,3]	1,001,089	967,853
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.66% due 04/29/19[2,3]	1,000,000	963,100
Symphony CLO IX, LP
2012-9A, 2.78% due 04/16/22[2,3]	800,000	802,800
Foothill CLO Ltd.
2007-1A, 0.53% due 02/22/21[2,3]	665,897	662,234
Race Point IV CLO Ltd.
2007-4A, 1.03% due 08/01/21[2,3]	500,000	500,000
Halcyon Loan Advisors Funding 2012-1 Ltd.
2012-1A, 3.27% due 08/15/23[2,3]	500,000	489,350
NewStar Commercial Loan Trust
2007-1A, 1.58% due 09/30/22[2,3]	500,000	475,200
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 0.58% due 12/20/18[2,3]	60,856	60,814
Total Asset-Backed Securities
(Cost $16,253,759)		16,516,211

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 0.5%
SRERS-2011 Funding Ltd.
2011-RS, 0.43% due 05/09/46[2,3]	1,095,185	1,059,372
Total Collateralized Mortgage Obligations
(Cost $974,747)		1,059,372

Total Investments - 102.1%
(Cost $233,807,010)		$236,208,499
Other Assets & Liabilities, net - (2.1)%		(4,909,742)
Total Net Assets - 100.0%		$231,298,757

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
SERIES A (STYLEPLUS—LARGE CORE SERIES)

	Contracts	Unrealized Loss

EQUITY FUTURES CONTRACTS PURCHASED†
September 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $512,688)	5	$(6,228)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2015 S&P 500 Index Swap, Terminating 07/06/15[4] (Notional Value $196,470,918)	95,230	$(4,375,129)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 8.
[2]	Variable rate security. Rate indicated is rate effective at June 30, 2015.
[3]

Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $17,575,584 (cost $17,228,506), or 7.6% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[4]	Total Return based on S&P 500 Index +/- financing at a variable rate.
plc — Public Limited Company

See Sector Classification in Other Information section.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES A (STYLEPLUS—LARGE CORE SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $60,294,671)	$62,609,970
Investments in affiliated issuers, at value (cost $173,512,339)	173,598,529
Total investments (cost $233,807,010)	236,208,499
Segregated cash with broker	5,012,000
Prepaid expenses	4,104
Receivables:
Dividends	268,674
Interest	39,301
Foreign taxes reclaim	575
Variation margin	62
Total assets	241,533,215

Liabilities:
Unrealized depreciation on swap agreements	4,375,129
Overdraft due to custodian bank	688,100
Payable for:
Securities purchased	4,439,543
Fund shares redeemed	496,393
Management fees	146,291
Fund accounting/administration fees	18,530
Trustees’ fees*	4,403
Transfer agent/maintenance fees	3,469
Miscellaneous	62,600
Total liabilities	10,234,458
Commitments and contingent liabilities (Note 14)	—
Net assets	$231,298,757

Net assets consist of:
Paid in capital	$224,077,660
Undistributed net investment income	4,210,453
Accumulated net realized gain on investments	4,990,512
Net unrealized depreciation on investments	(1,979,868)
Net assets	$231,298,757
Capital shares outstanding	6,055,770
Net asset value per share	$38.19

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Dividends from securities of affiliated issuers	$1,283,556
Interest	495,570
Dividends from securities of unaffiliated issuers	417,205
Total investment income	2,196,331

Expenses:
Management fees	887,760
Transfer agent/maintenance fees	12,446
Fund accounting/administration fees	112,448
Line of credit fees	17,410
Trustees’ fees*	13,736
Custodian fees	7,602
Tax expense	11
Miscellaneous	71,988
Total expenses	1,123,401
Net investment income	1,072,930

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	4,002,545
Investments in affiliated issuers	(40,161)
Swap agreements	7,419,646
Futures contracts	16,757
Options purchased	4,606
Net realized gain	11,403,393
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(3,757,957)
Investments in affiliated issuers	635,785
Swap agreements	(5,029,384)
Futures contracts	2,304
Net change in unrealized appreciation (depreciation)	(8,149,252)
Net realized and unrealized gain	3,254,141
Net increase in net assets resulting from operations	$4,327,071

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SERIES A (STYLEPLUS—LARGE CORE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,072,930	$2,982,157
Net realized gain on investments	11,403,393	29,056,492
Net change in unrealized appreciation (depreciation) on investments	(8,149,252)	1,498,041
Net increase in net assets resulting from operations	4,327,071	33,536,690

Capital share transactions:
Proceeds from sale of shares	7,492,962	15,968,926
Cost of shares redeemed	(19,596,708)	(41,624,282)
Net decrease from capital share transactions	(12,103,746)	(25,655,356)
Net increase (decrease) in net assets	(7,776,675)	7,881,334

Net assets:
Beginning of period	239,075,432	231,194,098
End of period	$231,298,757	$239,075,432
Undistributed net investment income at end of period	$4,210,453	$3,137,523

Capital share activity:
Shares sold	196,720	467,403
Shares redeemed	(511,873)	(1,210,200)
Net decrease in shares	(315,153)	(742,797)

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES A (STYLEPLUS—LARGE CORE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$37.53	$32.50	$25.22	$22.31	$23.24	$19.97
Income (loss) from investment operations:
Net investment income (loss)[b]	.17	.44	.16	.23	.13	.18
Net gain (loss) on investments (realized and unrealized)	.49	4.59	7.12	2.68	(1.06)	3.09
Total from investment operations	.66	5.03	7.28	2.91	(.93)	3.27
Net asset value, end of period	$38.19	$37.53	$32.50	$25.22	$22.31	$23.24

Total Return[c]	1.76%	15.48%	28.87%	13.04%	(4.00%)	16.37%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$231,299	$239,075	$231,194	$198,615	$206,995	$243,820
Ratios to average net assets:
Net investment income (loss)	0.91%	1.28%	0.56%	0.92%	0.57%	0.89%
Total expenses[d]	0.95%	0.97%	0.96%	0.94%	0.90%	0.92%
Net expenses[e]	0.95%	0.95%	0.96%	0.94%	0.90%	0.92%
Portfolio turnover rate	35%	88%	267%	103%	87%	111%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products and has not been annualized. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

FUND PROFILE (Unaudited)	June 30, 2015

SERIES B (LARGE CAP VALUE SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 1, 1979

Ten Largest Holdings (% of Total Net Assets)
Wells Fargo & Co.	4.1%
American International Group, Inc.	4.0%
JPMorgan Chase & Co.	3.5%
Citigroup, Inc.	3.2%
Dow Chemical Co.	2.6%
Teva Pharmaceutical Industries Ltd. ADR	2.4%
Republic Services, Inc. — Class A	2.3%
Chevron Corp.	2.3%
Cisco Systems, Inc.	2.2%
Johnson & Johnson	2.2%
Top Ten Total	28.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
SERIES B (LARGE CAP VALUE SERIES)

	Shares	Value

COMMON STOCKS† - 96.9%

Financial - 27.7%
Wells Fargo & Co.	187,645	$10,553,154
American International Group, Inc.	166,669	10,303,477
JPMorgan Chase & Co.	134,530	9,115,752
Citigroup, Inc.	149,070	8,234,627
Reinsurance Group of America, Inc. — Class A	55,640	5,278,567
Zions Bancorporation	147,330	4,675,518
Allstate Corp.	59,020	3,828,627
Unum Group	100,622	3,597,237
Legg Mason, Inc.	60,790	3,132,509
BB&T Corp.	71,800	2,894,258
NASDAQ OMX Group, Inc.	56,998	2,782,072
Assured Guaranty Ltd.	98,390	2,360,376
Bank of America Corp.	85,100	1,448,402
Equity Residential	18,710	1,312,881
Simon Property Group, Inc.	7,430	1,285,539
Bank of New York Mellon Corp.	27,820	1,167,605
Total Financial		71,970,601

Consumer, Non-cyclical - 20.9%
Teva Pharmaceutical Industries Ltd. ADR	103,390	6,110,349
Johnson & Johnson	58,430	5,694,588
Mondelez International, Inc. — Class A	113,910	4,686,257
UnitedHealth Group, Inc.	36,710	4,478,620
Pfizer, Inc.	109,640	3,676,229
Kellogg Co.	57,950	3,633,465
Philip Morris International, Inc.	45,310	3,632,503
Archer-Daniels-Midland Co.	70,150	3,382,633
Quanta Services, Inc.*	108,170	3,117,459
MasterCard, Inc. — Class A	32,070	2,997,904
Medtronic plc	36,750	2,723,175
Zimmer Biomet Holdings, Inc.	24,050	2,626,982
ADT Corp.	77,820	2,612,417
Kraft Foods Group, Inc.	29,293	2,494,006
Tenet Healthcare Corp.*	40,070	2,319,252
Total Consumer, Non-cyclical		54,185,839

Industrial - 12.8%
Republic Services, Inc. — Class A	153,560	6,014,945
United Technologies Corp.	43,680	4,845,422
General Electric Co.	157,600	4,187,433
FLIR Systems, Inc.	124,690	3,842,946
Oshkosh Corp.	64,440	2,730,967
Rock-Tenn Co. — Class A	44,822	2,698,284
TE Connectivity Ltd.	38,641	2,484,616
Huntington Ingalls Industries, Inc.	17,350	1,953,437
Parker-Hannifin Corp.	16,580	1,928,751
Caterpillar, Inc.	15,590	1,322,344
Owens-Illinois, Inc.*	56,080	1,286,475
Total Industrial		33,295,620

Consumer, Cyclical - 9.3%
Wal-Mart Stores, Inc.	76,670	5,438,203
CVS Health Corp.	46,340	4,860,139
PulteGroup, Inc.	193,370	3,896,406
Lear Corp.	33,830	3,797,756
Kohl’s Corp.	56,030	3,508,038
WESCO International, Inc.*	38,400	2,635,776
Total Consumer, Cyclical		24,136,318

Energy - 6.8%
Chevron Corp.	61,000	5,884,671
Exxon Mobil Corp.	57,300	4,767,360
Whiting Petroleum Corp.*	70,000	2,352,000
Patterson-UTI Energy, Inc.	82,090	1,544,523
Marathon Oil Corp.	58,100	1,541,974
Superior Energy Services, Inc.	51,030	1,073,671
Oasis Petroleum, Inc.*	32,580	516,393
Total Energy		17,680,592

Communications - 6.3%
Cisco Systems, Inc.	212,470	5,834,427
Time Warner, Inc.	39,703	3,470,439
AT&T, Inc.	91,570	3,252,566
DigitalGlobe, Inc.*	70,975	1,972,395
Scripps Networks Interactive, Inc. — Class A	29,510	1,929,069
Total Communications		16,458,896

Technology - 6.3%
Computer Sciences Corp.	78,940	5,181,621
Microsoft Corp.	85,490	3,774,383
QUALCOMM, Inc.	56,320	3,527,322
Lam Research Corp.	22,690	1,845,832
NetApp, Inc.	40,330	1,272,815
Stratasys Ltd.*	23,100	806,883
Total Technology		16,408,856

Utilities - 3.8%
Edison International	85,420	4,747,644
AGL Resources, Inc.	83,250	3,876,120
Ameren Corp.	33,100	1,247,208
Total Utilities		9,870,972

Basic Materials - 3.0%
Dow Chemical Co.	130,560	6,680,755
Reliance Steel & Aluminum Co.	16,500	997,920
Total Basic Materials		7,678,675

Total Common Stocks
(Cost $205,428,582)		251,686,369

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
SERIES B (LARGE CAP VALUE SERIES)

	Shares	Value

SHORT TERM INVESTMENTS† - 3.4%
Dreyfus Treasury Prime Cash Management Institutional Share 0.00%	8,949,993	$8,949,993
Total Short Term Investments
(Cost $8,949,993)		8,949,993

Total Investments - 100.3%
(Cost $214,378,575)		$260,636,362
Other Assets & Liabilities, net - (0.3)%		(755,393)
Total Net Assets - 100.0%		$259,880,969

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES B (LARGE CAP VALUE SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments, at value cost ($214,378,575)	$260,636,362
Prepaid expenses	4,581
Cash	3,514
Receivables:
Securities sold	1,437,197
Dividends	330,052
Fund shares sold	26,027
Foreign taxes reclaim	13,901
Total assets	262,451,634

Liabilities:
Payable for:
Securities purchased	2,296,755
Management fees	142,665
Fund shares redeemed	61,922
Fund accounting/administration fees	20,851
Trustees’ fees*	9,298
Transfer agent/maintenance fees	3,914
Miscellaneous	35,260
Total liabilities	2,570,665
Commitments and contingent liabilities (Note 14)	—
Net assets	$259,880,969

Net assets consist of:
Paid in capital	$188,862,783
Undistributed net investment income	4,495,539
Accumulated net realized gain on investments	20,264,860
Net unrealized appreciation on investments	46,257,787
Net assets	$259,880,969
Capital shares outstanding	6,295,211
Net asset value per share	$41.28

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Dividends	$2,679,349
Interest	3
Total investment income	2,679,352

Expenses:
Management fees	867,899
Transfer agent/maintenance fees	12,460
Fund accounting/administration fees	126,845
Trustees’ fees*	15,848
Line of credit fees	10,082
Custodian fees	6,619
Tax expense	69
Miscellaneous	72,943
Total expenses	1,112,765
Net investment income	1,566,587

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	6,868,471
Net realized gain	6,868,471
Net change in unrealized appreciation (depreciation) on:
Investments	(9,149,008)
Net change in unrealized appreciation (depreciation)	(9,149,008)
Net realized and unrealized loss	(2,280,537)
Net decrease in net assets resulting from operations	$(713,950)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

SERIES B (LARGE CAP VALUE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,566,587	$2,923,527
Net realized gain on investments	6,868,471	49,560,301
Net change in unrealized appreciation (depreciation) on investments	(9,149,008)	(27,214,240)
Net increase (decrease) in net assets resulting from operations	(713,950)	25,269,588

Capital share transactions:
Proceeds from sale of shares	4,013,006	11,339,234
Cost of shares redeemed	(18,618,183)	(44,935,737)
Net decrease from capital share transactions	(14,605,177)	(33,596,503)
Net decrease in net assets	(15,319,127)	(8,326,915)

Net assets:
Beginning of period	275,200,096	283,527,011
End of period	$259,880,969	$275,200,096
Undistributed net investment income at end of period	$4,495,539	$2,928,952

Capital share activity:
Shares sold	96,648	285,616
Shares redeemed	(448,264)	(1,135,601)
Net decrease in shares	(351,616)	(849,985)

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES B (LARGE CAP VALUE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$41.40	$37.82	$28.66	$24.79	$25.79	$22.20
Income (loss) from investment operations:
Net investment income (loss)[b]	.24	.41	.35	.35	.26	.19
Net gain (loss) on investments (realized and unrealized)	(.36)	3.17	8.81	3.52	(1.26)	3.40
Total from investment operations	(.12)	3.58	9.16	3.87	(1.00)	3.59
Net asset value, end of period	$41.28	$41.40	$37.82	$28.66	$24.79	$25.79

Total Return[c]	(0.29%)	9.47%	31.96%	15.61%	(3.88%)	16.17%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$259,881	$275,200	$283,527	$246,107	$249,451	$298,181
Ratios to average net assets:
Net investment income (loss)	1.17%	1.04%	1.05%	1.28%	1.00%	0.81%
Total expenses	0.83%	0.83%	0.83%	0.83%	0.80%	0.80%
Portfolio turnover rate	13%	47%	26%	17%	19%	17%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products and has not been annualized. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

FUND PROFILE (Unaudited)	June 30, 2015

SERIES C (MONEY MARKET SERIES)

OBJECTIVE: Seeks as high a level of current income as is consistent with preservation of capital by investing in money market securities with varying maturities.

Holdings Diversification (Market Exposure as % of Net Assets)

FADN- Federal Agency Discount Note

Inception Date: May 1, 1979

The Fund invests principally in money market instruments such as commercial paper.

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
SERIES C (MONEY MARKET SERIES)

	Shares	Value

SHORT TERM INVESTMENTS† - 26.6%
Dreyfus Treasury Prime Cash Management Institutional Share 0.00%	17,285,960	$17,285,960
Total Short Term Investments
(Cost $17,285,960)		17,285,960

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 28.5%
Federal Home Loan Bank[1]
0.03% due 07/15/15	$10,000,000	9,999,921
0.08% due 07/17/15	3,000,000	2,999,893
0.06% due 08/26/15	3,000,000	2,999,814
0.06% due 08/14/15	2,000,000	1,999,841
0.07% due 07/31/15	567,000	566,990
Total Federal Home Loan Bank		18,566,459
Total Federal Agency Discount Notes
(Cost $18,566,284)		18,566,459

ASSET-BACKED SECURITIES†† - 0.1%
Small Business Administration Pools
#503295, 0.75% due 04/25/21[2]	35,457	35,473
#503303, 0.75% due 04/25/21[2]	12,381	12,385
#502353, 1.00% due 09/25/18[2]	11,809	11,830
Total Asset-Backed Securities
(Cost $59,654)		59,688

COMMERCIAL PAPER†† - 58.7%
Prudential plc
0.19% due 07/10/15	2,000,000	1,999,922
0.20% due 07/10/15	500,000	499,981
Total Prudential plc		2,499,903
Allianz Finance Corp.
0.31% due 09/02/15	1,500,000	1,499,533
0.32% due 08/24/15	515,000	514,872
Total Allianz Finance Corp.		2,014,405
Banco Santander Chile
0.28% due 07/01/15	2,000,000	2,000,000
Abbott Laboratories
0.11% due 07/01/15	2,000,000	1,999,998
Bank of Tokyo-Mitsubishi NY
0.10% due 07/07/15	2,000,000	1,999,967
Nestle Capital Corp.
0.11% due 07/09/15	1,000,000	999,995
0.15% due 08/31/15	1,000,000	999,869
Total Nestle Capital Corp.		1,999,864
Toyota Motor Credit Corp.
0.18% due 08/10/15	2,000,000	1,999,794
ABN Amro Funding USA LLC
0.26% due 08/05/15	2,000,000	1,999,651
Societe Generale SA
0.26% due 08/31/15	2,000,000	1,999,232
Commonwealth Bank of Australia
0.21% due 09/28/15	2,000,000	1,999,100
Swedbank AB
0.26% due 09/29/15	2,000,000	1,998,878
Georgia Transmission Corp.
0.20% due 10/06/15	2,000,000	1,998,797
Electricite de France
0.20% due 09/09/15	2,000,000	1,998,746
Nordea Bank AB
0.30% due 10/22/15	2,000,000	1,998,417
Bank of Nova Scotia
0.33% due 11/12/15	2,000,000	1,997,675
Coca-Cola Co.
0.30% due 12/18/15	2,000,000	1,996,561
BASF SE
0.41% due 01/07/16	2,000,000	1,996,276
Air Products & Chemicals, Inc.
0.10% due 07/22/15	1,750,000	1,749,898
ING US Funding LLC
0.25% due 07/01/15	1,000,000	999,996
American Honda Finance Corp.
0.12% due 07/07/15	1,000,000	999,979
Total Commercial Paper
(Cost $38,245,903)		38,247,137

Total Investments - 113.9%
(Cost $74,157,801)		$74,159,244
Other Assets & Liabilities, net - (13.9)%		(9,065,778)
Total Net Assets - 100.0%		$65,093,466

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Variable rate security. Rate indicated is rate effective at June 30, 2015.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

SERIES C (MONEY MARKET SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments, at value (cost $74,157,801)	$74,159,244
Prepaid expenses	744
Receivables:
Fund shares sold	1,012,722
Investment adviser	11,316
Securities sold	984
Interest	81
Total assets	75,185,091

Liabilities:
Payable for:
Securities purchased	9,999,883
Management fees	23,744
Fund shares redeemed	12,736
Trustees’ fees*	4,933
Fund accounting/administration fees	4,511
Transfer agent/maintenance fees	2,762
Miscellaneous	43,056
Total liabilities	10,091,625
Commitments and contingent liabilities (Note 14)	—
Net assets	$65,093,466

Net assets consist of:
Paid in capital	$65,204,362
Accumulated net investment loss	(112,188)
Accumulated net realized loss on investments	(151)
Net unrealized appreciation on investments	1,443
Net assets	$65,093,466
Capital shares outstanding	4,926,961
Net asset value per share	$13.21

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Interest	$36,160
Total investment income	36,160

Expenses:
Management fees	148,345
Transfer agent/maintenance fees	12,397
Fund accounting/administration fees	28,185
Legal fees	14,013
Trustees’ fees*	5,068
Custodian fees	1,002
Tax expense	3
Miscellaneous	17,194
Total expenses	226,207
Less:
Expenses waived by Adviser	(77,859)
Net expenses	148,348
Net investment loss	(112,188)

Net Realized and Unrealized Gain (Loss):
Net change in unrealized appreciation (depreciation) on:
Investments	258
Net unrealized gain	258
Net decrease in net assets resulting from operations	$(111,930)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES C (MONEY MARKET SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(112,188)	$(298,070)
Net realized loss on investments	—	(14)
Net change in unrealized appreciation (depreciation) on investments	258	(486)
Net decrease in net assets resulting from operations	(111,930)	(298,570)

Capital share transactions:
Proceeds from sale of shares	33,578,283	86,068,579
Cost of shares redeemed	(38,794,350)	(91,652,757)
Net decrease from capital share transactions	(5,216,067)	(5,584,178)
Net decrease in net assets	(5,327,997)	(5,882,748)

Net assets:
Beginning of period	70,421,463	76,304,211
End of period	$65,093,466	$70,421,463
Accumulated net investment loss at end of period	$(112,188)	$—

Capital share activity:
Shares sold	2,540,079	6,490,360
Shares redeemed	(2,933,199)	(6,911,723)
Net decrease in shares	(393,120)	(421,363)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

SERIES C (MONEY MARKET SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$13.24	$13.29	$13.36	$13.43	$13.50	$13.56
Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)	(.05)	(.07)	(.07)	(.08)	(.06)
Net gain (loss) on investments (realized and unrealized)	(.01)	(—)[e]	(—)[e]	(—)[e]	.01	(—)[e]
Total from investment operations	(.03)	(.05)	(.07)	(.07)	(.07)	(.06)
Net asset value, end of period	$13.21	$13.24	$13.29	$13.36	$13.43	$13.50

Total Return[c]	(0.23%)	(0.38%)	(0.52%)	(0.52%)	(0.52%)	(0.44%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$65,093	$70,421	$76,304	$73,371	$108,617	$106,191
Ratios to average net assets:
Net investment income (loss)	(0.38%)	(0.40%)	(0.50%)	(0.53%)	(0.57%)	(0.46%)
Total expenses	0.76%	0.75%	0.71%	0.71%	0.70%	0.70%
Net expenses[d,f]	0.50%	0.51%	0.64%	0.71%	0.70%	0.70%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products and has not been annualized. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers.
[e]	Less than $0.01 per share.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating expense ratios for the period would be:

06/30/15	12/31/14	12/31/13
0.50%	0.50%	0.63%

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2015

SERIES D (WORLD EQUITY INCOME SERIES)

OBJECTIVE: Seeks to provide total return, comprised of capital appreciation and income.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

COUNTRY DIVERSIFICATION

At June 30, 2015, the investment diversification of the Fund by country was as follows:

Country	% of Common Stocks	Value
United States	55%	$ 92,356,741
Japan	9%	14,815,871
Australia	7%	12,640,203
United Kingdom	6%	9,988,262
Switzerland	4%	6,955,306
Sweden	3%	4,760,696
France	3%	4,726,899
Other	13%	22,390,547
Total Investments	100%	$168,634,525

Inception Date: April 19, 1984

Ten Largest Holdings (% of Total Net Assets)
Johnson & Johnson	1.9%
Pfizer, Inc.	1.6%
Roche Holding AG	1.6%
Verizon Communications, Inc.	1.6%
AT&T, Inc.	1.5%
Merck & Company, Inc.	1.5%
Eli Lilly & Co.	1.5%
International Business Machines Corp.	1.3%
McDonald’s Corp.	1.3%
Altria Group, Inc.	1.3%
Top Ten Total	15.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
SERIES D (WORLD EQUITY INCOME SERIES)

	Shares	Value

COMMON STOCKS† - 99.0%

Consumer, Non-cyclical - 25.9%
Johnson & Johnson	32,500	$3,167,449
Pfizer, Inc.	80,900	2,712,577
Roche Holding AG	9,600	2,690,255
Merck & Company, Inc.	43,900	2,499,227
Eli Lilly & Co.	29,800	2,488,002
Altria Group, Inc.	44,800	2,191,168
GlaxoSmithKline plc	105,000	2,182,000
Reynolds American, Inc.	28,100	2,097,946
Baxter International, Inc.	28,800	2,013,984
Cardinal Health, Inc.	23,500	1,965,775
Anthem, Inc.	11,900	1,953,266
Procter & Gamble Co.	24,500	1,916,880
Kimberly-Clark Corp.	18,000	1,907,460
Clorox Co.	16,400	1,705,928
Wesfarmers Ltd.	55,200	1,662,069
Philip Morris International, Inc.	19,900	1,595,383
Automatic Data Processing, Inc.	17,800	1,428,094
Dr Pepper Snapple Group, Inc.	19,200	1,399,680
Novartis AG	12,400	1,222,188
Woolworths Ltd.	45,100	938,010
Hutchison Port Holdings Trust — Class U	1,306,600	823,158
Omnicare, Inc.	8,400	791,700
Nestle S.A.	8,400	606,463
AmerisourceBergen Corp. — Class A	5,700	606,138
Patterson Companies, Inc.	11,100	540,015
PepsiCo, Inc.	4,700	438,698
Sysco Corp.	11,500	415,150
Transurban Group	27,400	196,582
Total Consumer, Non-cyclical		44,155,245

Financial - 24.2%
Zurich Insurance Group AG*	6,200	1,887,328
HCP, Inc.	48,700	1,776,089
Swedbank AB — Class A	73,800	1,721,047
Boston Properties, Inc.	13,700	1,658,248
Host Hotels & Resorts, Inc.	83,000	1,645,890
Wells Fargo & Co.	28,800	1,619,712
HSBC Holdings plc*	162,100	1,451,870
Digital Realty Trust, Inc.	21,300	1,420,284
Annaly Capital Management, Inc.	148,800	1,367,472
CME Group, Inc. — Class A	14,400	1,340,064
National Australia Bank Ltd. ADR	49,568	1,273,759
T. Rowe Price Group, Inc.	16,300	1,266,999
New York Community Bancorp, Inc.	65,300	1,200,214
Nordea Bank AB	92,500	1,153,895
Daito Trust Construction Company Ltd.	10,800	1,118,869
ASX Ltd.	33,800	1,040,401
American Capital Agency Corp.	56,300	1,034,231
Allianz AG	6,500	1,012,488
Stockland	312,778	989,307
Hannover Rueck SE	10,200	987,075
Hang Seng Bank Ltd.	49,800	973,325
Insurance Australia Group Ltd.	223,251	961,035
People’s United Financial, Inc.	57,300	928,833
U.S. Bancorp	21,200	920,080
Aviva plc	112,728	872,207
Iron Mountain, Inc.	27,700	858,700
Simon Property Group, Inc.	4,900	847,798
Federation Centres	371,701	837,313
Government Properties Trust, Inc.*	246,000	812,251
Gjensidige Forsikring ASA	49,100	791,721
First Capital Realty, Inc.	53,300	763,038
H&R Real Estate Investment Trust	41,400	743,832
DBS Group Holdings Ltd.	43,500	668,227
Bendigo & Adelaide Bank Ltd.	69,300	655,443
Suncorp Group Ltd.	62,700	649,613
JPMorgan Chase & Co.	9,000	609,840
ACE Ltd.	5,400	549,072
Admiral Group plc	20,600	448,642
CK Hutchison Holdings Ltd.	20,725	304,533
Total Financial		41,160,745

Consumer, Cyclical - 13.4%
McDonald’s Corp.	23,900	2,272,173
LVMH Moet Hennessy Louis Vuitton SE	12,500	2,190,305
Sumitomo Corp.	173,700	2,020,906
Costco Wholesale Corp.	13,700	1,850,322
Mitsui & Company Ltd.	134,900	1,832,356
Wal-Mart Stores, Inc.	25,100	1,780,343
ITOCHU Corp.	109,300	1,443,998
Marubeni Corp.	243,100	1,394,903
Mitsubishi Corp.	57,400	1,262,476
Toyota Motor Corp.	18,200	1,219,777
Persimmon plc*	29,900	927,915
Lawson, Inc.	12,700	869,529
Compass Group plc	51,900	858,748
InterContinental Hotels Group plc	21,300	858,493
Sankyo Company Ltd.	24,200	857,118
Next plc*	7,100	830,602
Wynn Resorts Ltd.	3,400	335,478
Total Consumer, Cyclical		22,805,442

Communications - 12.7%
Verizon Communications, Inc.	56,700	2,642,786
AT&T, Inc.	74,000	2,628,480
CenturyLink, Inc.	55,400	1,627,652
TeliaSonera AB	267,900	1,577,559
Singapore Telecommunications Ltd.	470,300	1,470,048
Telstra Corp., Ltd.	307,800	1,457,969
Elisa Oyj	31,000	982,695
PCCW Ltd.	1,603,900	958,019
NTT DOCOMO, Inc.	48,300	924,999
BCE, Inc.	21,600	917,640
Bezeq The Israeli Telecommunication Corporation Ltd.	492,900	839,673

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
SERIES D (WORLD EQUITY INCOME SERIES)

	Shares	Value

Singapore Press Holdings Ltd.*	277,100	$839,404
Vivendi S.A.*	32,400	817,361
StarHub Ltd.	274,600	805,326
Spark New Zealand Ltd.	380,500	720,698
Proximus	19,700	695,656
Motorola Solutions, Inc.	8,500	487,390
TDC A/S	63,300	464,213
SES S.A.	13,500	453,613
Tele2 AB — Class B	26,500	308,196
Total Communications		21,619,377

Utilities - 11.1%
Duke Energy Corp.	27,200	1,920,865
Dominion Resources, Inc.	28,100	1,879,047
Southern Co.	44,800	1,877,120
PPL Corp.	59,100	1,741,677
CLP Holdings Ltd.	195,900	1,665,466
CenterPoint Energy, Inc.	64,100	1,219,823
AGL Energy Ltd.	88,200	1,058,060
SSE plc	42,700	1,030,597
GDF Suez	54,700	1,014,894
Enagas S.A.	30,100	818,743
TransAlta Corp.	94,500	732,417
Consolidated Edison, Inc.	11,200	648,256
American Electric Power Company, Inc.	11,200	593,264
SCANA Corp.	11,300	572,345
Ameren Corp.	14,900	561,432
NiSource, Inc.	11,200	510,608
Sempra Energy	4,700	465,018
DTE Energy Co.	5,400	403,056
Entergy Corp.	3,900	274,950
Talen Energy Corp.*	1	17
Total Utilities		18,987,655

Technology - 5.1%
International Business Machines Corp.	14,000	2,277,240
Apple, Inc.	16,800	2,107,140
Canon, Inc.	57,500	1,870,940
Accenture plc — Class A	14,000	1,354,920
Paychex, Inc.	12,600	590,688
Microsoft Corp.	12,300	543,045
Total Technology		8,743,973

Industrial - 5.1%
TransDigm Group, Inc.*	8,800	1,977,096
Lockheed Martin Corp.	8,000	1,487,200
AP Moeller - Maersk A/S — Class A	800	1,404,834
Waste Management, Inc.	26,000	1,205,100
Lend Lease Group*	79,400	920,642
Melrose Industries plc	185,185	719,905
Schneider Electric S.A.	10,200	704,339
BAE Systems plc	26,700	189,258
TNT Express N.V.	89	755
Total Industrial		8,609,129

Energy - 1.2%
Eni SpA	58,500	1,038,434
Exxon Mobil Corp.	5,800	482,560
Royal Dutch Shell plc — Class B	15,800	448,627
Total Energy		1,969,621

Basic Materials - 0.3%
Dow Chemical Co.	11,400	583,338

Total Common Stocks
(Cost $171,474,098)		168,634,525

SHORT TERM INVESTMENTS† - 0.5%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund 0.00%	790,753	790,753
Total Short Term Investments
(Cost $790,753)		790,753

Total Investments - 99.5%
(Cost $172,264,851)		$169,425,278
Other Assets & Liabilities, net - 0.5%		804,780
Total Net Assets - 100.0%		$170,230,058

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

SERIES D (WORLD EQUITY INCOME SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments, at value (cost $172,264,851)	$169,425,278
Foreign currency, at value (cost $40,081)	39,949
Prepaid expenses	3,313
Receivables:
Dividends	434,057
Foreign taxes reclaim	423,188
Securities sold	179,183
Fund shares sold	352
Total assets	170,505,320

Liabilities:
Overdraft due to custodian bank	11,390
Payable for:
Management fees	100,324
Fund shares redeemed	77,177
Direct shareholders expense	35,171
Fund accounting/administration fees	21,498
Transfer agent/maintenance fees	3,914
Trustees’ fees*	1,687
Miscellaneous	24,101
Total liabilities	275,262
Commitments and contingent liabilities (Note 14)	—
Net assets	$170,230,058

Net assets consist of:
Paid in capital	$215,120,452
Undistributed net investment income	8,604,344
Accumulated net realized loss on investments	(50,629,945)
Net unrealized depreciation on investments	(2,864,793)
Net assets	$170,230,058
Capital shares outstanding	13,467,540
Net asset value per share	$12.64

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Dividends (net of foreign withholding tax of $224,250)	$3,976,948
Interest	7
Total investment income	3,976,955

Expenses:
Management fees	617,852
Transfer agent/maintenance fees	12,459
Fund accounting/administration fees	132,397
Trustees’ fees*	7,224
Line of credit fees	6,819
Custodian fees	302
Tax expense	267
Miscellaneous	72,498
Total expenses	849,818
Net investment income	3,127,137

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,496,805
Foreign currency	(6,379)
Net realized gain	2,490,426
Net change in unrealized appreciation (depreciation) on:
Investments	(4,852,985)
Foreign currency	836
Net change in unrealized appreciation (depreciation)	(4,852,149)
Net realized and unrealized loss	(2,361,723)
Net increase in net assets resulting from operations	$765,414

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES D (WORLD EQUITY INCOME SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,127,137	$5,626,869
Net realized gain on investments	2,490,426	9,844,269
Net change in unrealized appreciation (depreciation) on investments	(4,852,149)	(5,873,733)
Net increase in net assets resulting from operations	765,414	9,597,405

Distributions to shareholders from:
Net investment income	—	(7,072)
Total distributions to shareholders	—	(7,072)

Capital share transactions:
Proceeds from sale of shares	3,040,322	6,713,201
Distributions reinvested	—	7,072
Cost of shares redeemed	(12,124,065)	(31,356,416)
Net decrease from capital share transactions	(9,083,743)	(24,636,143)
Net decrease in net assets	(8,318,329)	(15,045,810)

Net assets:
Beginning of period	178,548,387	193,594,197
End of period	$170,230,058	$178,548,387
Undistributed net investment income at end of period	$8,604,344	$5,477,207

Capital share activity:
Shares sold	234,865	524,779
Shares issued from reinvestment of distributions	—	561
Shares redeemed	(940,672)	(2,489,949)
Net decrease in shares	(705,807)	(1,964,609)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

SERIES D (WORLD EQUITY INCOME SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$12.60	$12.00	$10.06	$8.63	$10.25	$8.86
Income (loss) from investment operations:
Net investment income (loss)[b]	.23	.37	.28	.19	.12	.04
Net gain (loss) on investments (realized and unrealized)	(.19)	.23	1.66	1.24	(1.74)	1.35
Total from investment operations	.04	.60	1.94	1.43	(1.62)	1.39
Less distributions from:
Net investment income	—	(—)[c]	—	—	—	—
Total distribution	—	(—)[c]	—	—	—	—
Net asset value, end of period	$12.64	$12.60	$12.00	$10.06	$8.63	$10.25

Total Return[d]	0.32%	5.00%	19.28%	16.57%	(15.80%)	15.69%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$170,230	$178,548	$193,594	$185,233	$185,747	$269,645
Ratios to average net assets:
Net investment income (loss)	3.54%	2.95%	2.50%	2.03%	1.23%	0.49%
Total expenses	0.96%	1.01%	1.14%	1.17%	1.21%	1.26%
Portfolio turnover rate	64%	132%	150%	36%	171%	283%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Distributions from net investment income are less than $0.01 per share.
[d]

Total return does not take into account any of the expenses associated with an investment in variable insurance products and has not been annualized. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2015

SERIES E (TOTAL RETURN BOND SERIES)

OBJECTIVE: Seeks to provide total return, comprised of current income and capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. Government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: April 26, 1985

Ten Largest Holdings (% of Total Net Assets)
U.S. Treasury Notes	3.0%
Guggenheim Strategy Fund I	2.6%
GCAT 2014-2 LLC	2.1%
LSTAR Securities Investment Trust	1.8%
Willis Engine Securitization Trust II	1.7%
Northwoods Capital VIII Ltd.	1.6%
New Jersey Transportation Trust Fund Authority Revenue Bonds	1.2%
County of Miami-Dade Florida Revenue Bonds	1.2%
ALM VII R-2 Ltd.	1.2%
CIT Mortgage Loan Trust	1.2%
Top Ten Total	17.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

Portfolio Composition by Quality Rating[1]
Rating
Fixed Income Instruments
AAA	7.7%
AA	14.6%
A	21.1%
BBB	16.4%
BB	7.9%
B	6.7%
CCC	5.3%
CC	0.4%
NR2	14.6%
Other Instruments	5.3%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

[1]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody’s and Fitch ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

[2]	NR securities do not necessarily indicate low credit quality.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
SERIES E (TOTAL RETURN BOND SERIES)

	Shares	Value

PREFERRED STOCKS†† - 1.9%

Financial - 1.5%
Aspen Insurance Holdings Ltd. 5.95%[1,2]	32,157	$810,356
AgriBank FCB 6.88%[1,2]	1,500	157,875
Woodbourne Capital Trust II 0.02%*,†††,1,2,3	300,000	147,630
Woodbourne Capital Trust III 0.02%*,†††,1,2,3	300,000	147,630
Woodbourne Capital Trust I 0.02%*,†††,1,2,3	300,000	147,630
Woodbourne Capital Trust IV 0.02%*,†††,1,2,3	300,000	147,630
Total Financial		1,558,751

Industrial - 0.4%
Seaspan Corp. 6.38% due 04/30/19	18,000	454,500
Total Preferred Stocks
(Cost $2,609,721)		2,013,251

UNIT INVESTMENT TRUSTS† - 0.1%
Rescap Liquidating Trust	9,655	100,412
Total Unit Investment Trusts
(Cost $487,486)		100,412

MUTUAL FUNDS†,4 - 2.6%
Guggenheim Strategy Fund I	110,749	2,759,875
Total Mutual Funds
(Cost $2,756,657)		2,759,875

SHORT TERM INVESTMENTS† - 1.0%
Dreyfus Treasury Prime Cash Management Institutional Share 0.00%	1,095,089	1,095,089
Total Short Term Investments
(Cost $1,095,089)		1,095,089

	Face Amount

ASSET-BACKED SECURITIES†† - 46.3%
GCAT 2014-2 LLC
2014-2, 3.72% due 10/25/19[3,10]	$2,210,311	2,223,031
AASET
2014-1, 5.12% due 12/15/29	1,201,923	1,192,308
2014-1, 7.37% due 12/15/29	721,154	722,957
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[3]	1,891,263	1,869,324
Northwoods Capital VIII Ltd.
2007-8A, 2.28% due 07/28/22[1,3]	1,750,000	1,746,325
Emerald Aviation Finance Ltd.
2013-1, 4.65% due 10/15/38[3,10]	1,119,792	1,149,186
2013-1, 6.35% due 10/15/38[3,10]	223,958	229,557
ALM VII R-2 Ltd.
2013-7R2A, 2.87% due 04/24/24[1,3]	1,250,000	1,241,250
CIT Mortgage Loan Trust
2007-1, 1.64% due 10/25/37[1,3]	1,300,000	1,240,966
Grayson CLO Ltd.
2006-1A, 0.69% due 11/01/21[1,3]	1,250,000	1,152,875
Castlelake Aircraft Securitization Trust
2014-1, 5.25% due 02/15/29[3]	771,510	763,177
2014-1, 7.50% due 02/15/29[3]	385,421	388,273
Rise Ltd.
4.74% due 02/12/39	1,054,167	1,064,708
Triaxx Prime CDO 2006-2 Ltd.
2006-2A, 0.45% due 10/02/39[1,3]	1,136,532	1,064,590
Telos CLO 2007-2 Ltd.
2007-2A, 2.48% due 04/15/22[1,3]	1,100,000	1,061,280
Great Lakes CLO 2012-1 Ltd.
2012-1A, 4.37% due 01/15/23[1,3]	1,000,000	1,000,000
Northwoods Capital XIV Ltd.
2014-14A, 2.72% due 11/12/25[1,3]	1,000,000	999,900
KKR Financial CLO 2007-1 Ltd.
2007-1A, 2.52% due 05/15/21[1,3]	1,000,000	995,700
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.92% due 10/15/26[1,3]	1,000,000	988,000
Telos CLO Ltd.
2013-3A, 3.27% due 01/17/24[1,3]	1,000,000	984,800
Dryden 37 Senior Loan Fund
2015-37A, 0.00% due 04/15/27[3]	1,000,000	969,500
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[3,10]	976,190	966,721
GSAA Trust
2005-10, 0.84% due 06/25/35[1]	1,050,000	957,952
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[3]	838,625	837,200
Rockwall CDO II Ltd.
2007-1A, 0.83% due 08/01/24[1,3]	900,000	836,100
Nationstar HECM Loan Trust
2014-1A, 4.50% due 11/25/17[3]	820,128	824,475
Gramercy Real Estate CDO 2007-1 Ltd.
2007-1A, 0.55% due 08/15/56[1,3]	901,564	823,308
RAIT CRE CDO I Ltd.
2006-1X, 0.51% due 11/20/46	891,771	815,614
ARES XII CLO Ltd.
2007-12A, 3.53% due 11/25/20[1,3]	750,000	750,000
MCF CLO I LLC
2013-1A, 3.83% due 04/20/23[1,3]	750,000	745,500
Acis CLO 2013-2 Ltd.
2013-2A, 3.49% due 10/14/22[1,3]	750,000	740,925
NRPL Trust
2015-1A, 3.88% due 11/01/54[3,10]	721,389	723,486
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[3]	711,000	710,005
Garanti Diversified Payment Rights Finance Co.
2007-A, 0.46% due 07/09/17[1]	720,000	700,272

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount	Value

ICE EM CLO
2007-1A, 0.98% due 08/15/22[1,3]	$698,036	$680,795
N-Star Real Estate CDO IX Ltd.
0.50% due 02/01/41[5]	667,393	652,243
KVK CLO 2013-1 Ltd.
2013-1A, 0.00% due 04/14/25[3]	900,000	637,380
Babson CLO Ltd.
2012-2A, 0.00% due 05/15/23[3]	750,000	621,000
2014-IA, 0.00% due 07/20/25[3]	550,000	433,015
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 3.73% due 10/20/25[1,3]	600,000	594,060
Black Diamond CLO 2012-1 Ltd.
2013-1A, 3.53% due 02/01/23[1,3]	550,000	550,000
Structured Asset Securities Corporation Mortgage Loan Trust
2006-OPT1, 0.45% due 04/25/36[1]	600,000	548,402
Dryden XXIII Senior Loan Fund
2014-23RA, 3.23% due 07/17/23[1,3]	500,000	502,500
Newstar Trust
2012-2A, 3.52% due 01/20/23[1,3]	500,000	500,950
Oxford Finance Funding Trust
2014-1A, 3.48% due 12/15/22[3]	500,000	500,700
KKR CLO Trust
2012-1A, 3.48% due 12/15/24[1,3]	500,000	500,050
Cent CLO 16, LP
2014-16AR, 2.53% due 08/01/24[1,3]	500,000	499,550
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.77% due 04/28/26[1,3]	300,000	296,460
2014-3A, 3.52% due 04/28/26[1,3]	200,000	194,820
New Century Home Equity Loan Trust
2005-3, 0.70% due 07/25/35[1]	550,000	488,153
MCF CLO III LLC
2014-3A, 3.21% due 01/20/24[1,3]	500,000	480,250
Treman Park CLO LLC
2015-1A, 0.00% due 04/20/27[3]	500,000	473,800
N-Star REL CDO VIII Ltd.
2006-8A, 0.55% due 02/01/41[1,3]	500,000	463,850
AABS Ltd.
4.87% due 01/15/38	424,479	431,908
Acis CLO 2013-1 Ltd.
2013-1A, 3.23% due 04/18/24[1,3]	400,000	396,760
Eastland CLO Ltd.
2007-1A, 0.68% due 05/01/22[1,3]	400,000	377,440
Halcyon Loan Advisors Funding 2012-2 Ltd.
2012-2A, 4.78% due 12/20/24[1,3]	350,000	350,105
NewStar Commercial Loan Funding 2013-1 LLC
2013-1A, 4.83% due 09/20/23[1,3]	350,000	340,550
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	280,935	304,605
Saxon Asset Securities Trust
2005-4, 0.63% due 11/25/37[1]	350,000	302,601
DIVCORE CLO Ltd.
2013-1A B, 4.08% due 11/15/32	300,000	299,340
Westwood CDO I Ltd.
2007-1A, 0.95% due 03/25/21[1,3]	300,000	283,680
ALM XIV Ltd.
2014-14A, 3.23% due 07/28/26[1,3]	250,000	250,125
TICC CLO 2012-1 LLC
2012-1A, 5.01% due 08/25/23[1,3]	250,000	250,025
Great Lakes CLO 2014-1 Ltd.
2014-1A, 3.98% due 04/15/25[1,3]	250,000	250,000
Golub Capital Partners CLO 17 Ltd.
2013-17A, 4.11% due 10/25/25[1,3]	250,000	249,075
Gallatin CLO VII 2014-1 Ltd.
2014-1A, 3.15% due 07/15/23[1,3]	250,000	248,850
Garrison Funding 2013-2 Ltd.
2013-2A, 3.68% due 09/25/23[1,3]	250,000	248,700
Venture XIV CLO Ltd.
2013-14A, 3.04% due 08/28/25[1,3]	250,000	245,275
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.58% due 07/25/25[1,3]	250,000	241,775
Drug Royalty II Limited Partnership 2
2014-1, 3.08% due 07/15/23[1,3]	226,671	229,719
GreenPoint Mortgage Funding Trust
2005-HE4, 0.89% due 07/25/30[1]	234,601	224,646
Carlyle Global Market Strategies CLO 2012-3 Ltd.
2012-3A, 0.00% due 10/04/24[3]	250,000	209,125
Keuka Park CLO Ltd.
2013-1A, 0.00% due 10/21/24[3]	250,000	196,700
Neuberger Berman CLO Ltd.
2012-12A, 0.00% due 07/25/23[3]	300,000	192,570
Copper River CLO Ltd.
2007-1A, 0.00% due 01/20/21[1,3]	600,000	170,280
GSAA Home Equity Trust
2007-7, 0.46% due 07/25/37[1]	185,078	156,342
First Franklin Mortgage Loan Trust
2006-FF1, 0.53% due 01/25/36[1]	50,000	44,254
Credit-Based Asset Servicing and Securitization LLC
2005-CB5, 0.44% due 08/25/35[1]	7,960	7,950
Total Asset-Backed Securities
(Cost $48,778,997)		49,599,643

CORPORATE BONDS†† - 21.0%
Financial - 14.3%
Citigroup, Inc.
5.80% due 11/29/49[1,2]	800,000	802,000
5.95% due 12/31/49[1,2]	500,000	482,600
5.87% due 12/31/49[1,2]	305,000	305,671
6.30% due 12/29/49[1,2]	160,000	156,200
JPMorgan Chase & Co.
5.00% due 12/29/49[1,2]	1,100,000	1,076,624
5.30% due 12/31/49[1,2]	500,000	496,300

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount	Value

EPR Properties
5.25% due 07/15/23[6]	$1,000,000	$1,048,019
5.75% due 08/15/22	400,000	428,948
Susquehanna Bancshares, Inc.
5.38% due 08/15/22[6]	1,100,000	1,193,176
Fifth Third Bancorp
5.10% due 06/30/23[1,2]	709,000	664,688
4.90% due 12/29/49[1,2]	500,000	476,650
AmTrust Financial Services, Inc.
6.12% due 08/15/23[5]	1,000,000	1,038,830
Deutsche Bank AG
4.50% due 04/01/25	1,000,000	952,011
SunTrust Banks, Inc.
5.63% due 12/29/49[1,2]	850,000	855,312
Bank of America Corp.
6.10% due 03/12/49[1,2]	750,000	740,625
Teachers Insurance & Annuity Association of America
4.90% due 09/15/44[3]	500,000	509,881
Morgan Stanley
5.55% due 12/31/49[1,2]	500,000	496,375
GMH Military Housing-Navy Northeast LLC
6.30% due 10/15/49	485,000	495,379
Corporation Financiera de Desarrollo S.A.
5.25% due 07/15/29[1,3]	450,000	453,375
Pacific Northwest Communities LLC
5.91% due 06/15/50[3]	400,000	417,576
Customers Bank
6.12% due 06/26/29[1,3]	400,000	411,000
Wilton Re Finance LLC
5.87% due 03/30/33[1,3,10]	375,000	389,187
Atlantic Marine Corporations Communities LLC
5.43% due 12/01/50[3]	337,798	328,978
ACC Group Housing LLC
6.35% due 07/15/54†††,3	250,000	249,475
CIC Receivables Master Trust
4.89% due 10/07/21†††	200,000	202,020
HSBC Holdings plc
6.37% due 12/29/49[1,2]	200,000	200,500
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
6.00% due 08/01/20	190,000	196,175
Cadence Bank North America
6.25% due 06/28/29[9]	150,000	153,375
Cadence Financial Corp.
4.87% due 06/28/19[9]	100,000	100,750
Total Financial		15,321,700

Basic Materials - 2.3%
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[3,6]	1,100,000	1,030,407
4.45% due 11/15/21[3]	500,000	492,854
Yamana Gold, Inc.
4.95% due 07/15/24[6]	950,000	915,070
Total Basic Materials		2,438,331

Industrial - 1.9%
Chicago Bridge & Iron Co.
5.15% due 12/27/22†††,5	750,000	760,200
Quality Distribution LLC / QD Capital Corp.
9.88% due 11/01/18	710,000	744,613
SBM Baleia Azul
5.50% due 09/15/27†††,5	441,350	379,914
Prosight Global Inc.
7.50% due 11/26/20†††,5	100,000	102,780
Total Industrial		1,987,507

Communications - 1.0%
Avaya, Inc.
7.00% due 04/01/19[3]	650,000	635,375
Time Warner Cable, Inc.
4.50% due 09/15/42	600,000	489,421
Total Communications		1,124,796

Consumer, Cyclical - 0.6%
Northern Group Housing LLC
6.80% due 08/15/53[3]	600,000	676,494

Energy - 0.4%
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22	460,000	381,800

Technology - 0.3%
CDK Global, Inc.
4.50% due 10/15/24[6]	305,000	305,406

Consumer, Non-cyclical - 0.2%
Central Garden & Pet Co.
8.25% due 03/01/18	226,000	231,424
Total Corporate Bonds
(Cost $22,643,081)		22,467,458

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 10.3%
LSTAR Securities Investment Trust
2014-1, 3.28% due 09/01/21[1,3]	1,877,836	1,878,210
2015-1, 2.18% due 01/01/20[1,3]	969,845	953,746
2015-2, 2.18% due 01/01/20[1,3]	724,133	715,081
HarborView Mortgage Loan Trust
2006-12, 0.38% due 01/19/38[1]	949,396	800,561
2006-14, 0.34% due 01/25/47[1]	913,136	705,823
SRERS-2011 Funding Ltd.
2011-RS, 0.43% due 05/09/46[1,3]	985,666	953,435
Luminent Mortgage Trust
2006-2, 0.39% due 02/25/46[1]	1,292,443	953,002
American Home Mortgage Investment Trust
2006-1, 0.59% due 03/25/46[1]	1,141,983	952,809

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount	Value

Banc of America Funding 2013-R1 Ltd.
2013-R1, 0.38% due 11/03/41[1,3]	$1,008,948	$946,393
Alternative Loan Trust
2003-18CB, 5.25% due 09/25/33	855,529	888,576
Chase Mortgage Finance Trust Series
2006-S3, 6.00% due 11/25/36	391,699	339,323
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-8 Trust
2006-8, 4.79% due 10/25/36[10]	320,539	250,009
Nomura Resecuritization Trust
2012-1R, 0.63% due 08/27/47[1,3]	233,301	215,804
Structured Asset Mortgage Investments II Trust
2006-AR1, 0.42% due 02/25/36[1]	204,531	174,289
Morgan Stanley Re-REMIC Trust
2010-R5, 0.51% due 06/26/36[1,3]	181,818	135,597
American Home Mortgage Assets Trust
2007-1, 0.86% due 02/25/47[1]	214,721	133,312
JP Morgan Mortgage Trust
2006-A3, 2.57% due 04/25/36[1]	61,456	50,910
Total Collateralized Mortgage Obligations
(Cost $11,094,531)		11,046,880

MUNICIPAL BONDS†† - 8.2%
Illinois - 1.6%
State of Illinois General Obligation Unlimited
6.90% due 03/01/35	500,000	533,455
5.65% due 12/01/38	400,000	381,028
City of Chicago Illinois General Obligation Unlimited
5.43% due 01/01/42	300,000	247,929
5.00% due 01/01/27	150,000	154,505
0.00% due 01/01/30[7]	100,000	45,719
Chicago, Illinois, Second Lien Water Revenue Bonds, Taxable Build America Bonds
6.74% due 11/01/40	360,000	410,479
Total Illinois		1,773,115

Florida - 1.5%
County of Miami-Dade Florida Revenue Bonds
0.00% due 10/01/45[6,7]	5,600,000	1,248,576
0.00% due 10/01/42[7]	1,500,000	381,600
Total Florida		1,630,176

Alabama - 1.3%
County of Jefferson Alabama Sewer Revenue Revenue Bonds
0.00% due 10/01/30[7]	1,000,000	466,830
0.00% due 10/01/34[7]	775,000	269,692
0.00% due 10/01/36[7]	875,000	266,201
0.00% due 10/01/35[7]	525,000	170,478
0.00% due 10/01/31[7]	275,000	120,082
0.00% due 10/01/32[7]	250,000	101,005
Total Alabama		1,394,288

New Jersey - 1.2%
New Jersey Transportation Trust Fund Authority Revenue Bonds
0.00% due 12/15/32[6,7]	3,000,000	1,288,470

Puerto Rico - 1.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
5.13% due 07/01/47[5]	1,000,000	933,730
Puerto Rico Highways & Transportation Authority Revenue Bonds
5.50% due 07/01/28[5]	200,000	195,984
Total Puerto Rico		1,129,714

Michigan - 0.8%
Detroit City School District General Obligation Unlimited
7.75% due 05/01/39	750,000	901,680

California - 0.7%
Stockton Unified School District General Obligation Unlimited
0.00% due 08/01/36[7]	755,000	306,236
0.00% due 08/01/35[7]	490,000	208,235
Inland Valley Development Agency Tax Allocation
5.50% due 03/01/33	170,000	179,608
Total California		694,079

Total Municipal Bonds
(Cost $8,945,527)		8,811,522

U.S. GOVERNMENT SECURITIES†† - 4.9%
U.S. Treasury Notes
2.13% due 05/15/25[6]	3,290,000	3,230,369
2.00% due 02/15/25[6]	1,040,000	1,010,424
2.25% due 11/15/24	436,000	433,344
Total U.S. Treasury Notes		4,674,137
U.S. Treasury Bonds
0.00% due 11/15/44[7]	805,000	310,934
0.00% due 05/15/44[7]	683,400	267,514
Total U.S. Treasury Bonds		578,448
Total U.S. Government Securities
(Cost $5,383,767)		5,252,585

SENIOR FLOATING RATE INTERESTS††,1 - 4.3%
Consumer, Cyclical - 1.3%
Landry’s, Inc.
4.00% due 04/24/18	599,045	600,046
Ollies Bargain Outlet
4.75% due 09/28/19	427,103	424,968
Neiman Marcus Group, Inc.
4.25% due 10/25/20	344,761	342,392
Total Consumer, Cyclical		1,367,406

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount	Value

Industrial - 0.8%
Capstone Logistics
5.50% due 10/07/21	$718,000	$715,307
CareCore National LLC
5.50% due 03/05/21	148,869	149,118
Total Industrial		864,425

Financial - 0.6%
Corporate Capital Trust
4.00% due 05/20/19	296,250	296,249
Magic Newco, LLC
5.00% due 12/12/18	244,967	245,029
American Stock Transfer & Trust
5.75% due 06/26/20	95,904	95,225
Total Financial		636,503

Basic Materials - 0.6%
Fortescue Metals Group Ltd.
3.75% due 06/28/19	641,823	568,597

Communications - 0.5%
Asurion Corp.
5.00% due 05/24/19	451,893	452,647
MergerMarket Ltd.
4.50% due 02/04/21	98,750	96,775
Total Communications		549,422

Technology - 0.3%
Greenway Medical Technologies
6.00% due 11/04/20[5]	344,750	344,750

Consumer, Non-cyclical - 0.2%
NES Global Talent
6.50% due 10/03/19	129,023	121,281
Performance Food Group
6.25% due 11/14/19	98,492	98,616
Total Consumer, Non-cyclical		219,897

Total Senior Floating Rate Interests
(Cost $4,561,123)		4,551,000

MORTGAGE-BACKED SECURITIES†† - 3.7%
Hilton USA Trust
2013-HLT, 4.41% due 11/05/30[3]	950,000	958,243
2013-HLT, 5.61% due 11/05/18[1,3]	300,000	304,056
Boca Hotel Portfolio Trust
2013-BOCA, 3.24% due 08/15/26[1,3]	1,000,000	999,408
Motel 6 Trust
2015-MTL6, 4.53% due 02/05/30[3]	1,000,000	998,083
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR9 Trust
2006-AR9, 1.00% due 11/25/46[1]	586,800	410,535
GMAC Commercial Mortgage Asset Corp.
2003-PRES, 6.24% due 10/10/41†††,3	239,269	253,960
Ginnie Mae
#518436, 7.25% due 09/15/29	9,163	9,709
Fannie Mae[8]
1990-68, 6.95% due 07/25/20	610	653
1990-103, 7.50% due 09/25/20	204	220
Freddie Mac[8]
1990-188, 7.00% due 09/15/21	330	359
Total Mortgage-Backed Securities
(Cost $3,900,376)		3,935,226

FOREIGN GOVERNMENT BONDS†† - 1.5%
Dominican Republic International Bond
6.85% due 01/27/45[3]	600,000	612,000
Kenya Government International Bond
6.87% due 06/24/24[3]	500,000	507,290
Mexico Government International Bond
4.60% due 01/23/46	500,000	462,500
Total Foreign Government Bonds
(Cost $1,646,199)		1,581,790

	Contracts

OPTIONS PURCHASED† - 0.1%
Call options on:
iShares 20+ Year Treasury Bond ETF Expiring September 2015 with strike price of $128.00	675	50,625
iShares 7-10 Year Treasury Bond ETF Expiring September 2015 with strike price of $109.00	1,214	24,280
Total Options Purchased
(Cost $303,615)		74,905

Total Investments - 105.9%
(Cost $114,206,169)		$113,289,636

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
SERIES E (TOTAL RETURN BOND SERIES)

	Contracts	Value

OPTIONS WRITTEN† - 0.0%
Call options on:
iShares 20+ Year Treasury Bond ETF Expiring September 2015 with strike price of $133.00	675	$(22,275)
iShares 7-10 Year Treasury Bond ETF Expiring September 2015 with strike price of $111.00	1,214	(24,280)
Total Options Written
(Premiums received $135,610)		(46,555)
Other Assets & Liabilities, net - (5.9)%		(6,321,825)
Total Net Assets - 100.0%		$106,921,256

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Variable rate security. Rate indicated is rate effective at June 30, 2015.
[2]	Perpetual maturity.
[3]

Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $57,301,817 (cost $57,796,125), or 53.6% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[4]	Affiliated issuer — See Note 8.
[5]	Illiquid security.
[6]	Security or a portion thereof is held as collateral for reverse repurchase agreements — See Note 12.
[7]	Zero coupon rate security.
[8]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[9]

Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $254,125 (cost $250,000) or 0.2% of total net assets — See Note 13.

[10]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

SERIES E (TOTAL RETURN BOND SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $111,449,512)	$110,529,761
Investments in affiliated issuers, at value (cost $2,756,657)	2,759,875
Total investments (cost $114,206,169)	113,289,636
Cash	4,197,663
Prepaid expenses	2,218
Receivables:
Securities sold	807,499
Interest	642,986
Dividends	18,347
Investment adviser	16,210
Fund shares sold	23
Total assets	118,974,582

Liabilities:
Reverse Repurchase Agreements	11,508,753
Options written, at value (premiums received $135,610)	46,555
Payable for:
Securities purchased	319,104
Fund shares redeemed	49,599
Management fees	44,827
Distribution and service fees	22,414
Fund accounting/administration fees	8,517
Trustees’ fees*	4,851
Transfer agent/maintenance fees	4,086
Miscellaneous	44,620
Total liabilities	12,053,326
Commitments and contingent liabilities (Note 14)	—
Net assets	$106,921,256

Net assets consist of:
Paid in capital	$110,083,460
Undistributed net investment income	4,731,984
Accumulated net realized loss on investments	(7,052,199)
Net unrealized depreciation on investments	(841,989)
Net assets	$106,921,256
Capital shares outstanding	6,644,185
Net asset value per share	$16.09

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Interest	$2,767,862
Dividends from securities of unaffiliated issuers	103,011
Dividends from securities of affiliated issuers	69,488
Total investment income	2,940,361

Expenses:
Management fees	292,591
Transfer agent/maintenance fees	12,450
Distribution and service fees	146,295
Fund accounting/administration fees	55,591
Short interest expense	28,537
Line of credit fees	7,388
Custodian fees	7,025
Trustees’ fees*	5,001
Tax expense	6
Miscellaneous	55,211
Total expenses	610,095
Less:
Expenses waived by Adviser	(107,534)
Net expenses	502,561
Net investment income	2,437,800

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	588,999
Investments in affiliated issuers	(1,070)
Options purchased	(108,808)
Options written	48,776
Net realized gain	527,897
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,309,636)
Investments in affiliated issuers	57,374
Options purchased	(228,710)
Options written	89,055
Net change in unrealized appreciation (depreciation)	(1,391,917)
Net realized and unrealized loss	(864,020)
Net increase in net assets resulting from operations	$1,573,780

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES E (TOTAL RETURN BOND SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,437,800	$3,841,389
Net realized gain on investments	527,897	1,411,925
Net change in unrealized appreciation (depreciation) on investments	(1,391,917)	2,319,377
Net increase in net assets resulting from operations	1,573,780	7,572,691

Capital share transactions:
Proceeds from sale of shares	14,139,832	66,326,336
Cost of shares redeemed	(36,442,546)	(40,371,887)
Net increase (decrease) from capital share transactions	(22,302,714)	25,954,449
Net increase (decrease) in net assets	(20,728,934)	33,527,140

Net assets:
Beginning of period	127,650,190	94,123,050
End of period	$106,921,256	$127,650,190
Undistributed net investment income at end of period	$4,731,984	$2,294,184

Capital share activity:
Shares sold	880,745	4,264,463
Shares redeemed	(2,268,568)	(2,634,663)
Net increase (decrease) in shares	(1,387,823)	1,629,800

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

SERIES E (TOTAL RETURN BOND SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$15.89	$14.70	$14.45	$13.65	$12.98	$12.24
Income (loss) from investment operations:
Net investment income (loss)[b]	.33	.58	.54	.38	.34	.35
Net gain (loss) on investments (realized and unrealized)	(.13)	.61	(.29)	.42	.33	.39
Total from investment operations	.20	1.19	.25	.80	.67	.74
Net asset value, end of period	$16.09	$15.89	$14.70	$14.45	$13.65	$12.98

Total Return[c]	1.26%	8.10%	1.73%	5.86%	5.16%	6.05%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$106,921	$127,650	$94,123	$112,791	$123,575	$127,091
Ratios to average net assets:
Net investment income (loss)	4.17%	3.72%	3.69%	2.75%	2.57%	2.72%
Total expenses[d]	1.04%	1.05%	1.07%	0.94%	0.92%	0.92%
Net expenses[e,f]	0.86%	0.85%	0.87%	0.81%	0.81%	0.79%
Portfolio turnover rate	25%	62%	109%	79%	49%	38%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products and has not been annualized. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Net expenses may include affiliated fund waivers and expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating ratios for the periods would be:

06/30/15	12/31/14	12/31/13
0.80%	0.79%	0.81%

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2015

SERIES F (FLOATING RATE STRATEGIES SERIES)

OBJECTIVE: Seeks to provide a high level of income while maximizing total return.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: April 24, 2013

Ten Largest Holdings (% of Total Net Assets)
HUB International Ltd.	1.4%
Cengage Learning Acquisitions, Inc.	1.3%
Univision Communications, Inc.	1.2%
Dollar Tree, Inc.	1.2%
Element Materials Technology	1.1%
National Financial Partners Corp.	1.1%
Epicor Software	1.1%
The Active Network, Inc.	1.1%
TIBCO Software, Inc.	1.1%
Internet Brands	1.0%
Top Ten Total	11.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

Portfolio Composition by Quality Rating[1]
Rating
Fixed Income Instruments
AA	0.4%
A	2.5%
BBB	3.4%
BB	19.8%
B	55.7%
CCC	3.1%
NR2	1.4%
Other Instruments	13.7%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

[1]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody’s and Fitch ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

[2]	NR securities do not necessarily indicate low credit quality.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Shares	Value

SHORT TERM INVESTMENTS† - 14.6%
Federated U.S. Treasury Cash Reserve Institutional Share 0.00%	9,638,959	$9,638,959
Total Short Term Investments
(Cost $9,638,959)		9,638,959

	Face Amount

SENIOR FLOATING RATE INTERESTS††,2 - 82.0%
Industrial - 18.4%
Element Materials Technology
5.00% due 08/06/21	$747,250	746,786
Gates Global, Inc.
4.25% due 07/05/21	672,494	661,565
Quikrete Holdings, Inc.
4.00% due 09/28/20	500,000	499,789
B/E Aerospace
4.00% due 12/16/21	497,500	499,520
Pregis Holding I Corp.
4.50% due 05/20/21	498,992	497,744
Connolly Corp.
4.50% due 05/14/21	496,748	497,523
CareCore National LLC
5.50% due 03/05/21	495,115	495,942
Transdigm, Inc.
3.50% due 05/14/22	498,810	491,742
Brickman Group Holdings, Inc.
4.00% due 12/18/20	493,007	489,310
GYP Holdings III Corp.
4.75% due 04/01/21	495,000	476,027
Landmark Aviation (US)
4.75% due 10/25/19	459,659	456,211
AlliedBarton Security Services LLC
4.25% due 02/12/21	439,414	438,593
Power Borrower, LLC
4.25% due 05/06/20	428,023	426,954
Exopack Holdings SA
4.50% due 05/08/19	425,000	425,353
US Infrastructure Corp.
4.00% due 07/10/20	421,924	419,287
Knowledge Learning Corp.
5.25% due 03/18/21	395,000	395,660
Thermasys Corp.
5.25% due 05/03/19	382,500	381,383
DAE Aviation
5.25% due 06/24/22	350,000	349,125
Nord Anglia Education Finance LLC
5.00% due 03/31/21	346,500	346,285
Amber Bidco Foster + Partners
4.77% due 06/30/21†††,1	350,000	343,945
Milacron
4.50% due 09/28/20	330,137	330,137
Mitchell International, Inc.
8.50% due 10/11/21	300,000	298,950
Mast Global
8.75% due 09/12/19†††,1	253,891	252,084
Learning Care Group (US), Inc.
5.00% due 05/05/21	248,248	248,635
Doncasters Group Ltd.
9.50% due 10/09/20	220,690	219,586
Vat Holding AG
4.25% due 02/11/21	219,722	219,173
SI Organization
5.75% due 11/22/19	176,475	177,082
Bioplan USA, Inc.
5.75% due 09/23/21	199,500	170,074
syncreon
5.25% due 10/28/20	197,000	165,809
Ceva Logistics US Holdings
6.50% due 03/19/21	155,665	145,302
NANA Development Corp.
8.00% due 03/15/18[1]	137,500	134,063
Crosby Worldwide
3.75% due 11/23/20	127,328	120,484
Ceva Logistics Holdings BV (Dutch)
6.50% due 03/19/21	112,857	105,344
Ceva Group plc (United Kingdom)
6.50% due 03/19/21	108,374	101,160
Pro Mach Group, Inc.
4.75% due 10/22/21	100,000	100,125
Ceva Logistics Canada, ULC
6.50% due 03/19/21	19,458	18,163
Landmark Aviation (Canada)
4.75% due 10/25/19	18,243	18,106
Total Industrial		12,163,021

Consumer, Cyclical - 13.4%
Dollar Tree, Inc.
3.50% due 03/09/22	771,921	771,280
Acosta, Inc.
4.25% due 09/24/21	599,000	596,568
BJ’s Wholesale Club, Inc.
4.50% due 09/26/19	594,482	593,328
Fitness International LLC
5.50% due 07/01/20	594,000	569,498
Compucom Systems, Inc.
4.25% due 05/11/20	589,321	545,121
Eyemart Express
5.00% due 12/17/21	498,750	501,244
Petsmart, Inc.
4.25% due 03/11/22	500,000	498,625
Ceridian Corp.
4.50% due 09/15/20	503,796	498,445
Ipreo Holdings
4.00% due 08/06/21	498,747	494,173

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Face Amount	Value

Sears Holdings Corp.
5.50% due 06/29/18	$498,734	$491,253
Warner Music Group
3.75% due 07/01/20	447,722	440,518
National Vision, Inc.
4.00% due 03/12/21	448,867	439,140
Smart & Final Stores LLC
4.00% due 11/15/19	414,105	412,896
Information Resources, Inc.
4.75% due 09/30/20	393,000	394,148
Bass Pro Group LLC
4.00% due 06/05/20	350,000	349,626
Life Time Fitness
4.25% due 06/10/22	275,000	272,800
Talbots, Inc.
5.50% due 03/19/20	249,369	243,134
Ollies Bargain Outlet
4.75% due 09/28/19	181,528	180,620
Sterling Intermidiate Corp.
4.50% due 06/20/22	175,000	174,125
Mattress Firm
5.00% due 10/20/21	149,250	150,120
Aecom Techology Corp.
3.75% due 10/15/21	118,900	118,960
NPC International, Inc.
4.00% due 12/28/18	99,742	98,620
Total Consumer, Cyclical		8,834,242

Technology - 12.8%
Epicor Software
4.75% due 06/01/22	740,000	737,357
The Active Network, Inc.
5.50% due 11/13/20	725,670	714,784
TIBCO Software, Inc.
6.50% due 12/04/20	698,750	697,660
Informatica Corp.
4.50% due 06/03/22	500,000	498,595
Eze Castle Software, Inc.
4.00% due 04/06/20	495,003	492,528
CCC Information Services, Inc.
4.00% due 12/20/19	443,849	440,521
Flexera Software LLC
4.50% due 04/02/20	322,013	321,343
8.00% due 04/02/21	100,000	99,000
Commscope, Inc.
3.75% due 05/27/22	400,000	399,168
American Builders & Contractors Supply Co., Inc.
3.50% due 04/16/20	396,970	394,886
Greenway Medical Technologies
6.00% due 11/04/20[1]	394,000	394,000
Sabre, Inc.
4.00% due 02/19/19	393,000	392,387
LANDesk Group, Inc.
5.00% due 02/25/20	392,555	391,248
EIG Investors Corp.
5.00% due 11/08/19	392,025	390,065
Aspect Software, Inc.
7.25% due 05/09/16	367,500	362,906
Advanced Computer Software
6.50% due 03/18/22	249,375	248,440
10.50% due 01/31/23	100,000	97,000
Deltek, Inc.
5.00% due 06/25/22	300,000	299,814
Wall Street Systems
4.50% due 04/30/21	292,935	292,387
IMS Health
3.50% due 03/17/21	249,369	247,810
Telx Group
4.50% due 04/09/20	148,500	147,758
7.50% due 04/09/21	100,000	100,000
Sparta Holding Corp.
6.50% due 07/28/20†††	198,500	196,813
Infor, Inc.
3.75% due 06/03/20	96,721	95,179
Evergreen Skill
5.75% due 04/28/21	167	162
Total Technology		8,451,811

Consumer, Non-cyclical - 12.7%
At Home Holding III Corp.
5.00% due 06/03/22	650,000	646,749
Phillips-Medsize Corp.
4.75% due 06/16/21	594,000	593,631
Albertson’s (Safeway) Holdings LLC
5.50% due 08/25/21	548,625	550,732
DJO Finance LLC
4.25% due 06/07/20	500,000	499,690
Valeant Pharmaceuticals International, Inc.
4.00% due 04/01/22	498,750	497,917
Grocery Outlet, Inc.
4.75% due 10/21/21	497,500	497,495
Par Pharmaceuticals
4.25% due 09/30/19	497,500	497,003
Performance Food Group
6.25% due 11/14/19	493,101	493,718
NES Global Talent
6.50% due 10/03/19	431,732	405,828
Spectrum Brands, Inc.
3.75% due 06/23/22	400,000	400,100
Authentic Brands
5.50% due 05/27/21	382,000	380,408
Physio-Control International, Inc.
5.50% due 06/06/22	355,000	356,111
American Tire Distributors, Inc.
5.25% due 09/01/21	347,004	349,825
Reddy Ice Holdings, Inc.
6.75% due 05/01/19[1]	391,980	346,902

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Face Amount	Value

Endo Luxembourg Finance Co.
3.75% due 06/13/22	$300,000	$300,564
Arctic Glacier Holdings, Inc.
6.00% due 05/10/19	289,071	286,903
Alere, Inc.
4.25% due 06/18/22	250,000	250,028
PPDI
4.00% due 12/05/18	248,724	248,142
Genoa Healthcare
4.50% due 05/02/22	200,000	199,750
Pinnacle Foods Corp.
3.00% due 04/29/20	200,000	198,972
Touchtunes Interactive Network
5.75% due 05/28/21	150,000	149,876
Hearthside Foods
4.50% due 06/02/21	148,500	148,623
CTI Foods Holding Co. LLC
8.25% due 06/28/21	90,000	87,525
Total Consumer, Non-cyclical		8,386,492

Financial - 11.9%
HUB International Ltd.
4.00% due 10/02/20	940,145	932,512
National Financial Partners Corp.
4.50% due 07/01/20	746,992	744,894
AssuredPartners
5.00% due 04/02/21	670,812	670,396
Magic Newco, LLC
12.00% due 06/12/19	250,000	271,625
5.00% due 12/12/18	245,215	245,276
Transunion Holding Co.
3.75% due 04/09/21	493,750	489,045
York Risk Services
4.75% due 10/01/21	498,747	487,525
Lineage Logistics LLC
4.50% due 04/07/21	493,750	483,875
HDV Holdings
5.75% due 09/17/20[1]	468,825	464,399
Acrisure LLC
5.25% due 05/19/22	419,341	417,244
STG-Fairway Acquisitions, Inc.
6.25% due 02/28/19	391,005	388,807
Fly Leasing Ltd.
3.50% due 08/09/19	376,167	375,602
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19[1]	383,119	374,498
DTZ US Borrower, LLC
5.50% due 11/04/21	298,500	299,434
American Stock Transfer & Trust
5.75% due 06/26/20	287,711	285,674
Hyperion Insurance
5.50% due 04/29/22	249,375	249,998
Intertrust Group
8.00% due 04/11/22	200,000	198,900
Corporate Capital Trust
4.00% due 05/20/19	197,500	197,500
Expert Global Solutions
8.50% due 04/03/18	161,981	161,711
Harbourvest
3.25% due 02/04/21	162,293	160,670
Total Financial		7,899,585

Communications - 8.4%
Cengage Learning Acquisitions, Inc.
7.00% due 03/31/20	842,989	842,988
Univision Communications, Inc.
4.00% due 02/28/20	796,723	789,608
Internet Brands
4.75% due 07/08/21	676,462	674,561
Ziggo BV
3.50% due 01/14/22	500,000	493,500
Springer Science + Business Media SA
4.75% due 08/14/20	475,000	474,112
Houghton Mifflin Co.
4.00% due 05/28/21	400,000	398,000
Live Nation Worldwide, Inc.
3.50% due 08/14/20	393,000	392,835
Asurion Corp.
5.00% due 05/24/19	381,495	382,132
Avaya, Inc.
6.25% due 05/29/20	198,822	191,935
6.50% due 03/30/18	161,443	160,456
MergerMarket Ltd.
4.50% due 02/04/21	345,625	338,713
Anaren, Inc.
5.50% due 02/18/21	147,750	147,011
9.25% due 08/18/21	100,000	99,875
Virgin Media Bristol LLC
3.50% due 06/30/23	201,996	199,809
Total Communications		5,585,535

Basic Materials - 2.4%
Ennis-Flint
4.25% due 03/31/21	296,250	290,696
7.75% due 09/30/21	100,000	94,000
Royal Adhesives And Sealants
4.50% due 06/20/22	200,000	199,916
INEOS US Finance LLC
4.25% due 03/31/22	200,000	199,900
Atkore International, Inc.
7.75% due 10/08/21	200,000	187,000
Noranda Aluminum Acquisition Corp.
5.75% due 02/28/19	179,536	147,668
Minerals Technologies, Inc.
3.75% due 05/09/21	146,368	146,247
CPG International, Inc.
4.75% due 09/30/20	147,624	146,148

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Face Amount	Value

Univar, Inc.
4.25% due 07/01/22	$100,000	$99,844
WR Grace & Co.
2.75% due 02/03/21	57,444	57,280
2.75% due 02/03/21†††	20,672	20,624
Total Basic Materials		1,589,323

Utilities - 1.2%
Veresen Midstream LP
5.25% due 03/31/22	498,767	502,299
Stonewall
6.50% due 11/12/21	200,000	201,958
Aria Energy Operating LLC
5.00% due 05/27/22	100,000	100,125
Total Utilities		804,382

Energy - 0.8%
Cactus Wellhead
7.00% due 07/31/20	545,875	458,535
Floatel International Ltd.
6.00% due 06/26/20	117,855	93,105
Total Energy		551,640

Total Senior Floating Rate Interests
(Cost $54,621,775)		54,266,031

ASSET-BACKED SECURITIES†† - 7.8%
Gramercy Real Estate CDO 2007-1 Ltd.
2007-1A, 0.55% due 08/15/56[2,3]	460,373	420,414
Castlelake Aircraft Securitization Trust
2014-1, 5.25% due 02/15/29[3]	386,534	382,359
Cedar Woods CRE CDO Ltd.
2006-1A, 0.45% due 07/25/51	357,305	328,649
N-Star Real Estate CDO IX Ltd.
0.50% due 02/01/41[1]	303,360	296,474
GreenPoint Mortgage Funding Trust
2005-HE4, 0.89% due 07/25/30[2]	273,701	262,087
RAIT CRE CDO I Ltd.
2006-1X, 0.51% due 11/20/46	274,391	250,958
OZLM Funding Ltd.
2012-2A, 3.50% due 10/30/23[2,3]	250,000	250,000
DIVCORE CLO Ltd.
2013-1A B, 4.08% due 11/15/32	250,000	249,450
Garrison Funding 2013-2 Ltd.
2013-2A, 4.93% due 09/25/23[2,3]	250,000	249,050
Acis CLO 2013-2 Ltd.
2013-2A, 4.13% due 10/14/22[2,3]	250,000	248,950
COA Summit CLO Ltd.
2014-1A, 4.12% due 04/20/23[2,3]	250,000	247,100
Jasper CLO Ltd.
2005-1A, 1.18% due 08/01/17[2,3]	250,000	246,750
Duane Street CLO IV Ltd.
2007-4A, 2.53% due 11/14/21[2,3]	250,000	245,050
NewStar Commercial Loan Funding 2013-1 LLC
2013-1A, 4.83% due 09/20/23[2,3]	250,000	243,250
Kingsland III Ltd.
2006-3A, 1.88% due 08/24/21[2,3]	250,000	241,800
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.58% due 07/25/25[2,3]	250,000	241,775
ALM XIV Ltd.
2014-14A, 3.72% due 07/28/26[2,3]	250,000	240,075
Cerberus Onshore II CLO LLC
2014-1A, 4.27% due 10/15/23[2,3]	250,000	238,600
Kingsland IV Ltd.
2007-4A, 1.73% due 04/16/21[2,3]	250,000	234,050
New Century Home Equity Loan Trust
2004-4, 0.98% due 02/25/35[2]	36,470	31,769
Salus CLO Ltd.
2013-1AN, 5.03% due 03/05/21[2,3]	9,975	10,021
Total Asset-Backed Securities
(Cost $4,988,353)		5,158,631

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 1.0%
GreenPoint Mortgage Funding Trust
2006-AR1, 0.48% due 02/25/36[2]	229,450	185,389
HarborView Mortgage Loan Trust
2006-12, 0.38% due 01/19/38[2]	148,925	125,577
Nomura Resecuritization Trust
2012-1R, 0.63% due 08/27/47[2,3]	129,612	119,891
Bear Stearns Mortgage Funding Trust
2007-AR5, 0.36% due 06/25/47[2]	145,686	115,732
Morgan Stanley Re-REMIC Trust
2010-R5, 0.51% due 06/26/36[2,3]	121,212	90,398
Total Collateralized Mortgage Obligations
(Cost $652,864)		636,987

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Face Amount	Value

CORPORATE BONDS†† - 0.6%
Consumer, Non-cyclical - 0.5%
Tenet Healthcare Corp.
3.79% due 06/15/20[2]	$300,000	$302,625

Energy - 0.1%
FTS International, Inc.
7.78% due 06/15/20[2,3]	100,000	99,509
Total Corporate Bonds
(Cost $398,822)		402,134

Total Investments - 106.0%
(Cost $70,300,773)		$70,102,742
Other Assets & Liabilities, net - (6.0)%		(3,991,296)
Total Net Assets - 100.0%		$66,111,446

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Illiquid security.
[2]	Variable rate security. Rate indicated is rate effective at June 30, 2015.
[3]

Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $4,351,666 (cost $4,285,870), or 6.6% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

plc — Public Limited Company

See Sector Classification in Other Information section.

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES F (FLOATING RATE STRATEGIES SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments, at value (cost $70,300,773)	$70,102,742
Cash	68,381
Prepaid expenses	1,368
Receivables:
Securities sold	1,227,922
Fund shares sold	754,836
Interest	203,242
Investment adviser	1,165
Total assets	72,359,656

Liabilities:
Unfunded loan commitments, at value (Note 9) (commitment fees received $307)	301
Payable for:
Securities purchased	6,172,566
Management fees	34,581
Distribution and service fees	13,300
Fund shares redeemed	9,999
Fund accounting/administration fees	5,054
Transfer agent/maintenance fees	2,220
Trustees’ fees*	1,744
Miscellaneous	8,445
Total liabilities	6,248,210
Commitments and contingent liabilities (Note 14)	—
Net assets	$66,111,446

Net assets consist of:
Paid in capital	$63,495,148
Undistributed net investment income	2,724,412
Accumulated net realized gain on investments	89,910
Net unrealized depreciation on investments	(198,024)
Net assets	$66,111,446
Capital shares outstanding	2,452,066
Net asset value per share	$26.96

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Interest	$1,281,280
Total investment income	1,281,280

Expenses:
Management fees	172,692
Transfer agent/maintenance fees	12,454
Distribution and service fees	66,420
Fund accounting/administration fees	25,239
Professional fees	19,621
Custodian fees	12,012
Line of credit fees	3,414
Trustees’ fees*	3,271
Tax expense	3
Miscellaneous	9,669
Total expenses	324,795
Less:
Expenses waived by Adviser	(15,846)
Net expenses	308,949
Net investment income	972,331

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(12,921)
Net realized loss	(12,921)
Net change in unrealized appreciation (depreciation) on:
Investments	410,352
Net change in unrealized appreciation (depreciation)	410,352
Net realized and unrealized gain	397,431
Net increase in net assets resulting from operations	$1,369,762

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

SERIES F (FLOATING RATE STRATEGIES SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$972,331	$1,853,389
Net realized gain (loss) on investments	(12,921)	145,895
Net change in unrealized appreciation (depreciation) on investments	410,352	(826,040)
Net increase in net assets resulting from operations	1,369,762	1,173,244

Capital share transactions:
Proceeds from sale of shares	30,008,908	50,117,000
Cost of shares redeemed	(11,104,018)	(51,795,965)
Net increase (decrease) from capital share transactions	18,904,890	(1,678,965)
Net increase (decrease) in net assets	20,274,652	(505,721)

Net assets:
Beginning of period	45,836,794	46,342,515
End of period	$66,111,446	$45,836,794
Undistributed net investment income at end of period	$2,724,412	$1,752,081

Capital share activity:
Shares sold	1,119,522	1,921,033
Shares redeemed	(414,508)	(1,983,273)
Net increase (decrease) in shares	705,014	(62,240)

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES F (FLOATING RATE STRATEGIES SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Period Ended December 31, 2013[b]
Per Share Data
Net asset value, beginning of period	$26.24	$25.61	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.48	.95	.49
Net gain (loss) on investments (realized and unrealized)	.24	(.32)	.12
Total from investment operations	.72	.63	.61
Net asset value, end of period	$26.96	$26.24	$25.61

Total Return[d]	2.78%	2.38%	2.48%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$66,111	$45,837	$46,343
Ratios to average net assets:
Net investment income (loss)	3.66%	3.65%	2.81%
Total expenses	1.22%	1.24%	1.35%[e]
Net expenses[f]	1.16%	1.16%	1.17%
Portfolio turnover rate	18%	90%	53%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: April 24, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]

Total return does not take into account any of the expenses associated with an investment in variable insurance products and has not been annualized. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[e]	Due to limited length of Fund operations, ratios for this period may not be indicative of future performance.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating expense ratios for the periods would be:

06/30/15	12/31/14	12/31/13
1.15%	1.15%	1.15%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

FUND PROFILE (Unaudited)	June 30, 2015

SERIES J (STYLEPLUS—MID GROWTH SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. Government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: October 1, 1992

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	23.3%
Guggenheim Variable Insurance Strategy Fund III	22.9%
Guggenheim Strategy Fund II	20.9%
Guggenheim Strategy Fund III	9.0%
Goldman Sachs Asset Management CLO plc	0.7%
Duane Street CLO IV Ltd.	0.7%
KKR Financial CLO 2007-1 Ltd.	0.7%
Black Diamond CLO 2005-1 Delaware Corp.	0.6%
GSC Group CDO Fund VIII Ltd.	0.6%
Cornerstone CLO Ltd.	0.5%
Top Ten Total	79.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
SERIES J (STYLEPLUS—MID GROWTH SERIES)

	Shares	Value

COMMON STOCKS† - 14.8%

Consumer, Non-cyclical - 5.1%
Kroger Co.	5,595	$405,694
AmerisourceBergen Corp. — Class A	3,193	339,544
HCA Holdings, Inc.*	3,138	284,679
Dr Pepper Snapple Group, Inc.	3,886	283,289
Cigna Corp.	1,533	248,346
Cardinal Health, Inc.	2,894	242,083
Vertex Pharmaceuticals, Inc.*	1,941	239,675
Universal Health Services, Inc. — Class B	1,640	233,044
Kellogg Co.	3,684	230,987
CR Bard, Inc.	1,340	228,738
Western Union Co.	10,954	222,695
Zoetis, Inc.	4,516	217,761
Coca-Cola Enterprises, Inc.	4,997	217,070
Constellation Brands, Inc. — Class A	1,832	212,549
Hertz Global Holdings, Inc.*	11,217	203,252
Tyson Foods, Inc. — Class A	4,722	201,299
Boston Scientific Corp.*	11,259	199,284
DaVita HealthCare Partners, Inc.*	2,394	190,251
Mead Johnson Nutrition Co. — Class A	2,045	184,500
Illumina, Inc.*	830	181,239
Endo International plc*	2,161	172,124
Brown-Forman Corp. — Class B	1,646	164,896
Avis Budget Group, Inc.*	3,687	162,523
McGraw Hill Financial, Inc.	1,584	159,113
BioMarin Pharmaceutical, Inc.*	1,154	157,844
Henry Schein, Inc.*	1,077	153,063
Hologic, Inc.*	4,018	152,925
Hershey Co.	1,664	147,813
United Rentals, Inc.*	1,625	142,383
Monster Beverage Corp.*	1,061	142,195
Mylan N.V.*	2,076	140,877
Hormel Foods Corp.	2,371	133,653
RR Donnelley & Sons Co.	7,621	132,834
Campbell Soup Co.	2,700	128,655
Centene Corp.*	1,592	127,997
Darling Ingredients, Inc.*	8,530	125,050
Edwards Lifesciences Corp.*	873	124,341
Total System Services, Inc.	2,766	115,536
Jazz Pharmaceuticals plc*	630	110,924
Church & Dwight Company, Inc.	1,309	106,199
Whole Foods Market, Inc.	2,555	100,769
Incyte Corp.*	937	97,645
DENTSPLY International, Inc.	1,828	94,233
Ingredion, Inc.	1,145	91,382
Vantiv, Inc. — Class A*	2,374	90,663
Booz Allen Hamilton Holding Corp.	3,562	89,905
KAR Auction Services, Inc.	2,383	89,124
Clorox Co.	852	88,625
Mallinckrodt plc*	726	85,465
Equifax, Inc.	866	84,080
Intuitive Surgical, Inc.*	149	72,191
Total Consumer, Non-cyclical		8,551,006

Industrial - 2.7%
Parker-Hannifin Corp.	2,455	285,591
Dover Corp.	3,646	255,876
Stanley Black & Decker, Inc.	2,388	251,313
Corning, Inc.	11,963	236,030
Rockwell Automation, Inc.	1,759	219,242
Waste Management, Inc.	4,669	216,408
Tyco International plc	5,496	211,486
Pentair plc	2,956	203,225
Spirit AeroSystems Holdings, Inc. — Class A*	3,603	198,561
SBA Communications Corp. — Class A*	1,613	185,447
Timken Co.	4,420	161,639
Huntington Ingalls Industries, Inc.	1,398	157,401
Triumph Group, Inc.	2,365	156,066
Ingersoll-Rand plc	2,302	155,201
Stericycle, Inc.*	993	132,973
Agilent Technologies, Inc.	3,443	132,831
Cummins, Inc.	1,011	132,633
Roper Technologies, Inc.	711	122,619
TransDigm Group, Inc.*	543	121,996
AMETEK, Inc.	2,076	113,723
Clean Harbors, Inc.*	2,079	111,725
Trimble Navigation Ltd.*	4,437	104,092
Waste Connections, Inc.	2,185	102,957
Avnet, Inc.	2,409	99,034
Xylem, Inc.	2,428	90,006
Crane Co.	1,519	89,211
B/E Aerospace, Inc.	1,581	86,797
Moog, Inc. — Class A*	1,087	76,829
Ball Corp.	1,045	73,307
Lincoln Electric Holdings, Inc.	1,166	70,998
Total Industrial		4,555,217

Technology - 2.3%
Applied Materials, Inc.	14,595	280,515
Computer Sciences Corp.	3,150	206,766
Maxim Integrated Products, Inc.	5,894	203,785
Fiserv, Inc.*	2,315	191,751
Activision Blizzard, Inc.	7,639	184,940
NCR Corp.*	5,889	177,259
Avago Technologies Ltd.	1,333	177,196
Intuit, Inc.	1,727	174,030
SanDisk Corp.	2,807	163,423
Xilinx, Inc.	3,510	155,002
Fidelity National Information Services, Inc.	2,492	154,006
KLA-Tencor Corp.	2,655	149,238
Pitney Bowes, Inc.	7,171	149,229
Teradyne, Inc.	7,638	147,337
NetApp, Inc.	4,664	147,196
Citrix Systems, Inc.*	2,096	147,055

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
SERIES J (STYLEPLUS—MID GROWTH SERIES)

	Shares	Value

IHS, Inc. — Class A*	1,126	$144,837
Microchip Technology, Inc.	2,648	125,581
Cerner Corp.*	1,817	125,482
DST Systems, Inc.	920	115,902
Autodesk, Inc.*	2,037	102,003
ON Semiconductor Corp.*	8,251	96,454
ServiceNow, Inc.*	1,248	92,739
PTC, Inc.*	2,078	85,240
Solera Holdings, Inc.	1,822	81,188
VeriFone Systems, Inc.*	2,120	71,995
Total Technology		3,850,149

Consumer, Cyclical - 2.1%
United Continental Holdings, Inc.*	6,944	368,101
Southwest Airlines Co.	9,258	306,347
PACCAR, Inc.	4,134	263,791
Macy’s, Inc.	3,355	226,362
Liberty Interactive Corporation QVC Group — Class A*	6,700	185,925
The Gap, Inc.	4,464	170,391
PVH Corp.	1,450	167,040
VF Corp.	2,289	159,635
Allison Transmission Holdings, Inc.	5,411	158,326
Genuine Parts Co.	1,434	128,386
Dollar General Corp.	1,589	123,529
Dollar Tree, Inc.*	1,551	122,513
Tesla Motors, Inc.*	442	118,571
WW Grainger, Inc.	487	115,249
Wyndham Worldwide Corp.	1,401	114,756
Kohl’s Corp.	1,729	108,253
Nordstrom, Inc.	1,414	105,343
Whirlpool Corp.	586	101,407
Harley-Davidson, Inc.	1,687	95,062
Jarden Corp.*	1,508	78,039
Hilton Worldwide Holdings, Inc.*	2,716	74,826
Wynn Resorts Ltd.	690	68,082
Michael Kors Holdings Ltd.*	1,244	52,360
Total Consumer, Cyclical		3,412,294

Communications - 1.5%
LinkedIn Corp. — Class A*	1,241	256,428
Omnicom Group, Inc.	3,544	246,272
Nielsen N.V.	5,096	228,148
Twitter, Inc.*	5,729	207,504
Netflix, Inc.*	313	205,622
Juniper Networks, Inc.	6,978	181,219
Discovery Communications, Inc. — Class A*	4,514	150,136
Motorola Solutions, Inc.	2,403	137,788
VeriSign, Inc.*	2,176	134,303
DISH Network Corp. — Class A*	1,977	133,863
Interpublic Group of Companies, Inc.	5,266	101,476
Charter Communications, Inc. — Class A*	589	100,866
CommScope Holding Company, Inc.*	2,784	84,940
CenturyLink, Inc.	2,798	82,205
EchoStar Corp. — Class A*	1,655	80,565
Sirius XM Holdings, Inc.*	20,804	77,599
Viacom, Inc. — Class B	1,125	72,720
Total Communications		2,481,654

Energy - 0.8%
Valero Energy Corp.	3,083	192,996
Marathon Petroleum Corp.	3,116	162,998
Cheniere Energy, Inc.*	2,344	162,345
HollyFrontier Corp.	3,452	147,366
Noble Energy, Inc.	3,146	134,271
Cameron International Corp.*	2,087	109,296
Cabot Oil & Gas Corp. — Class A	2,658	83,833
Superior Energy Services, Inc.	3,360	70,694
Oasis Petroleum, Inc.*	4,375	69,344
SM Energy Co.	1,384	63,830
Southwestern Energy Co.*	2,808	63,826
Range Resources Corp.	1,202	59,355
Helmerich & Payne, Inc.	661	46,548
Total Energy		1,366,702

Financial - 0.3%
Alliance Data Systems Corp.*	604	176,332
Ameriprise Financial, Inc.	1,346	168,156
Macerich Co.	800	59,680
Total Financial		404,168

Total Common Stocks
(Cost $23,680,858)		24,621,190

MUTUAL FUNDS†,1 - 76.1%
Guggenheim Strategy Fund I	1,562,638	38,940,949
Guggenheim Variable Insurance Strategy Fund III	1,532,566	38,268,180
Guggenheim Strategy Fund II	1,400,362	34,883,012
Guggenheim Strategy Fund III	597,812	14,921,395
Total Mutual Funds
(Cost $126,927,934)		127,013,536

SHORT TERM INVESTMENTS† - 3.3%
Dreyfus Treasury Prime Cash Management Institutional Share 0.00%	5,485,315	5,485,315
Total Short Term Investments
(Cost $5,485,315)		5,485,315

	Face Amount

ASSET-BACKED SECURITIES†† - 7.1%
Goldman Sachs Asset Management CLO plc
2007-1A, 3.03% due 08/01/22[2,3]	$1,200,000	1,201,800
Duane Street CLO IV Ltd.
2007-4A, 0.51% due 11/14/21[2,3]	1,157,238	1,137,102

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
SERIES J (STYLEPLUS—MID GROWTH SERIES)

	Face Amount	Value

Brentwood CLO Corp.
2006-1A, 0.55% due 02/01/22[2,3]	$728,096	$719,067
2006-1A, 1.10% due 02/01/22[2,3]	400,000	380,920
Symphony CLO IX, LP
2012-9A, 2.78% due 04/16/22[2,3]	500,000	501,750
2012-9A, 3.53% due 04/16/22[2,3]	500,000	500,200
KKR Financial CLO 2007-1 Ltd.
2007-1A, 2.52% due 05/15/21[2,3]	950,000	945,915
Black Diamond CLO 2005-1 Delaware Corp.
2005-1A, 2.18% due 06/20/17[2,3]	900,000	884,160
GSC Group CDO Fund VIII Ltd.
2007-8A, 0.65% due 04/17/21[2,3]	850,000	843,115
Cornerstone CLO Ltd.
2007-1A, 0.50% due 07/15/21[2,3]	793,639	784,036
N-Star REL CDO VIII Ltd.
2006-8A, 0.48% due 02/01/41[2,3]	788,737	762,551
Symphony CLO VII Ltd.
2011-7A, 3.48% due 07/28/21[2,3]	750,000	749,175
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.66% due 04/29/19[2,3]	700,000	674,170
Halcyon Loan Advisors Funding 2012-1 Ltd.
2012-1A, 3.27% due 08/15/23[2,3]	500,000	489,350
NewStar Commercial Loan Trust
2007-1A, 1.58% due 09/30/22[2,3]	500,000	475,200
Foothill CLO Ltd.
2007-1A, 0.53% due 02/22/21[2,3]	438,090	435,681
Race Point IV CLO Ltd.
2007-4A, 1.03% due 08/01/21[2,3]	300,000	300,000
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 0.58% due 12/20/18[2,3]	40,571	40,542
Total Asset-Backed Securities
(Cost $11,649,512)		11,824,734

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 0.4%
SRERS-2011 Funding Ltd.
2011-RS, 0.43% due 05/09/46[2,3]	766,629	741,561
Total Collateralized Mortgage Obligations
(Cost $681,395)		741,561

Total Investments - 101.7%
(Cost $168,425,014)		$169,686,336
Other Assets & Liabilities, net - (1.7)%		(2,815,743)
Total Net Assets - 100.0%		$166,870,593

	Contracts	Unrealized Loss

EQUITY FUTURES CONTRACTS PURCHASED†
September 2015 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $87,685)	1	$(881)
September 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $102,538)	1	(1,246)
September 2015 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $299,360)	2	(3,886)
(Total Aggregate Value of Contracts $489,583)		$(6,013)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Deutsche Bank Swap July 2015 Russell MidCap Growth Index Swap, Terminating 07/06/15[4] (Notional Value $142,034,960)	183,252	$(2,674,678)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 8.
[2]	Variable rate security. Rate indicated is rate effective at June 30, 2015.
[3]

Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $12,566,295 (cost $12,330,907), or 7.5% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[4]	Total Return based on Russell MidCap Growth Index +/- financing at a variable rate.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

SERIES J (STYLEPLUS—MID GROWTH SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $41,497,080)	$42,672,800
Investments in affiliated issuers, at value (cost $126,927,934)	127,013,536
Total investments (cost $168,425,014)	169,686,336
Segregated cash with broker	21,600
Cash	4,602
Prepaid expenses	3,008
Receivables:
Dividends	176,139
Interest	30,225
Fund shares sold	418
Variation margin	237
Total assets	169,922,565

Liabilities:
Unrealized depreciation on swap agreements	2,674,678
Payable for:
Securities purchased	162,740
Management fees	105,350
Fund shares redeemed	46,882
Fund accounting/administration fees	13,344
Trustees’ fees*	3,434
Transfer agent/maintenance fees	3,302
Miscellaneous	42,242
Total liabilities	3,051,972
Commitments and contingent liabilities (Note 14)	—
Net assets	$166,870,593

Net assets consist of:
Paid in capital	$163,341,068
Undistributed net investment income	2,347,001
Accumulated net realized gain on investments	2,601,893
Net unrealized depreciation on investments	(1,419,369)
Net assets	$166,870,593
Capital shares outstanding	3,256,205
Net asset value per share	$51.25

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Dividends from securities of affiliated issuers	$897,563
Interest	326,199
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $110)	166,287
Total investment income	1,390,049

Expenses:
Management fees	622,408
Transfer agent/maintenance fees	12,457
Fund accounting/administration fees	78,837
Line of credit fees	11,969
Custodian fees	9,599
Trustees’ fees*	8,257
Tax expense	8
Miscellaneous	66,103
Total expenses	809,638
Net investment income	580,411

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,946,702
Investments in affiliated issuers	(20,080)
Swap agreements	9,434,155
Futures contracts	9,544
Net realized gain	11,370,321
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,337,990)
Investments in affiliated issuers	441,250
Swap agreements	(3,982,157)
Futures contracts	(6,013)
Net change in unrealized appreciation (depreciation)	(4,884,910)
Net realized and unrealized gain	6,485,411
Net increase in net assets resulting from operations	$7,065,822

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES J (STYLEPLUS—MID GROWTH SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$580,411	$1,674,857
Net realized gain on investments	11,370,321	17,280,657
Net change in unrealized appreciation (depreciation) on investments	(4,884,910)	398,025
Net increase in net assets resulting from operations	7,065,822	19,353,539

Capital share transactions:
Proceeds from sale of shares	14,472,932	8,383,416
Cost of shares redeemed	(17,734,588)	(21,801,449)
Net decrease from capital share transactions	(3,261,656)	(13,418,033)
Net increase in net assets	3,804,166	5,935,506

Net assets:
Beginning of period	163,066,427	157,130,921
End of period	$166,870,593	$163,066,427
Undistributed net investment income at end of period	$2,347,001	$1,766,590

Capital share activity:
Shares sold	281,195	180,942
Shares redeemed	(344,883)	(477,751)
Net decrease in shares	(63,688)	(296,809)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

SERIES J (STYLEPLUS—MID GROWTH SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$49.12	$43.45	$33.29	$28.75	$30.05	$24.20
Income (loss) from investment operations:
Net investment income (loss)[b]	.18	.49	.06	.05	(.03)	(.02)
Net gain (loss) on investments (realized and unrealized)	1.95	5.18	10.10	4.49	(1.27)	5.87
Total from investment operations	2.13	5.67	10.16	4.54	(1.30)	5.85
Net asset value, end of period	$51.25	$49.12	$43.45	$33.29	$28.75	$30.05

Total Return[c]	4.34%	13.05%	30.52%	15.79%	(4.33%)	24.17%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$166,871	$163,066	$157,131	$138,255	$136,469	$169,388
Ratios to average net assets:
Net investment income (loss)	0.70%	1.06%	0.17%	0.14%	(0.10%)	(0.10%)
Total expenses[d]	0.98%	0.98%	0.98%	0.95%	0.91%	0.91%
Net expenses[e]	0.98%	0.96%	0.98%	0.95%	0.91%	0.91%
Portfolio turnover rate	34%	100%	245%	150%	155%	130%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products and has not been annualized. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2015

SERIES M (MACRO OPPORTUNITIES SERIES)

OBJECTIVE: Seeks to provide total return, comprised of current income and capital appreciation.

Consolidated Holdings Diversification (Market Exposure as % of Net Assets)

“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. Government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: April 24, 2013

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Limited Duration Fund - Institutional Class	20.1%
Macro Opportunities Fund - Institutional Class	3.9%
Guggenheim Strategy Fund I	2.6%
Banc of America Funding 2013-R1 Ltd.	2.4%
Gramercy Real Estate CDO 2007-1 Ltd.	1.4%
LCM X, LP	1.3%
Motel 6 Trust	1.3%
Nationstar HECM Loan Trust	1.3%
LSTAR Securities Investment Trust	1.3%
LSTAR Securities Investment Trust	1.2%
Top Ten Total	36.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

Portfolio Composition by Quality Rating[1]
Rating
Fixed Income Instruments
AA	0.7%
A	7.6%
BBB	12.5%
BB	13.7%
B	15.2%
CCC	4.6%
CC	1.0%
D	0.2%
NR2	9.9%
Other Instruments	34.6%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

[1]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody’s and Fitch ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

[2]	NR securities do not necessarily indicate low credit quality.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
SERIES M (MACRO OPPORTUNITIES SERIES)

	Shares	Value

PREFERRED STOCKS† - 1.4%

Industrial - 0.9%
Seaspan Corp. 6.38% due 04/30/19	14,000	$353,500

Financial - 0.5%
Aspen Insurance Holdings Ltd. 5.95%[1,2]	8,040	202,608
Total Preferred Stocks
(Cost $551,000)		556,108

EXCHANGE-TRADED FUNDS† - 3.2%
iShares MSCI Italy Capped ETF	24,770	368,825
iShares MSCI Spain Capped ETF	10,848	363,951
SPDR EURO STOXX 50 ETF	9,305	348,286
iShares iBoxx $ High Yield Corporate Bond ETF	1,700	150,960
Total Exchange-Traded Funds
(Cost $1,301,614)		1,232,022

MUTUAL FUNDS†,3 - 26.6%
Guggenheim Limited Duration Fund - Institutional Class	315,277	7,822,024
Guggenheim Macro Opportunities Fund - Institutional Class	57,619	1,534,386
Guggenheim Strategy Fund I	40,180	1,001,288
Total Mutual Funds
(Cost $10,398,811)		10,357,698

SHORT TERM INVESTMENTS† - 7.2%
Federated U.S. Treasury Cash Reserve Institutional Share 0.00%	2,796,549	2,796,549
Total Short Term Investments
(Cost $2,796,549)		2,796,549

	Face Amount

ASSET-BACKED SECURITIES†† - 27.5%
Gramercy Real Estate CDO 2007-1 Ltd.
2007-1A, 0.55% due 08/15/56[1,4]	$613,831	560,551
LCM X, LP
2014-10AR, 4.02% due 04/15/22[1,4]	500,000	501,050
Nationstar HECM Loan Trust
2015-1A, 3.84% due 05/25/18[4]	488,674	489,896
LSTAR Securities Investment Trust
2015-6, 2.18% due 05/01/20[1,4]	492,784	485,442
Rise Ltd.
4.74% due 02/12/39	458,333	462,917
AABS Ltd.
4.87% due 01/15/38	424,479	431,908
Castlelake Aircraft Securitization Trust
2014-1, 5.25% due 02/15/29[4]	386,534	382,359
Great Lakes CLO 2014-1 Ltd.
2014-1A, 4.47% due 04/15/25[1,4]	350,000	335,685
CIT Mortgage Loan Trust
2007-1, 1.64% due 10/25/37[1,4]	325,000	310,241
Cedar Woods CRE CDO Ltd.
2006-1A, 0.45% due 07/25/51	329,820	303,368
N-Star Real Estate CDO IX Ltd.
0.50% due 02/01/41[5]	303,360	296,474
Structured Asset Securities Corporation Mortgage Loan Trust
2006-OPT1, 0.45% due 04/25/36[1]	300,000	274,201
NewStar Commercial Loan Funding 2014-1 LLC
2014-1A, 5.02% due 04/20/25[1,4]	250,000	250,000
DIVCORE CLO Ltd.
2013-1A B, 4.08% due 11/15/32	250,000	249,450
Salus CLO Ltd.
2013-1AN, 6.98% due 03/05/21[1,4]	250,000	249,175
Garrison Funding 2013-2 Ltd.
2013-2A, 4.93% due 09/25/23[1,4]	250,000	249,050
Acis CLO 2013-2 Ltd.
2013-2A, 4.13% due 10/14/22[1,4]	250,000	248,950
NewStar Commercial Loan Funding 2013-1 LLC
2013-1A, 5.58% due 09/20/23[1,4]	250,000	248,850
Telos CLO Ltd.
2013-3A, 4.52% due 01/17/24[1,4]	250,000	248,700
COA Summit CLO Ltd.
2014-1A, 4.12% due 04/20/23[1,4]	250,000	247,100
Battalion Clo 2007-I Ltd.
2007-1A, 2.43% due 07/14/22[1,4]	250,000	246,225
KVK CLO 2014-1 Ltd.
2014-1A, 3.17% due 05/15/26[1,4]	250,000	244,625
Black Diamond CLO 2005-2 Delaware Corp.
2005-2A, 2.08% due 01/07/18[1,4]	250,000	243,800
ColumbusNova CLO Ltd.
2007-1A, 1.63% due 05/16/19[1,4]	250,000	243,450
Kingsland III Ltd.
2006-3A, 1.88% due 08/24/21[1,4]	250,000	241,800
ALM XIV Ltd.
2014-14A, 3.72% due 07/28/26[1,4]	250,000	240,075
Cerberus Onshore II CLO LLC
2014-1A, 4.27% due 10/15/23[1,4]	250,000	238,600
Kingsland IV Ltd.
2007-4A, 1.73% due 04/16/21[1,4]	250,000	234,050
Emerald Aviation Finance Ltd.
2013-1, 6.35% due 10/15/38[4,12]	223,958	229,557
GreenPoint Mortgage Funding Trust
2005-HE4, 0.89% due 07/25/30[1]	234,601	224,646
Turbine Engines Securitization Ltd.
2013-1A, 6.37% due 12/13/48[4]	219,415	222,926
First Franklin Mortgage Loan Trust
2006-FF1, 0.53% due 01/25/36[1]	250,000	221,272
RAIT CRE CDO I Ltd.
2006-1X, 0.51% due 11/20/46	240,092	219,588
Lehman XS Trust Series
2006-16N, 0.38% due 11/25/46[1]	260,729	209,205

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
SERIES M (MACRO OPPORTUNITIES SERIES)

	Face Amount	Value

AMMC CLO XI Ltd.
2012-11A, 0.00% due 10/30/23[4]	$250,000	$157,150
Fortress Credit Opportunities III CLO, LP
2014-3A, 3.52% due 04/28/26[1,4]	150,000	146,115
GSAA Home Equity Trust
2007-7, 0.46% due 07/25/37[1]	154,231	130,285
Saxon Asset Securities Trust
2005-4, 0.63% due 11/25/37[1]	100,000	86,457
Tricadia CDO 2006-6 Ltd.
2006-6A, 1.03% due 11/05/41[1,4]	66,503	65,931
New Century Home Equity Loan Trust
2004-4, 0.98% due 02/25/35[1]	36,470	31,769
Total Asset-Backed Securities
(Cost $10,547,806)		10,702,893

SENIOR FLOATING RATE INTERESTS†† - 14.3%
Technology - 3.6%
Sophia, LP
4.00% due 07/19/18	298,359	297,986
EIG Investors Corp.
5.00% due 11/08/19	245,016	243,790
Deltek, Inc.
5.00% due 06/25/22	214,687	214,954
Wall Street Systems
4.50% due 04/30/21	167,391	167,078
The Active Network, Inc.
5.50% due 11/13/20	117,262	115,504
Greenway Medical Technologies
6.00% due 11/04/20[5]	98,500	98,500
LANDesk Group, Inc.
5.00% due 02/25/20	98,139	97,812
Go Daddy Operating Company, LLC
4.25% due 05/13/21	97,497	97,513
Aspect Software, Inc.
7.25% due 05/09/16	91,875	90,727
Evergreen Skill
5.75% due 04/28/21	62	60
Total Technology		1,423,924

Financial - 3.3%
First Data Corp.
3.69% due 03/23/18	250,000	248,972
Intertrust Group
4.53% due 04/16/21	100,000	99,775
8.00% due 04/11/22	100,000	99,450
National Financial Partners Corp.
4.50% due 07/01/20	198,007	197,450
American Stock Transfer & Trust
5.75% due 06/26/20	191,807	190,449
STG-Fairway Acquisitions, Inc.
6.25% due 02/28/19	146,627	145,803
Magic Newco, LLC
12.00% due 06/12/19	125,000	135,813
HDV Holdings
5.75% due 09/17/20[5]	119,700	118,570
Expert Global Solutions
8.50% due 04/03/18	34,656	34,598
Total Financial		1,270,880

Industrial - 2.4%
Power Borrower, LLC
8.25% due 11/06/20	125,000	123,125
4.25% due 05/06/20	114,733	114,446
US Infrastructure Corp.
4.00% due 07/10/20	218,934	217,565
Thermasys Corp.
5.25% due 05/03/19	119,531	119,182
Mitchell International, Inc.
8.50% due 10/11/21	100,000	99,650
Nord Anglia Education Finance LLC
5.00% due 03/31/21	99,000	98,939
syncreon
5.25% due 10/28/20	98,500	82,905
NANA Development Corp.
8.00% due 03/15/18[5]	55,000	53,625
MRC Global, Inc.
5.00% due 11/08/19	26,893	26,658
Total Industrial		936,095

Consumer, Cyclical - 1.9%
Ollies Bargain Outlet
4.75% due 09/28/19	430,697	428,544
Men’s Wearhouse
4.50% due 06/18/21	125,955	126,112
Advantage Sales & Marketing, Inc.
4.25% due 07/23/21	109,500	108,891
Sears Holdings Corp.
5.50% due 06/29/18	98,500	97,023
Total Consumer, Cyclical		760,570

Communications - 1.2%
Avaya, Inc.
6.50% due 03/30/18	161,443	160,456
6.25% due 05/29/20	98,829	95,406
Interactive Data Corp.
4.75% due 04/30/21	99,000	99,248
Cengage Learning Acquisitions, Inc.
7.00% due 03/31/20	99,000	99,000
Total Communications		454,110

Consumer, Non-cyclical - 1.1%
Arctic Glacier Holdings, Inc.
6.00% due 05/10/19	149,523	148,401
Performance Food Group
6.25% due 11/14/19	122,500	122,653
Reddy Ice Holdings, Inc.
6.75% due 05/01/19[5]	97,995	86,726

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
SERIES M (MACRO OPPORTUNITIES SERIES)

	Face Amount	Value

NES Global Talent
6.50% due 10/03/19	$86,346	$81,166
Total Consumer, Non-cyclical		438,946

Basic Materials - 0.8%
Fortescue Metals Group Ltd.
3.75% due 06/28/19	298,481	264,427
CPG International, Inc.
4.75% due 09/30/20	37,588	37,212
Total Basic Materials		301,639

Total Senior Floating Rate Interests
(Cost $5,639,748)		5,586,164

CORPORATE BONDS†† - 13.0%
Financial - 7.1%
Citigroup, Inc.
5.80% due 11/29/49[1,2,6]	200,000	200,499
5.87% due 12/31/49[1,2]	175,000	175,385
5.95% due 12/29/49[1,2]	100,000	98,500
5.95% due 12/31/49[1,2]	100,000	96,520
Bank of America Corp.
5.12% due 12/29/49[1,2]	350,000	342,912
6.10% due 03/12/49[1,2]	150,000	148,125
6.25% due 09/29/49[1,2]	50,000	49,782
SunTrust Banks, Inc.
5.63% due 12/29/49[1,2,6]	450,000	452,813
JPMorgan Chase & Co.
5.00% due 12/29/49[1,2,6]	200,000	195,750
Fifth Third Bancorp
5.10% due 06/30/23[1,2]	204,000	191,250
Customers Bank
6.12% due 06/26/29[1,4]	150,000	154,125
Morgan Stanley
5.55% due 12/31/49[1,2]	150,000	148,913
Barclays plc
8.25% due 12/29/49[1,2]	100,000	105,596
Prosight Global Inc.
7.50% due 11/26/20†††,5	100,000	102,780
CIC Receivables Master Trust
4.89% due 10/07/21†††	100,000	101,010
Cadence Financial Corp.
4.87% due 06/28/19[11]	100,000	100,750
Jefferies LoanCore LLC / JLC Finance Corp.
6.87% due 06/01/20[4]	100,000	97,000
Total Financial		2,761,710

Consumer, Non-cyclical - 1.9%
Vector Group Ltd.
7.75% due 02/15/21[6]	300,000	321,000
Central Garden & Pet Co.
8.25% due 03/01/18[6]	200,000	204,800
KeHE Distributors LLC / KeHE Finance Corp.
7.62% due 08/15/21[4]	100,000	105,000
FTI Consulting, Inc.
6.75% due 10/01/20	100,000	103,750
Total Consumer, Non-cyclical		734,550

Consumer, Cyclical - 1.0%
Seminole Hard Rock Entertainment Incorporated / Seminole Hard Rock International LLC
5.87% due 05/15/21[4,6]	250,000	252,500
Petco Animal Supplies, Inc.
9.25% due 12/01/18[4]	125,000	130,625
Total Consumer, Cyclical		383,125

Diversified - 0.9%
HRG Group, Inc.
7.88% due 07/15/19[6]	193,000	203,615
Opal Acquisition, Inc.
8.87% due 12/15/21[4]	140,000	136,500
Total Diversified		340,115

Energy - 0.8%
CONSOL Energy, Inc.
8.00% due 04/01/23	100,000	94,875
SandRidge Energy, Inc.
8.75% due 06/01/20[4]	100,000	90,750
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
9.25% due 08/15/21[5]	100,000	75,000
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22	85,000	70,550
Total Energy		331,175

Communications - 0.7%
MDC Partners, Inc.
6.75% due 04/01/20[4]	140,000	139,475
SITEL LLC / Sitel Finance Corp.
11.00% due 08/01/17[4]	125,000	126,875
Total Communications		266,350

Basic Materials - 0.4%
TPC Group, Inc.
8.75% due 12/15/20[4]	185,000	171,125

Industrial - 0.2%
Quality Distribution LLC / QD Capital Corp.
9.88% due 11/01/18	74,000	77,608
Total Corporate Bonds
(Cost $5,162,945)		5,065,758

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 6.5%
Banc of America Funding 2013-R1 Ltd.
2013-R1, 0.38% due 11/03/41[1,4]	1,008,948	946,393
LSTAR Securities Investment Trust
2014-1, 3.28% due 09/01/21[1,4]	469,459	469,553

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
SERIES M (MACRO OPPORTUNITIES SERIES)

	Face Amount	Value

Nomura Resecuritization Trust
2012-1R, 0.63% due 08/27/47[1,4]	$311,069	$287,738
SRERS-2011 Funding Ltd.
2011-RS, 0.43% due 05/09/46[1,4]	273,796	264,843
GreenPoint Mortgage Funding Trust
2006-AR1, 0.48% due 02/25/36[1]	229,450	185,389
Bear Stearns Mortgage Funding Trust
2007-AR5, 0.36% due 06/25/47[1]	218,530	173,597
Structured Asset Mortgage Investments II Trust
2006-AR1, 0.42% due 02/25/36[1]	114,537	97,602
Morgan Stanley Re-REMIC Trust
2010-R5, 0.51% due 06/26/36[1,4]	121,212	90,398
Total Collateralized Mortgage Obligations
(Cost $2,505,159)		2,515,513

MORTGAGE-BACKED SECURITIES†† - 5.8%
Motel 6 Trust
2015-MTL6, 5.27% due 02/05/30[4]	500,000	495,494
CSMC Trust
2014-SURF, 3.29% due 02/15/29[1,4]	250,000	249,882
LSTAR Securities Investment Trust
2015-3, 2.19% due 03/01/20[1,4]	244,905	240,031
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR9 Trust
2006-AR9, 1.00% due 11/25/46[1]	327,185	228,904
IndyMac INDX Mortgage Loan Trust
2006-AR4, 0.39% due 05/25/46[1]	251,963	211,074
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust
2006-7, 4.64% due 09/25/36[12]	353,099	201,434
American Home Mortgage Assets Trust
2006-4, 0.38% due 10/25/46[1]	285,234	196,617
Banc of America Merrill Lynch Commercial Mortgage, Inc.
2005-6, 6.33% due 09/10/47[1,4]	156,420	156,989
Hilton USA Trust
2013-HLT, 5.61% due 11/05/18[1,4]	100,000	101,352
Residential Asset Securitization Trust
2006-A12, 6.25% due 11/25/36	124,432	90,903
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OA4 Trust
2007-OA4, 0.92% due 04/25/47[1]	123,099	90,115
Total Mortgage-Backed Securities
(Cost $2,285,801)		2,262,795

FOREIGN GOVERNMENT BONDS†† - 1.4%
Dominican Republic International Bond
6.85% due 01/27/45[4,6]	300,000	306,000
Kenya Government International Bond
6.87% due 06/24/24[4]	250,000	253,645
Total Foreign Government Bonds
(Cost $562,580)		559,645

	Contracts

OPTIONS PURCHASED† - 0.1%
Call options on:
iShares 20+ Year Treasury Bond ETF Expiring September 2015 with strike price of $128.00	215	16,125
iShares 7-10 Year Treasury Bond ETF Expiring September 2015 with strike price of $109.00	372	7,440
U.S. Dollar/U.A.E. Dirham Expiring February 2016 with strike price of $3.67†††	2,475,000	5,648
U.S. Dollar/U.A.E. Dirham Expiring February 2016 with strike price of $3.68†††	825,000	1,868
Total Call options		31,081
Put options on:
Euro/Danish Krone Expiring July 2015 with strike price of $7.41†††	2,887,500	8,195
Total Options Purchased
(Cost $145,990)		39,276

Total Investments - 107.0%
(Cost $41,898,003)		$41,674,421

OPTIONS WRITTEN† - 0.0%
Call options on:
iShares 20+ Year Treasury Bond ETF Expiring September 2015 with strike price of $133.00	215	$(7,095)
iShares 7-10 Year Treasury Bond ETF Expiring September 2015 with strike price of $111.00	372	(7,440)

Total Options Written
(Premiums received $42,302)		(14,535)
Other Assets & Liabilities, net - (7.0)%		(2,722,486)
Total Net Assets - 100.0%		$38,937,400

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 61

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
SERIES M (MACRO OPPORTUNITIES SERIES)

	Units	Unrealized Gain (Loss)

OTC CURRENCY SWAP AGREEMENTS††
Bank of America Merrill Lynch September 2015 U.S. Dollar Index Future Swap, Terminating 09/14/15[7] (Notional Value $765,440)	8	$2,446

OTC INTEREST RATE SWAP AGREEMENTS SOLD SHORT††
Bank of America Merrill Lynch September 2015 Japan Government 10 Year Bond Future Index Swap, Terminating 09/08/15[8] (Notional Value $3,600,882)	3	$(8,268)

OTC EQUITY INDEX SWAP AGREEMENTS††
Bank of America Merrill Lynch S&P 500 HomeBuilding Index July 2015 Swap, Terminating 07/13/15[9] (Notional Value $902,127)	1,314	$(34,971)
Bank of America Merrill Lynch S&P 1500 Education Services Sub-Industry Index July 2015 Swap, Terminating 07/10/15[10] (Notional Value $844,562)	17,702	(103,135)
(Total Notional Value $1,746,689)		$(138,106)

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††,1
Counterparty	Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/(Depreciation)
Bank of America Merrill Lynch	Receive	6-Month EUR-EURIBOR	0.92%	09/25/2025	$(2,420,000)	$71,776	$71,776
Bank of America Merrill Lynch	Receive	3-Month USD-LIBOR	2.70%	07/05/2023	(50,000)	(1,670)	(1,670)
Bank of America Merrill Lynch	Receive	3-Month USD-LIBOR	1.56%	07/05/2018	(850,000)	(7,820)	(7,820)
Bank of America Merrill Lynch	Pay	3-Month USD-LIBOR	2.29%	09/25/2025	2,905,000	(61,296)	(61,296)
							$990

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2015	Net Unrealized Appreciation/(Depreciation)
Bank of America Merrill Lynch	3,870,000,000	IDR	07/02/15	$300,000	$290,214	$9,786
Bank of America Merrill Lynch	(3,870,000,000)	IDR	07/02/15	(294,252)	(290,214)	(4,038)
Bank of America Merrill Lynch	816,194	EUR	12/03/15	896,238	912,662	(16,425)
						$(10,677)

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Variable rate security. Rate indicated is rate effective at June 30, 2015.
[2]	Perpetual maturity.
[3]	Affiliated issuer — See Note 8.
[4]

Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $12,922,520 (cost $12,898,016), or 33.2% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[5]	Illiquid security.
[6]	Security or a portion thereof is held as collateral for reverse repurchase agreements — See Note 12.
[7]	Total return based on U.S. Dollar Index +/- financing at a variable rate.
[8]	Total return based on Japan Government Bond 10 Year Future Index +/- financing at a variable rate.
[9]	Total return based on S&P 500 Home Building Index +/- financing at a variable rate.
[10]	Total return based on S&P 1500 Education Services Sub-Industry Index +/- financing at a variable rate.
[11]

Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2)securities is $100,750 (cost $100,000) or 0.3% of total net assets — See Note 13.

[12]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES M (MACRO OPPORTUNITIES SERIES)

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $31,499,192)	$31,316,723
Investments in affiliated issuers, at value (cost $10,398,811)	10,357,698
Total investments (cost $41,898,003)	41,674,421
Segregated cash with broker	88,769
Unrealized appreciation on swap agreements	74,222
Cash	60,620
Unrealized appreciation on forward foreign currency exchange contracts	9,786
Prepaid expenses	1,054
Receivables:
Interest	146,138
Dividends	47,971
Securities sold	40,511
Investment adviser	1,530
Total assets	42,145,022

Liabilities:
Reverse Repurchase Agreements	1,669,368
Unrealized depreciation on swap agreements	217,160
Unrealized depreciation on forward foreign currency exchange contracts	20,463
Options written, at value (premiums received $42,302)	14,535
Payable for:
Securities purchased	1,224,347
Management fees	27,825
Distribution and service fees	7,816
Swap settlement	6,622
Trustees’ fees*	4,182
Fund accounting/administration fees	2,970
Transfer agent/maintenance fees	2,221
Fund shares redeemed	1,828
Miscellaneous	8,285
Total liabilities	3,207,622
Commitments and contingent liabilities (Note 14)	—
Net assets	$38,937,400

Net assets consist of:
Paid in capital	$37,210,614
Undistributed net investment income	1,567,920
Accumulated net realized gain on investments	508,385
Net unrealized depreciation on investments	(349,519)
Net assets	$38,937,400
Capital shares outstanding	1,439,213
Net asset value per share	$27.05

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Interest	$659,401
Dividends from securities of affiliated issuers	150,205
Dividends from securities of unaffiliated issuers	42,120
Total investment income	851,726

Expenses:
Management fees	156,608
Transfer agent/maintenance fees	12,467
Distribution and service fees	43,904
Fund accounting/administration fees	16,683
Professional fees	16,419
Custodian fees	8,509
Line of credit fees	2,023
Interest expense	1,670
Trustees’ fees*	1,499
Tax expense	2
Miscellaneous	11,409
Total expenses	271,193
Less:
Expenses waived by Adviser	(32,828)
Net expenses	238,365
Net investment income	613,361

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	54,022
Swap agreements	265,039
Foreign currency	(2,951)
Forward currency exchange contracts	218,252
Options purchased	(96,692)
Options written	32,359
Net realized gain	470,029
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	96,037
Investments in affiliated issuers	(15,303)
Swap agreements	(361,307)
Options purchased	(106,714)
Options written	27,767
Foreign currency	(173)
Forward foreign currency exchange contracts	(160,592)
Net change in unrealized appreciation (depreciation)	(520,285)
Net realized and unrealized loss	(50,256)
Net increase in net assets resulting from operations	$563,105

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 63

SERIES M (MACRO OPPORTUNITIES SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015* (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$613,361	$1,057,333
Net realized gain on investments	470,029	222,058
Net change in unrealized appreciation (depreciation) on investments	(520,285)	213,637
Net increase in net assets resulting from operations	563,105	1,493,028

Capital share transactions:
Proceeds from sale of shares	7,262,694	14,655,534
Cost of shares redeemed	(2,143,165)	(9,143,386)
Net increase from capital share transactions	5,119,529	5,512,148
Net increase in net assets	5,682,634	7,005,176

Net assets:
Beginning of period	33,254,766	26,249,590
End of period	$38,937,400	$33,254,766
Undistributed net investment income at end of period	$1,567,920	$954,559

Capital share activity:
Shares sold	268,385	562,557
Shares redeemed	(79,395)	(352,240)
Net increase in shares	188,990	210,317

*	Consolidated.

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES M (MACRO OPPORTUNITIES SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a,h]	Year Ended December 31, 2014	Period Ended December 31, 2013[b]
Per Share Data
Net asset value, beginning of period	$26.60	$25.24	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.47	.94	.42
Net gain (loss) on investments (realized and unrealized)	(.02)	.42	(.18)
Total from investment operations	.45	1.36	.24
Net asset value, end of period	$27.05	$26.60	$25.24

Total Return[d]	1.73%	5.35%	0.96%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$38,937	$33,255	$26,250
Ratios to average net assets:
Net investment income (loss)	3.49%	3.59%	2.48%
Total expenses[e]	1.54%	1.67%	1.80%[f]
Net expenses[g]	1.36%	1.48%	1.49%
Portfolio turnover rate	11%	68%	49%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: April 24, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]

Total return does not take into account any of the expenses associated with an investment in variable insurance products and has not been annualized. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Due to limited length of Fund operations, ratios for this period may not be indicative of future performance.
[g]	Net expenses may include affiliated fund waivers and expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating expense ratios for the periods would be:

06/30/15	12/31/14	12/31/13
1.34%	1.42%	1.44%

[h]	Consolidated.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 65

FUND PROFILE (Unaudited)	June 30, 2015

SERIES N (MANAGED ASSET ALLOCATION SERIES)

OBJECTIVE: Seeks to provide growth of capital and, secondarily, preservation of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. Government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: June 1, 1995

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Variable Insurance Strategy Fund III	23.1%
SPDR S&P 500 ETF Trust	16.7%
Vanguard S&P 500 ETF	16.3%
iShares Core U.S. Aggregate Bond ETF	16.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.6%
iShares Core S&P Mid-Capital ETF	6.0%
iShares MSCI EAFE ETF	4.4%
Guggenheim Strategy Fund II	3.9%
Guggenheim Strategy Fund I	2.6%
Guggenheim Strategy Fund III	2.1%
Top Ten Total	98.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
SERIES N (MANAGED ASSET ALLOCATION SERIES)

	Shares	Value

EXCHANGE-TRADED FUNDS† - 67.0%
SPDR S&P 500 ETF Trust	44,507	$9,161,766
Vanguard S&P 500 ETF	47,377	8,946,673
iShares Core U.S. Aggregate Bond ETF	80,304	8,735,469
iShares iBoxx $ Investment Grade Corporate Bond ETF	36,157	4,184,088
iShares Core S&P Mid-Capital ETF	21,968	3,294,761
iShares MSCI EAFE ETF	38,211	2,426,016
iShares Core S&P 500 ETF	2	414
Total Exchange-Traded Funds
(Cost $29,506,029)		36,749,187

MUTUAL FUNDS†,1 - 31.7%
Guggenheim Variable Insurance Strategy Fund III	507,444	12,670,882
Guggenheim Strategy Fund II	85,707	2,134,956
Guggenheim Strategy Fund I	56,995	1,420,326
Guggenheim Strategy Fund III	45,698	1,140,617
Total Mutual Funds
(Cost $17,379,168)		17,366,781

Total Investments - 98.7%
(Cost $46,885,197)		$54,115,968
Other Assets & Liabilities, net - 1.3%		716,261
Total Net Assets - 100.0%		$54,832,229

	Contracts	Unrealized Gain (Loss)

INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2015 U.S. Treasury 2 Year Note Futures Contracts (Aggregate Value of Contracts $4,159,219)	19	$5,893
September 2015 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $7,812,000)	62	(73,913)
(Total Aggregate Value of Contracts $11,971,219)		$(68,020)

EQUITY FUTURES CONTRACTS PURCHASED†
September 2015 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $87,500)	1	$8
September 2015 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $87,685)	1	(2)
September 2015 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $149,680)	1	(162)
September 2015 DAX Index Futures Contracts†† (Aggregate Value of Contracts $306,601)	1	(173)
September 2015 Nikkei 225 (CME) Index Futures Contracts (Aggregate Value of Contracts $101,250)	1	(454)
September 2015 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $103,491)	1	(2,743)
September 2015 S&P/TSX 60 IX Index Futures Contracts†† (Aggregate Value of Contracts $134,960)	1	(3,188)
September 2015 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $305,680)	3	(9,667)
July 2015 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $336,949)	2	(15,662)
September 2015 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $1,872,450)	15	(19,939)
September 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $2,050,750)	20	(47,851)
September 2015 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $6,231,520)	68	(203,942)
(Total Aggregate Value of Contracts $11,768,516)		$(303,775)

EQUITY FUTURES CONTRACTS SOLD SHORT†
July 2015 CAC40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $53,565)	1	$2,866

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
SERIES N (MANAGED ASSET ALLOCATION SERIES)

	Contracts	Unrealized Loss

CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2015 Euro FX Futures Contracts (Aggregate Value of Contracts $139,500)	1	$(15)
September 2015 Japanese Yen Futures Contracts (Aggregate Value of Contracts $102,231)	1	(1,619)
(Total Aggregate Value of Contracts $241,731)		$(1,634)

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 8.

See Sector Classification in Other Information section.

68 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES N (MANAGED ASSET ALLOCATION SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $29,506,029)	$36,749,187
Investments in affiliated issuers, at value (cost $17,379,168)	17,366,781
Total investments (cost $46,885,197)	54,115,968
Segregated cash with broker	586,607
Prepaid expenses	1,447
Receivables:
Securities sold	450,030
Dividends	116,826
Foreign taxes reclaim	3,536
Fund shares sold	2,489
Total assets	55,276,903

Liabilities:
Overdraft due to custodian bank	281,559
Foreign currency, at value	14,646
Payable for:
Variation margin	35,318
Management fees	29,896
Securities purchased	27,767
Fund shares redeemed	14,431
Fund accounting/administration fees	6,899
Trustees’ fees*	3,570
Transfer agent/maintenance fees	2,419
Miscellaneous	28,169
Total liabilities	444,674
Commitments and contingent liabilities (Note 14)	—
Net assets	$54,832,229

Net assets consist of:
Paid in capital	$45,839,014
Undistributed net investment income	514,012
Accumulated net realized gain on investments	1,619,274
Net unrealized appreciation on investments	6,859,929
Net assets	$54,832,229
Capital shares outstanding	1,944,798
Net asset value per share	$28.19

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Dividends from securities of unaffiliated issuers	$388,839
Dividends from securities of affiliated issuers	161,183
Total investment income	550,022

Expenses:
Management fees	184,697
Transfer agent/maintenance fees	12,399
Fund accounting/administration fees	42,622
Trustees’ fees*	3,231
Line of credit fees	2,114
Tax expense	3
Custodian fees	302
Miscellaneous	14,067
Total expenses	259,435
Net investment income	290,587

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	702,162
Investments in affiliated issuers	(5,232)
Futures contracts	1,090,424
Foreign currency	(273)
Net realized gain	1,787,081
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(633,946)
Investments in affiliated issuers	85,820
Futures contracts	(451,479)
Foreign currency	35
Net change in unrealized appreciation (depreciation)	(999,570)
Net realized and unrealized gain	787,511
Net increase in net assets resulting from operations	$1,078,098

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 69

SERIES N (MANAGED ASSET ALLOCATION SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$290,587	$528,239
Net realized gain on investments	1,787,081	2,042,040
Net change in unrealized appreciation (depreciation) on investments	(999,570)	1,370,015
Net increase in net assets resulting from operations	1,078,098	3,940,294

Capital share transactions:
Proceeds from sale of shares	1,327,607	6,103,222
Cost of shares redeemed	(7,892,176)	(15,099,648)
Net decrease from capital share transactions	(6,564,569)	(8,996,426)
Net decrease in net assets	(5,486,471)	(5,056,132)

Net assets:
Beginning of period	60,318,700	65,374,832
End of period	$54,832,229	$60,318,700
Undistributed net investment income at end of period	$514,012	$223,425

Capital share activity:
Shares sold	46,771	224,121
Shares redeemed	(281,602)	(565,958)
Net decrease in shares	(234,831)	(341,837)

70 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES N (MANAGED ASSET ALLOCATION SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$27.67	$25.93	$22.68	$20.02	$19.89	$17.99
Income (loss) from investment operations:
Net investment income (loss)[b]	.14	.23	.08	.15	.28	.26
Net gain (loss) on investments (realized and unrealized)	.38	1.51	3.17	2.51	(.15)	1.64
Total from investment operations	.52	1.74	3.25	2.66	.13	1.90
Net asset value, end of period	$28.19	$27.67	$25.93	$22.68	$20.02	$19.89

Total Return[c]	1.88%	6.71%	14.33%	13.29%	0.65%	10.56%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$54,832	$60,319	$65,375	$62,181	$63,775	$78,734
Ratios to average net assets:
Net investment income (loss)	1.02%	0.87%	0.32%	0.71%	1.40%	1.40%
Total expenses[d]	0.91%	0.93%	1.07%	1.31%	1.56%	1.50%
Portfolio turnover rate	1%	14%	3%	162%	44%	52%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products and has not been annualized. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 71

FUND PROFILE (Unaudited)	June 30, 2015

SERIES O (ALL CAP VALUE SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: June 1, 1995

Ten Largest Holdings (% of Total Net Assets)
American International Group, Inc.	3.0%
JPMorgan Chase & Co.	2.9%
Wells Fargo & Co.	2.8%
Citigroup, Inc.	2.5%
Republic Services, Inc. — Class A	2.0%
United Technologies Corp.	1.9%
MEDNAX, Inc.	1.9%
Computer Sciences Corp.	1.8%
Cisco Systems, Inc.	1.8%
Chevron Corp.	1.8%
Top Ten Total	22.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

72 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
SERIES O (ALL CAP VALUE SERIES)

	Shares	Value

COMMON STOCKS† - 98.1%

Financial - 28.8%
American International Group, Inc.	65,812	$4,068,497
JPMorgan Chase & Co.	59,300	4,018,167
Wells Fargo & Co.	67,213	3,780,058
Citigroup, Inc.	61,700	3,408,308
Reinsurance Group of America, Inc. — Class A	19,465	1,846,645
Zions Bancorporation	52,310	1,660,058
Hanover Insurance Group, Inc.	20,636	1,527,683
Allstate Corp.	20,950	1,359,026
Unum Group	36,303	1,297,833
Legg Mason, Inc.	22,090	1,138,298
BB&T Corp.	24,850	1,001,703
Alleghany Corp.*	2,080	975,021
NASDAQ OMX Group, Inc.	19,778	965,364
FirstMerit Corp.	44,387	924,581
Assured Guaranty Ltd.	36,540	876,595
Endurance Specialty Holdings Ltd.	9,330	612,981
Camden Property Trust	7,700	571,956
Wintrust Financial Corp.	10,710	571,700
BioMed Realty Trust, Inc.	27,880	539,199
Bank of America Corp.	31,500	536,130
CubeSmart	21,660	501,646
Sun Communities, Inc.	7,930	490,312
Apartment Investment & Management Co. — Class A	13,120	484,522
Popular, Inc.*	16,430	474,169
Ocwen Financial Corp.*	46,180	471,036
Kilroy Realty Corp.	6,870	461,321
Equity Residential	6,370	446,983
Simon Property Group, Inc.	2,530	437,741
Jones Lang LaSalle, Inc.	2,480	424,080
NorthStar Realty Finance Corp.	25,910	411,969
Bank of New York Mellon Corp.	9,740	408,788
Symetra Financial Corp.	15,697	379,396
Trustmark Corp.	14,470	361,461
Parkway Properties, Inc.	20,240	352,986
Alexandria Real Estate Equities, Inc.	3,770	329,724
Fulton Financial Corp.	20,400	266,424
Prosperity Bancshares, Inc.	4,430	255,788
OFG Bancorp	12,465	133,002
Umpqua Holdings Corp.	6,720	120,893
UDR, Inc.	3,610	115,628
Chatham Lodging Trust	3,910	103,498
Communications Sales & Leasing, Inc.	3,550	87,756
Total Financial		39,198,926

Consumer, Non-cyclical - 22.5%
MEDNAX, Inc.*	34,220	2,536,044
Teva Pharmaceutical Industries Ltd. ADR	38,250	2,260,575
Johnson & Johnson	20,740	2,021,320
Mondelez International, Inc. — Class A	49,060	2,018,327
UnitedHealth Group, Inc.	13,980	1,705,560
Quanta Services, Inc.*	55,870	1,610,173
Kraft Foods Group, Inc.	17,500	1,489,950
Pfizer, Inc.	40,650	1,362,995
Philip Morris International, Inc.	16,600	1,330,822
Kellogg Co.	20,640	1,294,128
Archer-Daniels-Midland Co.	25,490	1,229,128
MasterCard, Inc. — Class A	11,100	1,037,628
Hormel Foods Corp.	18,060	1,018,042
ADT Corp.	29,110	977,223
Medtronic plc	12,720	942,552
Zimmer Biomet Holdings, Inc.	8,320	908,794
Tenet Healthcare Corp.*	14,220	823,054
Bunge Ltd.	8,950	785,810
HealthSouth Corp.	16,260	748,936
Navigant Consulting, Inc.*	44,230	657,700
Kindred Healthcare, Inc.	28,934	587,071
Hologic, Inc.*	14,693	559,216
ICF International, Inc.*	10,850	378,231
Darling Ingredients, Inc.*	25,680	376,469
Emergent BioSolutions, Inc.*	10,730	353,554
Sanderson Farms, Inc.	4,540	341,226
Globus Medical, Inc. — Class A*	12,590	323,185
Premier, Inc. — Class A*	6,620	254,605
Raptor Pharmaceutical Corp.*	11,330	178,901
Universal Corp.	2,560	146,739
IPC Healthcare, Inc.*	2,630	145,676
Ingredion, Inc.	1,550	123,706
Global Cash Access Holdings, Inc.*	15,530	120,202
WEX, Inc.*	1,030	117,389
Total Consumer, Non-cyclical		30,764,931

Industrial - 11.6%
Republic Services, Inc. — Class A	69,780	2,733,282
United Technologies Corp.	23,230	2,576,903
General Electric Co.	58,200	1,546,374
FLIR Systems, Inc.	44,270	1,364,401
Orbital ATK, Inc.	14,215	1,042,812
TE Connectivity Ltd.	14,302	919,619
Sonoco Products Co.	20,260	868,344
Oshkosh Corp.	18,267	774,155
Parker-Hannifin Corp.	6,320	735,206
Rock-Tenn Co. — Class A	11,936	718,547
Huntington Ingalls Industries, Inc.	6,067	683,084
Owens-Illinois, Inc.*	27,491	630,644
Caterpillar, Inc.	5,680	481,778
Gentex Corp.	29,260	480,449
Aegion Corp. — Class A*	6,540	123,868
Kirby Corp.*	1,580	121,123
Total Industrial		15,800,589

Consumer, Cyclical - 9.1%
Wal-Mart Stores, Inc.	34,000	2,411,620
CVS Health Corp.	16,820	1,764,082
PulteGroup, Inc.	68,900	1,388,335

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
SERIES O (ALL CAP VALUE SERIES)

	Shares	Value

Lear Corp.	12,290	$1,379,676
Kohl’s Corp.	20,360	1,274,740
WESCO International, Inc.*	14,260	978,806
Visteon Corp.*	5,790	607,834
Chico’s FAS, Inc.	31,860	529,831
Caleres, Inc.	13,702	435,450
Ryland Group, Inc.	9,290	430,777
JC Penney Company, Inc.*	38,100	322,707
Ascena Retail Group, Inc.*	16,960	282,469
Steven Madden Ltd.*	5,739	245,514
Essendant, Inc.	5,170	202,923
Abercrombie & Fitch Co. — Class A	5,020	107,980
Total Consumer, Cyclical		12,362,744

Technology - 7.8%
Computer Sciences Corp.	38,430	2,522,544
IXYS Corp.	155,265	2,375,555
Microsoft Corp.	29,840	1,317,436
QUALCOMM, Inc.	19,990	1,251,974
Diebold, Inc.	20,450	715,750
Lam Research Corp.	8,350	679,273
NetApp, Inc.	14,690	463,616
Maxwell Technologies, Inc.*	67,170	401,005
Stratasys Ltd.*	9,800	342,314
Cree, Inc.*	10,930	284,508
KEYW Holding Corp.*	25,085	233,792
ManTech International Corp. — Class A	4,110	119,190
Total Technology		10,706,957

Communications - 5.7%
Cisco Systems, Inc.	89,330	2,453,001
AT&T, Inc.	41,170	1,462,358
Time Warner, Inc.	14,286	1,248,739
DigitalGlobe, Inc.*	28,677	796,934
Scripps Networks Interactive, Inc. — Class A	10,410	680,502
Finisar Corp.*	25,600	457,472
Scholastic Corp.	8,390	370,251
Liquidity Services, Inc.*	17,433	167,880
NETGEAR, Inc.*	3,350	100,567
Total Communications		7,737,704

Energy - 5.2%
Chevron Corp.	25,300	2,440,690
Exxon Mobil Corp.	18,830	1,566,656
Whiting Petroleum Corp.*	28,870	970,032
Patterson-UTI Energy, Inc.	47,570	895,030
Marathon Oil Corp.	21,270	564,506
Superior Energy Services, Inc.	16,940	356,418
Oasis Petroleum, Inc.*	13,220	209,537
Resolute Energy Corp.*	56,540	54,646
Total Energy		7,057,515

Utilities - 4.8%
Edison International	29,570	1,643,500
AGL Resources, Inc.	30,880	1,437,773
Pinnacle West Capital Corp.	13,190	750,378
Ameren Corp.	17,390	655,255
Great Plains Energy, Inc.	23,392	565,151
Westar Energy, Inc.	15,440	528,357
Portland General Electric Co.	10,130	335,911
Avista Corp.	10,450	320,293
Black Hills Corp.	7,220	315,153
EnerNOC, Inc.*	6,318	61,285
Total Utilities		6,613,056

Basic Materials - 2.6%
Dow Chemical Co.	45,830	2,345,121
Landec Corp.*	24,660	355,844
Reliance Steel & Aluminum Co.	5,420	327,802
Olin Corp.	7,786	209,833
Intrepid Potash, Inc.*	17,344	207,087
Stillwater Mining Co.*	9,600	111,264
Total Basic Materials		3,556,951

Total Common Stocks
(Cost $109,669,767)		133,799,373

SHORT TERM INVESTMENTS† - 2.1%
Dreyfus Treasury Prime Cash Management Institutional Share 0.00%	2,911,120	2,911,120
Total Short Term Investments
(Cost $2,911,120)		2,911,120

Total Investments - 100.2%
(Cost $112,580,887)		$136,710,493
Other Assets & Liabilities, net - (0.2)%		(247,064)
Total Net Assets - 100.0%		$136,463,429

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

74 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES O (ALL CAP VALUE SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments, at value (cost $112,580,887)	$136,710,493
Prepaid expenses	2,693
Cash	1,196
Receivables:
Securities sold	982,487
Dividends	177,943
Foreign taxes reclaim	5,200
Fund shares sold	820
Investment adviser	42
Total assets	137,880,874

Liabilities:
Payable for:
Securities purchased	1,256,062
Management fees	80,347
Fund shares redeemed	42,223
Fund accounting/administration fees	10,904
Transfer agent/maintenance fees	4,274
Trustees’ fees*	3,131
Miscellaneous	20,504
Total liabilities	1,417,445
Commitments and contingent liabilities (Note 14)	—
Net assets	$136,463,429

Net assets consist of:
Paid in capital	$94,462,573
Undistributed net investment income	1,971,174
Accumulated net realized gain on investments	15,900,076
Net unrealized appreciation on investments	24,129,606
Net assets	$136,463,429
Capital shares outstanding	3,855,051
Net asset value per share	$35.40

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Dividends (net of foreign withholding tax of $285)	$1,326,278
Interest	718
Total investment income	1,326,996

Expenses:
Management fees	494,058
Transfer agent/maintenance fees	12,456
Fund accounting/administration fees	67,050
Custodian fees	8,270
Trustees’ fees*	7,964
Line of credit fees	5,247
Miscellaneous	48,470
Total expenses	643,515
Less:
Expenses waived by Adviser	(41)
Net expenses	643,197
Net investment income	683,522

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,734,701
Net realized gain	2,734,701
Net change in unrealized appreciation (depreciation) on:
Investments	(3,146,557)
Net change in unrealized appreciation (depreciation)	(3,146,557)
Net realized and unrealized loss	(411,856)
Net increase in net assets resulting from operations	$271,666

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 75

SERIES O (ALL CAP VALUE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$683,522	$1,388,161
Net realized gain on investments	2,734,701	23,234,450
Net change in unrealized appreciation (depreciation) on investments	(3,146,557)	(13,299,353)
Net increase in net assets resulting from operations	271,666	11,323,258

Distributions to shareholders from:
Net investment income	—	(1,285)
Total distributions to shareholders	—	(1,285)

Capital share transactions:
Proceeds from sale of shares	1,874,728	15,918,519
Distributions reinvested	—	1,285
Cost of shares redeemed	(12,999,533)	(33,626,804)
Net decrease from capital share transactions	(11,124,805)	(17,707,000)
Net decrease in net assets	(10,853,139)	(6,385,027)

Net assets:
Beginning of period	147,316,568	153,701,595
End of period	$136,463,429	$147,316,568
Undistributed net investment income at end of period	$1,971,174	$1,287,652

Capital share activity:
Shares sold	52,583	466,579
Shares issued from reinvestment of distributions	—	36
Shares redeemed	(365,291)	(977,527)
Net decrease in shares	(312,708)	(510,912)

76 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES O (ALL CAP VALUE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$35.35	$32.85	$24.66	$21.35	$22.32	$19.14
Income (loss) from investment operations:
Net investment income (loss)[b]	.17	.31	.24	.21	.15	.14
Net gain (loss) on investments (realized and unrealized)	(.12)	2.19	7.95	3.10	(1.12)	3.04
Total from investment operations	.05	2.50	8.19	3.31	(.97)	3.18
Less distributions from:
Net investment income	—	(—)[c]	—	—	—	—
Net asset value, end of period	$35.40	$35.35	$32.85	$24.66	$21.35	$22.32

Total Return[d]	0.14%	7.61%	33.21%	15.50%	(4.35%)	16.61%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$136,463	$147,317	$153,702	$130,234	$137,794	$165,722
Ratios to average net assets:
Net investment income (loss)	0.97%	0.92%	0.81%	0.91%	0.69%	0.68%
Total expenses	0.91%	0.89%	0.90%	0.89%	0.86%	0.86%
Net expenses[e]	0.91%	0.89%	0.90%	0.89%	0.86%	0.86%
Portfolio turnover rate	14%	49%	22%	14%	19%	11%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Distributions from net investment income are less than $0.01 per share.
[d]

Total return does not take into account any of the expenses associated with an investment in variable insurance products and has not been annualized. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[e]	Net expense information reflects the expense ratios after expense waivers.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 77

FUND PROFILE (Unaudited)	June 30, 2015

SERIES P (HIGH YIELD SERIES)

OBJECTIVE: Seeks high current income. Capital appreciation is a secondary objective.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. Government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: August 5, 1996

Ten Largest Holdings (% of Total Net Assets)
Flakt Woods	2.1%
Vector Group Ltd.	1.6%
Pacific Premier Bancorp, Inc.	1.6%
Opal Acquisition, Inc.	1.5%
ContourGlobal Power Holdings S.A.	1.5%
GCA Services Group, Inc.	1.5%
Checkers Drive-In Restaurants, Inc.	1.4%
Central Garden & Pet Co.	1.4%
Epicor Software	1.3%
Elwood Energy LLC	1.4%
Top Ten Total	15.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

Portfolio Composition by Quality Rating[1]
Rating
Fixed Income Instruments
BBB	6.8%
BB	33.7%
B	36.9%
CCC	13.7%
CC	0.1%
NR2	3.0%
Other Instruments	5.8%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

[1]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody’s and Fitch ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

[2]	NR securities do not necessarily indicate low credit quality.

78 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
SERIES P (HIGH YIELD SERIES)

	Shares	Value

COMMON STOCKS† - 1.4%

Consumer Discretionary - 1.0%
Travelport, LLC*	48,069	$662,391
Travelport LLC*	11,526	158,828
Total Consumer Discretionary		821,219

Basic Materials - 0.2%
Mirabela Nickel Ltd.*	1,470,315	130,443

Energy - 0.1%
Stallion Oilfield Holdings Ltd.*,††	19,265	114,781

Communications - 0.1%
Cengage Learning Acquisitions, Inc.*,††	2,107	57,679
Aimia, Inc.	5	55
Total Communications		57,734

Diversified - 0.0%
Leucadia National Corp.	247	5,997

Consumer, Non-cyclical - 0.0%
Crimson Wine Group Ltd.*	24	224
MEDIQ, Inc.*,†††	92	1
Total Consumer, Non-cyclical		225

Consumer, Cyclical - 0.0%
Delta Air Lines, Inc.	1	41
Chorus Aviation, Inc.	3	16
Total Consumer, Cyclical		57

Financial - 0.0%
Adelphia Recovery Trust*,†††,1	5,270	53

Total Common Stocks
(Cost $2,153,454)		1,130,509

PREFERRED STOCKS† - 2.6%
Financial - 1.5%
Kemper Corp. 7.38% due 02/27/54	39,000	1,033,500
Aspen Insurance Holdings Ltd. 5.95%[2,3]	10,000	252,000
Total Financial		1,285,500

Industrial - 1.1%
Seaspan Corp. 6.38% due 04/30/19	34,000	858,500
U.S. Shipping Corp.*,†††,1	24,529	18,397
Total Industrial		876,897

Total Preferred Stocks
(Cost $2,707,061)		2,162,397

SHORT TERM INVESTMENTS† - 5.3%
Dreyfus Treasury Prime Cash Management Institutional Share 0.0%		4,329,216
Total Short Term Investments
(Cost $4,329,216)		4,329,216

	Face Amount

CORPORATE BONDS††,7 - 76.4%
Energy - 13.2%
ContourGlobal Power Holdings S.A.
7.12% due 06/01/19[4,5]	$1,150,000	1,204,625
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
7.75% due 01/15/21[1,4]	825,000	602,250
9.25% due 08/15/21[1]	775,000	581,250
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
6.63% due 12/01/21	825,000	668,250
8.00% due 12/01/20	505,000	439,350
CONSOL Energy, Inc.
8.00% due 04/01/23	650,000	616,688
5.88% due 04/15/22	450,000	382,500
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22	750,000	622,500
8.62% due 10/15/20	250,000	220,000
Unit Corp.
6.63% due 05/15/21	700,000	679,000
Comstock Resources, Inc.
10.00% due 03/15/20[4,5]	750,000	676,560
Keane Group Holdings LLC
8.50% due 08/08/19†††,1	641,875	624,223
SandRidge Energy, Inc.
8.75% due 06/01/20[5]	650,000	589,875
Antero Resources Corp.
5.63% due 06/01/23	350,000	338,188
5.13% due 12/01/22	256,000	241,920
Sabine Pass Liquefaction LLC
6.25% due 03/15/22	550,000	569,250
Ultra Resources, Inc.
4.51% due 10/12/20†††,1	600,000	533,460
FTS International, Inc.
6.25% due 05/01/22	350,000	257,250
7.78% due 06/15/20[2,5]	250,000	248,772
EP Energy LLC / Everest Acquisition Finance, Inc.
6.38% due 06/15/23	500,000	501,250
IronGate Energy Services LLC
11.00% due 07/01/18[1,6]	155,000	109,275
Ultra Petroleum Corp.
5.75% due 12/15/18	100,000	96,000

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
SERIES P (HIGH YIELD SERIES)

		Face Amount	Value

Schahin II Finance Company SPV Ltd.
5.87% due 09/25/22[5]		$173,733	$69,493
SemGroup, LP
8.75% due 11/15/15†††,1,8		1,700,000	—
Total Energy			10,871,929

Financial - 12.6%
Pacific Premier Bancorp, Inc.
5.75% due 09/03/24[1,6]		1,250,000	1,290,625
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.50% due 04/15/21[5]		900,000	898,739
7.37% due 04/01/20[5]		305,000	299,663
Citigroup, Inc.
6.30% due 12/29/49[2,3]		650,000	634,563
5.95% due 12/31/49[2,3]		150,000	144,780
Morgan Stanley
5.55% due 12/31/49[2,3]		700,000	694,924
Bank of America Corp.
6.10% due 03/12/49[2,3]		600,000	592,500
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
5.88% due 02/01/22[4]		550,000	560,313
JPMorgan Chase & Co.
5.30% due 12/31/49[2,3]		500,000	496,300
Kennedy-Wilson, Inc.
5.88% due 04/01/24		470,000	467,650
Wilton Re Finance LLC
5.87% due 03/30/33[2,5]		400,000	415,133
DuPont Fabros Technology, LP
5.63% due 06/15/23		350,000	344,750
Majid AL Futtaim Holding
7.12% due 12/31/49		300,000	322,548
EPR Properties
5.75% due 08/15/22		300,000	321,711
Credit Acceptance Corp.
6.12% due 02/15/21		300,000	300,750
Cabot Financial Luxembourg S.A.
6.50% due 04/01/21[5]	GBP	200,000	299,560
National Financial Partners Corp.
9.00% due 07/15/21[5]		300,000	296,250
Lock AS
7.00% due 08/15/21	EUR	250,000	294,085
Jefferies LoanCore LLC / JLC Finance Corp.
6.87% due 06/01/20[5]		300,000	291,000
Compass Bank
3.88% due 04/10/25		300,000	282,436
NewStar Financial, Inc.
7.25% due 05/01/20		250,000	256,563
Hospitality Properties Trust
4.50% due 03/15/25		250,000	245,909
Fidelity & Guaranty Life Holdings, Inc.
6.37% due 04/01/21[5]		225,000	234,000
Greystar Real Estate Partners LLC
8.25% due 12/01/22[5]		200,000	211,000
Quicken Loans, Inc.
5.75% due 05/01/25[5]		150,000	143,625
Total Financial			10,339,377

Consumer, Non-cyclical - 11.3%
Vector Group Ltd.
7.75% due 02/15/21[4]		1,250,000	1,337,500
ADT Corp.
6.25% due 10/15/21[4]		800,000	840,000
3.50% due 07/15/22		400,000	362,000
Central Garden & Pet Co.
8.25% due 03/01/18[4]		1,094,000	1,120,256
Tenet Healthcare Corp.
3.79% due 06/15/20[2]		950,000	958,313
Valeant Pharmaceuticals International, Inc.
5.50% due 03/01/23[5]		550,000	555,500
5.37% due 03/15/20[5]		250,000	258,125
Bumble Bee Holdco SCA
9.63% due 03/15/18[4,5]		734,000	754,185
KeHE Distributors LLC / KeHE Finance Corp.
7.62% due 08/15/21[5]		700,000	735,000
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.87% due 10/01/22[5]		600,000	598,500
US Foods, Inc.
8.50% due 06/30/19[4]		350,000	364,875
Spectrum Brands, Inc.
5.75% due 07/15/25		350,000	355,250
WEX, Inc.
4.75% due 02/01/23[5]		350,000	337,750
American Seafoods Group LLC / American Seafoods Finance, Inc.
10.75% due 05/15/16[1,4,6]		300,000	295,500
Hologic, Inc.
5.25% due 07/15/22[5]		200,000	204,250
DaVita HealthCare Partners, Inc.
5.00% due 05/01/25		150,000	144,375
CEB, Inc.
5.63% due 06/15/23[5]		75,000	75,375
Total Consumer, Non-cyclical			9,296,754

Communications - 9.6%
MDC Partners, Inc.
6.75% due 04/01/20[4,5]		1,100,000	1,095,875
SITEL LLC / Sitel Finance Corp.
11.00% due 08/01/17[5]		1,000,000	1,015,000
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
9.75% due 04/01/21[4]		700,000	770,000
CSC Holdings LLC
5.25% due 06/01/24		650,000	624,000
DISH DBS Corp.
5.88% due 11/15/24		400,000	384,250
5.88% due 07/15/22		200,000	196,000

80 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
SERIES P (HIGH YIELD SERIES)

		Face Amount	Value

Virgin Media Secured Finance plc
5.25% due 01/15/26[5]		$500,000	$483,125
Level 3 Financing, Inc.
5.38% due 05/01/25		500,000	481,875
Zayo Group LLC / Zayo Capital, Inc.
6.38% due 05/15/25		450,000	436,500
Sirius XM Radio, Inc.
5.38% due 04/15/25[5]		425,000	410,125
Sprint Corp.
7.63% due 02/15/25		350,000	329,875
Cogent Communications Group, Inc.
5.37% due 03/01/22[5]		300,000	295,875
Avaya, Inc.
7.00% due 04/01/19[5]		300,000	293,250
Altice US Finance I Corp.
5.38% due 07/15/23[5]		300,000	292,500
UPCB Finance IV Ltd.
5.38% due 01/15/25[5]		300,000	286,350
CenturyLink, Inc.
5.63% due 04/01/25		300,000	270,750
Cable One, Inc.
5.75% due 06/15/22[5]		150,000	151,875
Sirius XM Canada Holdings, Inc.
5.63% due 04/23/21[5]	CAD	150,000	122,533
Total Communications			7,939,758

Consumer, Cyclical - 8.5%
Checkers Drive-In Restaurants, Inc.
11.00% due 12/01/17[4,5]		1,050,000	1,135,313
Iron Mountain, Inc.
6.12% due 09/15/22	GBP	600,000	967,844
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 06/15/23		600,000	603,000
6.75% due 01/15/22		300,000	300,750
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/25[5]		800,000	762,000
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.00% due 05/20/22		700,000	741,999
WMG Acquisition Corp.
6.75% due 04/15/22[5]		750,000	712,635
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.50% due 06/01/24		350,000	349,825
Nathan’s Famous, Inc.
10.00% due 03/15/20[1,6]		250,000	268,750
Moto Finance plc
6.37% due 09/01/20	GBP	150,000	240,415
Petco Animal Supplies, Inc.
9.25% due 12/01/18[5]		200,000	209,000
Seminole Hard Rock Entertainment Incorporated / Seminole Hard Rock International LLC
5.87% due 05/15/21[5]		200,000	202,000
Carrols Restaurant Group, Inc.
8.00% due 05/01/22		150,000	157,500
Fiat Chrysler Automobiles N.V.
5.25% due 04/15/23		150,000	147,030
NPC International Incorporated / NPC Operating Company A Inc / NPC Operating Co B Inc
10.50% due 01/15/20		100,000	104,750
Argos Merger Sub, Inc.
7.12% due 03/15/23[5]		100,000	104,750
Total Consumer, Cyclical			7,007,561

Industrial - 7.4%
Epicor Software
9.24% due 06/21/23		1,150,000	1,115,499
Amsted Industries, Inc.
5.38% due 09/15/24[4,5]		850,000	843,625
CEVA Group plc
7.00% due 03/01/21[5]		750,000	723,750
BMBG Bond Finance SCA
5.01% due 10/15/20[2,5]	EUR	500,000	557,786
Reliance Intermediate Holdings, LP
6.50% due 04/01/23[5]		500,000	520,000
Molex Electronic Technologies LLC
3.90% due 04/15/25[5]		500,000	484,476
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer
7.87% due 08/15/19		450,000	468,563
VWR Funding, Inc.
4.62% due 04/15/22	EUR	350,000	375,620
LMI Aerospace, Inc.
7.38% due 07/15/19		300,000	299,250
DAE Aviation Holdings, Inc.
10.00% due 07/15/23[5]		300,000	295,950
Actuant Corp.
5.63% due 06/15/22		250,000	254,375
Penske Truck Leasing Company Lp / PTL Finance Corp.
3.38% due 02/01/22[5]		200,000	193,869
Total Industrial			6,132,763

Technology - 5.7%
NCR Corp.
6.38% due 12/15/23		650,000	689,000
5.88% due 12/15/21		250,000	257,500
Open Text Corp.
5.63% due 01/15/23[5]		950,000	940,499
Micron Technology, Inc.
5.25% due 08/01/23[4]		950,000	910,813

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
SERIES P (HIGH YIELD SERIES)

		Face Amount	Value

Aspect Software, Inc.
10.62% due 05/15/17[1]		$675,000	$646,313
Infor US, Inc.
6.50% due 05/15/22[4]		450,000	457,875
Audatex North America, Inc.
6.13% due 11/01/23[5]		400,000	411,000
SS&C Technologies Holdings, Inc.
5.88% due 07/15/23		400,000	404,000
Total Technology			4,717,000

Utilities - 3.3%
Elwood Energy LLC
8.16% due 07/05/26[1]		994,875	1,109,286
AES Corp.
5.50% due 03/15/24		600,000	577,500
4.88% due 05/15/23		250,000	235,000
LBC Tank Terminals Holding Netherlands BV
6.87% due 05/15/23[4,5]		750,000	774,375
Total Utilities			2,696,161

Basic Materials - 2.6%
TPC Group, Inc.
8.75% due 12/15/20[5]		1,030,000	952,750
Eldorado Gold Corp.
6.12% due 12/15/20[5]		665,000	658,350
Mirabela Nickel Ltd.
9.50% due 06/24/19†††,1		355,511	355,511
1.00% due 07/31/44†††,1		7,722	—
Cascades, Inc.
5.75% due 07/15/23[5]		150,000	145,125
Total Basic Materials			2,111,736

Diversified - 2.2%
Opal Acquisition, Inc.
8.87% due 12/15/21[5]		1,250,000	1,218,750
HRG Group, Inc.
7.88% due 07/15/19		598,000	630,890
Total Diversified			1,849,640

Total Corporate Bonds
(Cost $64,644,921)			62,962,679

SENIOR FLOATING RATE INTERESTS††,7 - 26.7%
Industrial - 6.1%
Flakt Woods
2.63% due 03/20/17†††,1	EUR	1,558,622	1,708,514
Mitchell International, Inc.
8.50% due 10/11/21		600,000	597,900
SIRVA Worldwide, Inc.
7.50% due 03/27/19		569,476	570,900
Mast Global
8.75% due 09/12/19†††,1		507,781	504,169
Knowledge Learning Corp.
5.25% due 03/18/21		395,000	395,660
Hardware Holdings LLC
6.75% due 03/30/20[1]		347,375	337,822
CPM Holdings, Inc.
6.00% due 04/11/22		300,000	300,375
DAE Aviation
5.25% due 06/24/22		300,000	299,250
OneSky
7.50% due 06/03/19†††,1		100,742	103,764
Ceva Logistics US Holdings
6.50% due 03/19/21		97,291	90,814
NANA Development Corp.
8.00% due 03/15/18[1]		82,500	80,438
Ceva Logistics Holdings BV (Dutch)
6.50% due 03/19/21		70,536	65,840
Ceva Group plc (United Kingdom)
6.50% due 03/19/21		67,734	63,225
Ceva Logistics Canada, ULC
6.50% due 03/19/21		12,161	11,352
Total Industrial			5,130,023

Financial - 4.6%
Cunningham Lindsey U.S., Inc.
9.25% due 06/10/20		935,455	891,020
Magic Newco, LLC
12.00% due 06/12/19		700,000	760,550
Intertrust Group
8.00% due 04/11/22		400,000	397,800
York Risk Services
4.75% due 10/01/21		379,048	370,519
Safe-Guard
6.25% due 08/19/21		334,042	333,207
STG-Fairway Acquisitions, Inc.
6.25% due 02/28/19		293,254	291,606
Expert Global Solutions
8.50% due 04/03/18		271,984	271,529
Transunion Holding Co.
3.75% due 04/09/21		248,741	246,370
Trademonster
7.25% due 08/29/19†††		199,000	198,164
Total Financial			3,760,765

Technology - 4.5%
Greenway Medical Technologies
9.25% due 11/04/21		500,000	490,000
6.00% due 11/04/20[1]		394,000	394,000
Sparta Holding Corp.
6.50% due 07/28/20†††		694,750	688,845
TIBCO Software, Inc.
6.50% due 12/04/20		598,500	597,566
Advanced Computer Software
6.50% due 03/18/22		349,125	347,816
10.50% due 01/31/23		200,000	194,000
Sophia, LP
4.00% due 07/19/18		298,359	297,986

82 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
SERIES P (HIGH YIELD SERIES)

		Face Amount	Value

Flexera Software LLC
8.00% due 04/02/21		$250,000	$247,500
GlobalLogic Holdings, Inc.
6.25% due 05/31/19		246,250	245,634
First Data Corp.
3.69% due 09/24/18		200,000	199,286
Total Technology			3,702,633

Consumer, Non-cyclical - 3.9%
AdvancePierre Foods, Inc.
9.50% due 10/10/17		709,000	716,976
NES Global Talent
6.50% due 10/03/19		604,425	568,159
IHC Holding Corp.
7.00% due 04/30/21†††,1		550,000	541,970
Reddy Ice Holdings, Inc.
10.75% due 10/01/19[1]		530,000	405,450
CTI Foods Holding Co. LLC
8.25% due 06/28/21		330,000	320,925
At Home Holding III Corp.
5.00% due 06/03/22		250,000	248,750
Performance Food Group
6.25% due 11/14/19		245,000	245,306
Taxware Holdings
7.50% due 04/01/22†††,1		150,000	148,543
Total Consumer, Non-cyclical			3,196,079

Consumer, Cyclical - 3.8%
GCA Services Group, Inc.
9.25% due 11/01/20		1,200,000	1,194,000
Sky Bet
6.50% due 02/25/22	GBP	600,000	940,739
DLK Acquisitions BV
4.34% due 02/28/19[1]	EUR	400,000	440,895
BBB Industries, LLC
4.19% due 11/04/19[1]		226,964	199,478
Sears Holdings Corp.
5.50% due 06/29/18		199,494	196,501
National Vision, Inc.
4.00% due 03/12/21		199,496	195,173
Total Consumer, Cyclical			3,166,786

Communications - 3.1%
Cartrawler
4.25% due 04/29/21	EUR	550,000	610,958
Anaren, Inc.
9.25% due 08/18/21		500,000	499,375
Avaya, Inc.
6.50% due 03/30/18		418,541	415,983
Lions Gate Entertainment Corp.
5.00% due 03/11/22		400,000	399,500
MergerMarket Ltd.
4.50% due 02/04/21		345,625	338,713
Cengage Learning Acquisitions, Inc.
7.00% due 03/31/20		247,500	247,500
Total Communications			2,512,029

Basic Materials - 0.5%
Atkore International, Inc.
7.75% due 10/08/21		400,000	374,000

Energy - 0.2%
FTS International
5.75% due 04/16/21		198,182	158,545
Total Senior Floating Rate Interests
(Cost $22,736,254)			22,000,860

ASSET-BACKED SECURITIES†† - 0.7%
ALM XIV Ltd.
2014-14A, 3.72% due 07/28/26[2,5]		600,000	576,180
Total Asset-Backed Securities
(Cost $572,562)			576,180

COLLATERALIZED MORTGAGE OBLIGATION†† - 0.5%
SRERS-2011 Funding Ltd.
2011-RS,0.43% due 05/09/46[2,5]		410,694	397,265
Total Collateralized Mortgage Obligation
(Cost $380,774)			397,265

Total Investments - 113.6%
(Cost $97,524,242)			$93,559,106
Other Assets & Liabilities, net - (13.6)%			(11,214,641)
Total Net Assets - 100.0%			$82,344,465

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 83

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
SERIES P (HIGH YIELD SERIES)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2015	Net Unrealized Appreciation/ Depreciation
BNY Mellon	3,610,000	EUR	07/08/15	$4,063,326	$4,025,978	$37,348
BNY Mellon	180,000	AUD	07/08/15	140,233	138,804	1,429
BNY Mellon	150,000	CAD	07/08/15	120,603	120,099	504
BNY Mellon	1,570,000	GBP	07/08/15	2,406,213	2,466,899	(60,685)
						$(21,404)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Illiquid security.
[2]	Variable rate security. Rate indicated is rate effective at June 30, 2015.
[3]	Perpetual maturity.
[4]	Security or a portion thereof is held as collateral for reverse repurchase agreements — See Note 12.
[5]

Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $33,654,530 (cost $34,254,810), or 40.9% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[6]

Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $1,964,150 (cost $1,952,235), or 2.4% of total net assets — See Note 13.

[7]	The face amount is denominated in U.S. Dollars unless otherwise indicated.
[8]	Security is in default of interest and/or principal obligations.
plc — Public Limited Company
REIT — Real Estate Investment Trust

84 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES P (HIGH YIELD SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments, at value (cost $97,524,242)	$93,559,106
Foreign currency, at value (cost $6,497)	6,497
Unrealized appreciation on forward foreign currency exchange contracts	39,281
Cash	90,317
Prepaid expenses	2,152
Receivables:
Securities sold	2,498,205
Interest	1,228,394
Dividends	13,017
Fund shares sold	11,531
Foreign taxes reclaim	8,292
Investment adviser	709
Total assets	97,457,501

Liabilities:
Reverse Repurchase Agreements	11,828,229
Unfunded loan commitments, at value (Note 9) (commitment fees received $640,590)	522,661
Unrealized depreciation on forward foreign currency exchange contracts	60,685
Payable for:
Securities purchased	1,547,121
Fund shares redeemed	1,025,858
Management fees	43,867
Distribution and service fees	18,278
Fund accounting/administration fees	6,945
Trustees’ fees*	6,204
Transfer agent/maintenance fees	3,202
Miscellaneous	49,986
Total liabilities	15,113,036
Commitments and contingent liabilities (Note 14)	—
Net assets	$82,344,465

Net assets consist of:
Paid in capital	$72,723,115
Undistributed net investment income	11,371,651
Accumulated net realized gain on investments	2,120,651
Net unrealized depreciation on investments	(3,870,952)
Net assets	$82,344,465
Capital shares outstanding	2,345,636
Net asset value per share	$35.11

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Interest (net of foreign withholding tax of $1,344)	$3,330,305
Dividends	144,664
Total investment income	3,474,969

Expenses:
Management fees	273,197
Transfer agent/maintenance fees	12,448
Distribution and service fees:	113,832
Fund accounting/administration fees	43,255
Interest expense	30,766
Custodian fees	10,400
Line of credit fees	8,751
Trustees’ fees*	8,145
Tax expense	90
Miscellaneous	40,524
Total expenses	541,408
Less:
Expenses waived by Adviser	(13,974)
Net expenses	527,434
Net investment income	2,947,535

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	207,980
Foreign currency	(325,450)
Forward foreign currency exchange contracts	668,028
Net realized gain	550,558
Net change in unrealized appreciation (depreciation) on:
Investments	90,611
Foreign currency	10,611
Forward foreign currency exchange contracts	(156,030)
Net change in unrealized appreciation (depreciation)	(54,808)
Net realized and unrealized gain	495,750
Net increase in net assets resulting from operations	$3,443,285

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 85

SERIES P (HIGH YIELD SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,947,535	$7,334,681
Net realized gain on investments	550,558	2,720,376
Net change in unrealized appreciation (depreciation) on investments	(54,808)	(6,017,182)
Net increase in net assets resulting from operations	3,443,285	4,037,875

Capital share transactions:
Proceeds from sale of shares	34,783,895	55,071,243
Cost of shares redeemed	(35,074,611)	(103,900,378)
Net decrease from capital share transactions	(290,716)	(48,829,135)
Net increase (decrease) in net assets	3,152,569	(44,791,260)

Net assets:
Beginning of period	79,191,896	123,983,156
End of period	$82,344,465	$79,191,896
Undistributed net investment income at end of period	$11,371,651	$8,424,116

Capital share activity:
Shares sold	1,013,775	1,602,820
Shares redeemed	(1,006,504)	(3,019,750)
Net increase (decrease) in shares	7,271	(1,416,930)

86 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES P (HIGH YIELD SERIES)

STATEMENT OF CASH FLOWS
Period ended June 30, 2015

Cash Flows from Operating Activities:
Net Increase in net assets resulting from operations	$3,443,285

Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Provided by Operating and Investing Activities:
Net change in unrealized depreciation on forward foreign currency contracts	156,030
Net change in unrealized appreciation on foreign currency translation	(10,611)
Net change in unrealized appreciation on investments	(90,611)
Net realized loss on foreign currency translation	325,450
Net realized gain on investments	(207,980)
Net realized gain on forward foreign currency contracts	(668,028)
Net accretion of bond discount and amortization of bond premium	11,060
Purchase of long-term investments	(63,793,030)
Proceeds from sale of long-term investments	60,239,666
Net purchases of short-term investments	616,237
Decrease in prepaid expenses	3,821
Increase in investment advisor receivable	(709)
Increase in receivable for fund shares sold through at-the-market offering	(8,637)
Increase in interest receivable	(52,089)
Increase in securities sold receivable	(92,639)
Increase in other assets	(1,841)
Increase in fund shares redeemed payable	819,546
Increase in payable for securities purchased	124,792
Increase in advisory fee payable	9,889
Increase in trustees' fee payable	4,506
Increase in distribution fee payable	435
Increase in administration fee payable	164
Increase in transfer agent fee payable	18
Decrease in accrued expenses and other liabilities	(1,322)
Net Cash Provided by Operating and Investing Activities	827,402

Cash Flows From Financing Activities:
Proceeds from sales of shares	34,783,895
Cost of shares redeemed	(35,074,611)
Proceeds from reverse repurchase agreements	52,725,665
Payments made on reverse repurchase agreements	(53,438,298)
Net Cash Provided in Financing Activities	(1,003,349)
Net decrease in cash	(175,947)

Cash at Beginning of Period (including restricted cash)	$266,264
Cash at End of Period (including restricted cash)	$90,317
Supplemental Disclosure of Cash Flow Information: Cash paid during the period for interest	$37,448

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 87

SERIES P (HIGH YIELD SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$33.87	$33.02	$30.75	$26.77	$26.78	$23.20
Income (loss) from investment operations:
Net investment income (loss)[b]	1.11	2.23	2.20	2.01	2.00	2.02
Net gain (loss) on investments (realized and unrealized)	.13	(1.38)	.07	1.97	(2.01)	1.56
Total from investment operations	1.24	.85	2.27	3.98	(.01)	3.58
Net asset value, end of period	$35.11	$33.87	$33.02	$30.75	$26.77	$26.78

Total Return[c]	3.72%	2.51%	7.38%	14.87%	(0.04%)	15.43%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$82,344	$79,192	$123,983	$138,253	$118,156	$138,449
Ratios to average net assets:
Net investment income (loss)	6.47%	6.50%	6.86%	6.95%	7.34%	8.16%
Total expenses	1.19%	1.09%	1.07%	0.95%	0.93%	0.94%
Net expenses[d]	1.16%[e]	1.08%[e]	1.07%	0.95%	0.93%	0.94%
Portfolio turnover rate	60%	90%	100%	95%	64%	56%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products and has not been annualized. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers.
[e]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating expense ratios for the periods would be:

06/30/15	12/31/14
1.07%	0.97%

88 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2015

SERIES Q (SMALL CAP VALUE SERIES)

OBJECTIVE: Seeks long-term capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 1, 2000

Ten Largest Holdings (% of Total Net Assets)
Endurance Specialty Holdings Ltd.	3.4%
Hanover Insurance Group, Inc.	2.8%
Diebold, Inc.	2.7%
Emergent BioSolutions, Inc.	2.7%
Berkshire Hills Bancorp, Inc.	2.3%
Laclede Group, Inc.	2.2%
Reinsurance Group of America, Inc. — Class A	2.1%
Apartment Investment & Management Co. — Class A	2.1%
ABM Industries, Inc.	2.1%
CubeSmart	2.0%
Top Ten Total	24.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 89

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
SERIES Q (SMALL CAP VALUE SERIES)

	Shares	Value

COMMON STOCKS† - 98.0%

Financial - 36.5%
Endurance Specialty Holdings Ltd.	54,040	$3,550,427
Hanover Insurance Group, Inc.	39,769	2,944,099
Berkshire Hills Bancorp, Inc.	84,460	2,405,421
Reinsurance Group of America, Inc. — Class A	23,375	2,217,586
Apartment Investment & Management Co. — Class A	59,190	2,185,887
CubeSmart	90,686	2,100,288
Navigators Group, Inc.*	24,860	1,928,142
Horace Mann Educators Corp.	49,410	1,797,536
Camden Property Trust	21,480	1,595,534
Sun Communities, Inc.	25,675	1,587,485
NorthStar Realty Finance Corp.	97,440	1,549,296
Symetra Financial Corp.	63,360	1,531,411
Chatham Lodging Trust	55,800	1,477,026
Wintrust Financial Corp.	25,540	1,363,324
BioMed Realty Trust, Inc.	66,070	1,277,794
Argo Group International Holdings Ltd.	22,090	1,230,413
Cathay General Bancorp	35,000	1,135,750
Ocwen Financial Corp.*	106,920	1,090,584
OFG Bancorp	98,408	1,050,013
1st Source Corp.	26,721	911,721
Acacia Research Corp.	82,270	721,508
Fulton Financial Corp.	44,820	585,349
Prosperity Bancshares, Inc.	9,790	565,275
Trustmark Corp.	12,920	322,742
Parkway Properties, Inc.	15,450	269,448
Umpqua Holdings Corp.	14,860	267,331
Communications Sales & Leasing, Inc.	9,690	239,537
Total Financial		37,900,927

Consumer, Non-cyclical - 18.0%
Emergent BioSolutions, Inc.*	83,490	2,750,996
ABM Industries, Inc.	64,760	2,128,661
Invacare Corp.	83,700	1,810,431
Global Cash Access Holdings, Inc.*	203,780	1,577,257
Kindred Healthcare, Inc.	61,158	1,240,896
Darling Ingredients, Inc.*	58,850	862,741
Navigant Consulting, Inc.*	57,430	853,984
Sanderson Farms, Inc.	10,340	777,154
Great Lakes Dredge & Dock Corp.*	127,043	757,176
Omega Protein Corp.*	52,700	724,625
Globus Medical, Inc. — Class A*	27,130	696,427
HealthSouth Corp.	14,520	668,791
ICU Medical, Inc.*	6,439	615,955
Depomed, Inc.*	27,309	586,051
Greatbatch, Inc.*	10,681	575,920
Premier, Inc. — Class A*	14,510	558,055
IPC Healthcare, Inc.*	6,020	333,448
Universal Corp.	5,760	330,163
Raptor Pharmaceutical Corp.*	17,760	280,430
ICF International, Inc.*	7,938	276,719
WEX, Inc.*	2,310	263,271
Total Consumer, Non-cyclical		18,669,151

Technology - 11.3%
Diebold, Inc.	79,630	2,787,050
IXYS Corp.	97,936	1,498,421
Maxwell Technologies, Inc.*	217,153	1,296,403
Silicon Graphics International Corp.*	191,510	1,239,070
ManTech International Corp. — Class A	40,380	1,171,020
KEYW Holding Corp.*	106,019	988,097
Brooks Automation, Inc.	60,840	696,618
Mercury Systems, Inc.*	45,480	665,827
Cree, Inc.*	25,260	657,518
Diodes, Inc.*	25,080	604,679
Stratasys Ltd.*	4,660	162,774
Total Technology		11,767,477

Industrial - 11.0%
FLIR Systems, Inc.	67,930	2,093,603
Orbital ATK, Inc.	25,323	1,857,694
Argan, Inc.	33,570	1,353,878
Rofin-Sinar Technologies, Inc.*	44,930	1,240,068
Marten Transport Ltd.	46,788	1,015,300
Celadon Group, Inc.	39,119	808,981
Oshkosh Corp.	16,392	694,693
Gentex Corp.	36,750	603,435
LMI Aerospace, Inc.*	43,370	434,134
Rand Logistics, Inc.*	119,809	388,181
Energy Recovery, Inc.*	132,345	362,625
Aegion Corp. — Class A*	14,758	279,517
Kirby Corp.*	3,480	266,777
Total Industrial		11,398,886

Consumer, Cyclical - 7.3%
International Speedway Corp. — Class A	47,010	1,723,857
Ryland Group, Inc.	22,290	1,033,587
Chico’s FAS, Inc.	60,010	997,967
JC Penney Company, Inc.*	87,790	743,581
Ascena Retail Group, Inc.*	38,270	637,387
Crocs, Inc.*	40,750	599,433
ScanSource, Inc.*	14,750	561,385
Essendant, Inc.	13,480	529,090
Abercrombie & Fitch Co. — Class A	20,630	443,751
WESCO International, Inc.*	4,263	292,612
Total Consumer, Cyclical		7,562,650

Communications - 3.9%
DigitalGlobe, Inc.*	63,484	1,764,220
Finisar Corp.*	58,700	1,048,969
Scholastic Corp.	15,474	682,868
Liquidity Services, Inc.*	37,933	365,295
NETGEAR, Inc.*	7,670	230,253
Total Communications		4,091,605

90 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
SERIES Q (SMALL CAP VALUE SERIES)

	Shares	Value

Utilities - 3.9%
Laclede Group, Inc.	43,740	$2,277,104
Portland General Electric Co.	23,110	766,328
Avista Corp.	24,060	737,439
EnerNOC, Inc.*	15,339	148,788
PICO Holdings, Inc.*	5,025	73,968
Total Utilities		4,003,627

Energy - 3.4%
Patterson-UTI Energy, Inc.	62,260	1,171,422
Oasis Petroleum, Inc.*	61,250	970,813
Superior Energy Services, Inc.	40,450	851,068
Sanchez Energy Corp.*	28,480	279,104
Resolute Energy Corp.*	215,960	208,725
Total Energy		3,481,132

Basic Materials - 2.7%
Landec Corp.*	39,924	576,104
Reliance Steel & Aluminum Co.	8,340	504,403
Luxfer Holdings plc ADR	37,830	491,790
Olin Corp.	17,651	475,694
Intrepid Potash, Inc.*	37,832	451,714
Stillwater Mining Co.*	21,550	249,765
Total Basic Materials		2,749,470

Total Common Stocks
(Cost $93,003,800)		101,624,925

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp. *,1,2	116,667	273
Total Convertible Preferred Stocks
(Cost $111,410)		273

SHORT TERM INVESTMENTS† - 3.1%
Dreyfus Treasury Prime Cash Management Institutional Share 0.00%	3,208,342	3,208,342
Total Short Term Investments
(Cost $3,208,342)		3,208,342

Total Investments - 101.1%
(Cost $96,323,552)		$104,833,540
Other Assets & Liabilities, net - (1.1)%		(1,115,907)
Total Net Assets - 100.0%		$103,717,633

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]

PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[2]	Illiquid security.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 91

SERIES Q (SMALL CAP VALUE SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments, at value (cost $96,323,552)	$104,833,540
Prepaid expenses	2,311
Receivables:
Securities sold	666,285
Dividends	134,589
Fund shares sold	23,515
Total assets	105,660,240

Liabilities:
Payable for:
Securities purchased	1,754,776
Management fees	82,723
Fund shares redeemed	74,035
Fund accounting/administration fees	8,272
Transfer agent/maintenance fees	4,080
Trustees’ fees*	2,397
Miscellaneous	16,324
Total liabilities	1,942,607
Commitments and contingent liabilities (Note 14)	—
Net assets	$103,717,633

Net assets consist of:
Paid in capital	$69,215,030
Accumulated net investment loss	(23,809)
Accumulated net realized gain on investments	26,016,424
Net unrealized appreciation on investments	8,509,988
Net assets	$103,717,633
Capital shares outstanding	1,998,585
Net asset value per share	$51.90

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Dividends (net of foreign withholding tax of $2,005)	$748,792
Total investment income	748,792

Expenses:
Management fees	512,261
Transfer agent/maintenance fees	12,458
Fund accounting/administration fees	51,225
Custodian fees	7,134
Trustees’ fees*	6,550
Line of credit fees	4,238
Tax expense	5
Miscellaneous	40,149
Total expenses	634,020
Net investment income	114,772

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	7,618,045
Net realized gain	7,618,045
Net change in unrealized appreciation (depreciation) on:
Investments	(7,478,363)
Net change in unrealized appreciation (depreciation)	(7,478,363)
Net realized and unrealized gain	139,682
Net increase in net assets resulting from operations	$254,454

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

92 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES Q (SMALL CAP VALUE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$114,772	$196,037
Net realized gain on investments	7,618,045	18,930,769
Net change in unrealized appreciation (depreciation) on investments	(7,478,363)	(21,158,482)
Net increase (decrease) in net assets resulting from operations	254,454	(2,031,676)

Distributions to shareholders from:
Net investment income	—	(12,486)
Total distributions to shareholders	—	(12,486)

Capital share transactions:
Proceeds from sale of shares	3,743,275	11,066,669
Distributions reinvested	—	12,486
Cost of shares redeemed	(16,213,179)	(33,044,926)
Net decrease from capital share transactions	(12,469,904)	(21,965,771)
Net decrease in net assets	(12,215,450)	(24,009,933)

Net assets:
Beginning of period	115,933,083	139,943,016
End of period	$103,717,633	$115,933,083
Accumulated net investment loss at end of period	$(23,809)	$(138,581)

Capital share activity:
Shares sold	71,854	213,055
Shares issued from reinvestment of distributions	—	241
Shares redeemed	(314,290)	(639,695)
Net decrease in shares	(242,436)	(426,399)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 93

SERIES Q (SMALL CAP VALUE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$51.73	$52.46	$38.35	$32.09	$33.64	$27.60
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	.08	.01	(—)[c]	(.10)	(.06)
Net gain (loss) on investments (realized and unrealized)	.12	(.80)	14.10	6.26	(1.45)	6.10
Total from investment operations	.17	(.72)	14.11	6.26	(1.55)	6.04
Less distributions from:
Net investment income	—	(.01)	—	—	—	—
Total distributions	—	(.01)	—	—	—	—
Net asset value, end of period	$51.90	$51.73	$52.46	$38.35	$32.09	$33.64

Total Return[e]	0.33%	(1.38%)	36.79%	19.51%	(4.61%)	21.88%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$103,718	$115,933	$139,943	$111,402	$107,587	$126,827
Ratios to average net assets:
Net investment income (loss)	0.21%	0.15%	0.02%	(0.00%)[d]	(0.29%)	(0.22%)
Total expenses	1.18%	1.16%	1.16%	1.15%	1.12%	1.12%
Portfolio turnover rate	29%	50%	30%	44%	51%	38%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income (loss) is less than $0.01 per share.
[d]	Net investment income (loss) ratio is less than 0.01%.
[e]

Total return does not take into account any of the expenses associated with an investment in variable insurance products and has not been annualized. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

94 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2015

SERIES V (MID CAP VALUE SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 1, 1997

Ten Largest Holdings (% of Total Net Assets)
Zions Bancorporation	3.5%
Hanover Insurance Group, Inc.	2.8%
Reinsurance Group of America, Inc. — Class A	2.2%
FLIR Systems, Inc.	2.0%
MEDNAX, Inc.	2.0%
Alleghany Corp.	2.0%
FirstMerit Corp.	1.9%
Sonoco Products Co.	1.9%
Computer Sciences Corp.	1.8%
Orbital ATK, Inc.	1.8%
Top Ten Total	21.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 95

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
SERIES V (MID CAP VALUE SERIES)

	Shares	Value

COMMON STOCKS† - 96.3%

Financial - 31.5%
Zions Bancorporation	265,880	$8,437,702
Hanover Insurance Group, Inc.	93,347	6,910,479
Reinsurance Group of America, Inc. — Class A	55,077	5,225,155
Alleghany Corp.*	10,340	4,846,979
FirstMerit Corp.	217,709	4,534,879
Wintrust Financial Corp.	58,550	3,125,399
Camden Property Trust	41,740	3,100,447
Endurance Specialty Holdings Ltd.	46,666	3,065,956
BioMed Realty Trust, Inc.	155,070	2,999,053
Popular, Inc.*	91,680	2,645,885
CubeSmart	114,210	2,645,104
Sun Communities, Inc.	42,010	2,597,478
Assured Guaranty Ltd.	107,290	2,573,887
Apartment Investment & Management Co. — Class A	69,120	2,552,602
Ocwen Financial Corp.*	246,740	2,516,748
Kilroy Realty Corp.	36,630	2,459,705
NorthStar Realty Finance Corp.	140,890	2,240,151
Jones Lang LaSalle, Inc.	12,630	2,159,730
Symetra Financial Corp.	81,388	1,967,148
Trustmark Corp.	72,000	1,798,560
Alexandria Real Estate Equities, Inc.	19,970	1,746,576
Fulton Financial Corp.	106,390	1,389,453
Prosperity Bancshares, Inc.	23,130	1,335,526
OFG Bancorp	59,735	637,372
Umpqua Holdings Corp.	35,090	631,269
Parkway Properties, Inc.	36,140	630,282
UDR, Inc.	19,060	610,492
Chatham Lodging Trust	22,000	582,340
Communications Sales & Leasing, Inc.	22,690	560,897
Total Financial		76,527,254

Consumer, Non-cyclical - 17.7%
MEDNAX, Inc.*	65,790	4,875,697
Bunge Ltd.	47,460	4,166,988
Hormel Foods Corp.	69,630	3,925,043
HealthSouth Corp.	82,580	3,803,635
Navigant Consulting, Inc.*	216,337	3,216,931
Kindred Healthcare, Inc.	143,337	2,908,308
Hologic, Inc.*	75,924	2,889,667
Quanta Services, Inc.*	90,930	2,620,603
Darling Ingredients, Inc.*	138,210	2,026,159
ICF International, Inc.*	57,595	2,007,762
Sanderson Farms, Inc.	24,260	1,823,382
Emergent BioSolutions, Inc.*	55,071	1,814,589
Globus Medical, Inc. — Class A*	59,370	1,524,028
Premier, Inc. — Class A*	33,800	1,299,948
IPC Healthcare, Inc.*	14,190	785,984
Universal Corp.	13,560	777,259
Ingredion, Inc.	8,230	656,836
Raptor Pharmaceutical Corp.*	41,517	655,553
Global Cash Access Holdings, Inc.*	81,530	631,042
WEX, Inc.*	5,430	618,857
Total Consumer, Non-cyclical		43,028,271

Industrial - 11.1%
FLIR Systems, Inc.	158,940	4,898,531
Sonoco Products Co.	105,040	4,502,014
Orbital ATK, Inc.	58,669	4,303,958
Owens-Illinois, Inc.*	148,850	3,414,619
Rock-Tenn Co. — Class A	48,540	2,922,108
Gentex Corp.	152,890	2,510,454
Oshkosh Corp.	53,870	2,283,011
Huntington Ingalls Industries, Inc.	8,285	932,808
Aegion Corp. — Class A*	34,545	654,282
Kirby Corp.*	8,370	641,644
Total Industrial		27,063,429

Utilities - 9.3%
Ameren Corp.	113,101	4,261,647
AGL Resources, Inc.	86,940	4,047,926
Pinnacle West Capital Corp.	68,390	3,890,707
Westar Energy, Inc.	79,150	2,708,513
Great Plains Energy, Inc.	93,095	2,249,175
Portland General Electric Co.	54,120	1,794,619
Avista Corp.	55,740	1,708,431
Black Hills Corp.	35,739	1,560,007
EnerNOC, Inc.*	34,380	333,486
Total Utilities		22,554,511

Consumer, Cyclical - 8.9%
Visteon Corp.*	29,970	3,146,251
Chico’s FAS, Inc.	145,570	2,420,828
Ryland Group, Inc.	52,180	2,419,587
DR Horton, Inc.	88,140	2,411,510
Caleres, Inc.	67,621	2,148,995
JC Penney Company, Inc.*	204,010	1,727,965
WESCO International, Inc.*	24,206	1,661,499
Ascena Retail Group, Inc.*	89,690	1,493,787
Steven Madden Ltd.*	30,734	1,314,801
Essendant, Inc.	31,010	1,217,143
PulteGroup, Inc.	56,800	1,144,520
Abercrombie & Fitch Co. — Class A	18,990	408,475
Total Consumer, Cyclical		21,515,361

Technology - 7.6%
Computer Sciences Corp.	67,270	4,415,602
IXYS Corp.	277,187	4,240,961
Diebold, Inc.	112,190	3,926,651
Maxwell Technologies, Inc.*	412,010	2,459,700
Cree, Inc.*	56,710	1,476,161
KEYW Holding Corp.*	106,327	990,968
ManTech International Corp. — Class A	21,110	612,190

96 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
SERIES V (MID CAP VALUE SERIES)

	Shares	Value

Stratasys Ltd.*	11,040	$385,627
Total Technology		18,507,860

Communications - 4.4%
DigitalGlobe, Inc.*	144,788	4,023,659
Finisar Corp.*	124,360	2,222,313
Scholastic Corp.	44,784	1,976,318
Scripps Networks Interactive, Inc. — Class A	18,640	1,218,497
Liquidity Services, Inc.*	82,296	792,510
NETGEAR, Inc.*	18,070	542,461
Total Communications		10,775,758

Energy - 3.4%
Whiting Petroleum Corp.*	72,650	2,441,040
Patterson-UTI Energy, Inc.	82,430	1,550,920
Sanchez Energy Corp.*	149,381	1,463,934
Superior Energy Services, Inc.	68,062	1,432,024
Oasis Petroleum, Inc.*	66,210	1,049,429
Resolute Energy Corp.*	251,840	243,403
HydroGen Corp.*,†††,1	672,346	1
Total Energy		8,180,751

Basic Materials - 2.4%
Landec Corp.*	129,780	1,872,725
Reliance Steel & Aluminum Co.	19,540	1,181,779
Intrepid Potash, Inc.*	89,182	1,064,833
Olin Corp.	39,366	1,060,914
Stillwater Mining Co.*	50,420	584,368
Total Basic Materials		5,764,619

Total Common Stocks
(Cost $208,522,546)		233,917,814

CONVERTIBLE PREFERRED STOCKS†††- 0.0%
Thermoenergy Corp.*,2,3	308,333	720
Total Convertible Preferred Stocks
(Cost $294,438)		720

SHORT TERM INVESTMENTS† - 3.9%
Dreyfus Treasury Prime Cash Management Institutional Share 0.00%	9,358,507	9,358,507
Total Short Term Investments
(Cost $9,358,507)		9,358,507

Total Investments - 100.2%
(Cost $218,175,491)		$243,277,041
Other Assets & Liabilities, net - (0.2)%		(451,850)
Total Net Assets - 100.0%		$242,825,191

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Affiliated issuer — See Note 8.
[2]

PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[3]	Illiquid security.

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 97

SERIES V (MID CAP VALUE SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $215,603,916)	$243,277,040
Investments in affiliated issuers, at value (cost $2,571,575)	1
Total investments (cost $218,175,491)	243,277,041
Prepaid expenses	4,621
Cash	2,321
Receivables:
Securities sold	3,310,970
Dividends	278,933
Foreign taxes reclaim	5,224
Fund shares sold	23
Total assets	246,879,133

Liabilities:
Payable for:
Securities purchased	3,468,660
Fund shares redeemed	163,684
Management fees	153,277
Fund accounting/administration fees	19,415
Transfer agent/maintenance fees	3,652
Trustees’ fees*	3,101
Miscellaneous	242,153
Total liabilities	4,053,942
Commitments and contingent liabilities (Note 14)	—
Net assets	$242,825,191

Net assets consist of:
Paid in capital	$165,052,530
Undistributed net investment income	2,158,259
Accumulated net realized gain on investments	50,512,852
Net unrealized appreciation on investments	25,101,550
Net assets	$242,825,191
Capital shares outstanding	2,889,885
Net asset value per share	$84.03

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Dividends	$1,900,134
Total investment income	1,900,134

Expenses:
Management fees	946,090
Transfer agent/maintenance fees	12,458
Fund accounting/administration fees	119,837
Trustees’ fees*	12,974
Line of credit fees	10,066
Custodian fees	6,344
Tax expense	12
Miscellaneous	78,914
Total expenses	1,186,695
Net investment income	713,439

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	12,420,803
Net realized gain	12,420,803
Net change in unrealized appreciation (depreciation) on:
Investments	(13,617,402)
Net change in unrealized appreciation (depreciation)	(13,617,402)
Net realized and unrealized loss	(1,196,599)
Net decrease in net assets resultingrom operations	$(483,160)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

98 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES V (MID CAP VALUE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$713,439	$1,785,759
Net realized gain on investments	12,420,803	38,153,419
Net change in unrealized appreciation (depreciation) on investments	(13,617,402)	(37,257,989)
Net increase (decrease) in net assets resulting from operations	(483,160)	2,681,189

Distributions to shareholders from:
Net investment income	—	(7,631)
Total distributions to shareholders	—	(7,631)

Capital share transactions:
Proceeds from sale of shares	3,863,453	11,079,336
Distributions reinvested	—	7,631
Cost of shares redeemed	(25,050,003)	(51,431,613)
Net decrease from capital share transactions	(21,186,550)	(40,344,646)
Net decrease in net assets	(21,669,710)	(37,671,088)

Net assets:
Beginning of period	264,494,901	302,165,989
End of period	$242,825,191	$264,494,901
Undistributed net investment income at end of period	$2,158,259	$1,444,820

Capital share activity:
Shares sold	45,267	130,280
Shares issued from reinvestment of distributions	—	91
Shares redeemed	(295,918)	(610,353)
Net decrease in shares	(250,651)	(479,982)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 99

SERIES V (MID CAP VALUE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$84.22	$83.46	$62.60	$53.45	$57.78	$49.05
Income (loss) from investment operations:
Net investment income (loss)[b]	.24	.53	.36	.25	.15	.39
Net gain (loss) on investments (realized and unrealized)	(.43)	.23	20.50	8.90	(4.48)	8.34
Total from investment operations	(.19)	.76	20.86	9.15	(4.33)	8.73
Less distributions from:
Net investment income	—	(—)[c]	—	—	—	—
Net asset value, end of period	$84.03	$84.22	$83.46	$62.60	$53.45	$57.78

Total Return[d]	(0.23%)	0.91%	33.32%	17.12%	(7.49%)	17.80%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$242,825	$264,495	$302,166	$249,806	$250,620	$316,418
Ratios to average net assets:
Net investment income (loss)	0.57%	0.62%	0.48%	0.43%	0.26%	0.75%
Total expenses	0.94%	0.93%	0.93%	0.93%	0.90%	0.90%
Portfolio turnover rate	23%	53%	22%	24%	28%	25%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Distributions from net investment income are less than $0.01 per share.
[d]

Total return does not take into account any of the expenses associated with an investment in variable insurance products and has not been annualized. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

100 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2015

SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: October 15, 1997

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	22.3%
Guggenheim Variable Insurance Strategy Fund III	22.3%
Guggenheim Strategy Fund II	17.6%
Guggenheim Strategy Fund III	8.3%
Goldman Sachs Asset Management CLO plc 2007-1A	1.3%
KKR Financial CLO 2007-1 Ltd. 2007-1A	1.3%
N-Star REL CDO VIII Ltd. 2006-8A	0.8%
Duane Street CLO IV Ltd. 2007-4A	0.7%
SRERS-2011 Funding Ltd. 2011-RS	0.7%
Race Point IV CLO Ltd. 2007-4A	0.6%
Top Ten Total	75.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 101

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

	Shares	Value

COMMON STOCKS† - 14.9%

Consumer, Non-cyclical - 5.8%
Isis Pharmaceuticals, Inc.*	1,067	$61,406
Molina Healthcare, Inc.*	836	58,770
HealthSouth Corp.	1,270	58,496
PAREXEL International Corp.*	854	54,921
WEX, Inc.*	474	54,022
DexCom, Inc.*	653	52,228
West Pharmaceutical Services, Inc.	896	52,040
Team Health Holdings, Inc.*	795	51,938
WellCare Health Plans, Inc.*	596	50,559
Chemed Corp.	340	44,574
Deluxe Corp.	685	42,470
Select Medical Holdings Corp.	2,599	42,104
Prestige Brands Holdings, Inc.*	898	41,523
NuVasive, Inc.*	854	40,463
Darling Ingredients, Inc.*	2,760	40,461
Amsurg Corp. — Class A*	551	38,542
Exact Sciences Corp.*	1,277	37,978
Coca-Cola Bottling Company Consolidated	247	37,314
Thoratec Corp.*	806	35,923
CEB, Inc.	410	35,694
Catalent, Inc.*	1,156	33,905
TreeHouse Foods, Inc.*	409	33,141
Lancaster Colony Corp.	342	31,071
Vector Group Ltd.	1,320	30,967
United Natural Foods, Inc.*	478	30,439
On Assignment, Inc.*	762	29,931
J&J Snack Foods Corp.	256	28,332
Cardtronics, Inc.*	742	27,491
USANA Health Sciences, Inc.*	201	27,469
Agios Pharmaceuticals, Inc.*	247	27,451
Pacira Pharmaceuticals, Inc.*	380	26,874
Theravance, Inc.	1,457	26,328
Central Garden & Pet Co. — Class A*	2,267	25,866
Surgical Care Affiliates, Inc.*	667	25,600
Sanderson Farms, Inc.	337	25,329
Cepheid*	404	24,704
IPC Healthcare, Inc.*	441	24,427
EVERTEC, Inc.	1,148	24,384
STERIS Corp.	378	24,358
RPX Corp.*	1,410	23,829
PDL BioPharma, Inc.	3,669	23,592
Landauer, Inc.	650	23,166
Receptos, Inc.*	121	22,996
SP Plus Corp.*	864	22,559
Genomic Health, Inc.*	805	22,371
Inter Parfums, Inc.	646	21,919
Insulet Corp.*	707	21,906
MannKind Corp.*	3,826	21,770
Seaboard Corp.*	6	21,594
Arena Pharmaceuticals, Inc.*	4,623	21,451
Medicines Co.*	744	21,286
Anika Therapeutics, Inc.*	631	20,842
Acorda Therapeutics, Inc.*	622	20,731
Haemonetics Corp.*	494	20,432
Inovio Pharmaceuticals, Inc.*	2,484	20,269
Ophthotech Corp.*	372	19,366
Premier, Inc. — Class A*	499	19,192
Medifast, Inc.*	584	18,875
Huron Consulting Group, Inc.*	264	18,504
Revlon, Inc. — Class A*	496	18,208
Advisory Board Co.*	333	18,205
Great Lakes Dredge & Dock Corp.*	3,027	18,041
Array BioPharma, Inc.*	2,439	17,585
Capital Senior Living Corp.*	717	17,567
Nektar Therapeutics*	1,385	17,326
Smart & Final Stores, Inc.*	968	17,298
Xencor, Inc.*	781	17,159
B&G Foods, Inc.	576	16,433
Insperity, Inc.	318	16,186
Genesis Healthcare, Inc.*	2,420	15,972
Affymetrix, Inc.*	1,443	15,758
ZIOPHARM Oncology, Inc.*	1,247	14,958
Alexion Pharmaceuticals, Inc.*	82	14,752
ARC Document Solutions, Inc.*	1,896	14,429
Infinity Pharmaceuticals, Inc.*	1,306	14,301
Intrexon Corp.*	293	14,298
Coherus Biosciences, Inc.*	483	13,959
Alliance HealthCare Services, Inc.*	728	13,606
Celldex Therapeutics, Inc.*	529	13,341
Boulder Brands, Inc.*	1,735	12,041
Healthways, Inc.*	976	11,692
Puma Biotechnology, Inc.*	100	11,675
FibroGen, Inc.*	480	11,280
Achillion Pharmaceuticals, Inc.*	1,250	11,075
Bellicum Pharmaceuticals, Inc.*	500	10,635
Total Consumer, Non-cyclical		2,273,923

Technology - 3.1%
Qorvo, Inc.*	821	65,902
MAXIMUS, Inc.	855	56,199
Dealertrack Technologies, Inc.*	839	52,681
Aspen Technology, Inc.*	1,046	47,645
ACI Worldwide, Inc.*	1,906	46,830
Science Applications International Corp.	878	46,402
Tessera Technologies, Inc.	1,136	43,146
Verint Systems, Inc.*	710	43,129
Guidewire Software, Inc.*	793	41,974
Ultimate Software Group, Inc.*	248	40,756
Integrated Device Technology, Inc.*	1,824	39,581
Entegris, Inc.*	2,669	38,887
Microsemi Corp.*	1,091	38,131
Syntel, Inc.*	803	38,126
MedAssets, Inc.*	1,673	36,906
Cavium, Inc.*	511	35,162
Paycom Software, Inc.*	1,000	34,150

102 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

	Shares	Value

Silicon Laboratories, Inc.*	591	$31,920
CSG Systems International, Inc.	936	29,634
Acxiom Corp.*	1,676	29,464
Qlik Technologies, Inc.*	799	27,933
SS&C Technologies Holdings, Inc.	436	27,250
Quality Systems, Inc.	1,638	27,142
Rambus, Inc.*	1,790	25,937
Cypress Semiconductor Corp.*	1,952	22,956
Cabot Microelectronics Corp.*	476	22,424
Applied Micro Circuits Corp.*	3,297	22,255
Cornerstone OnDemand, Inc.*	636	22,133
PMC-Sierra, Inc.*	2,415	20,672
TeleTech Holdings, Inc.	750	20,310
Unisys Corp.*	1,014	20,270
Take-Two Interactive Software, Inc.*	713	19,657
Sykes Enterprises, Inc.*	786	19,061
Semtech Corp.*	904	17,944
Brooks Automation, Inc.	1,543	17,667
Diodes, Inc.*	730	17,600
RealD, Inc.*	1,408	17,361
Icad, Inc.*	1,300	4,212
Total Technology		1,209,409

Industrial - 2.6%
FEI Co.	686	56,890
Woodward, Inc.	903	49,656
Belden, Inc.	606	49,225
Generac Holdings, Inc.*	1,172	46,587
Swift Transportation Co. — Class A*	1,915	43,413
Hillenbrand, Inc.	1,331	40,862
HEICO Corp.	690	40,227
Moog, Inc. — Class A*	528	37,319
EnerSys	527	37,043
Littelfuse, Inc.	366	34,730
Teledyne Technologies, Inc.*	318	33,553
Curtiss-Wright Corp.	460	33,322
Rexnord Corp.*	1,285	30,724
MasTec, Inc.*	1,530	30,401
Harsco Corp.	1,710	28,214
Advanced Energy Industries, Inc.*	877	24,109
Watts Water Technologies, Inc. — Class A	447	23,177
Kaman Corp.	545	22,857
Albany International Corp. — Class A	562	22,368
Mueller Water Products, Inc. — Class A	2,429	22,104
Hyster-Yale Materials Handling, Inc.	318	22,031
ArcBest Corp.	665	21,147
AZZ, Inc.	395	20,461
Aegion Corp. — Class A*	1,056	20,001
TAL International Group, Inc.*	607	19,181
CIRCOR International, Inc.	349	19,031
Coherent, Inc.*	299	18,981
Altra Industrial Motion Corp.	696	18,917
Raven Industries, Inc.	879	17,870
Aerovironment, Inc.*	655	17,082
Blount International, Inc.*	1,533	16,740
Cubic Corp.	342	16,272
Continental Building Products, Inc.*	745	15,787
YRC Worldwide, Inc.*	1,215	15,771
EnPro Industries, Inc.	273	15,621
NCI Building Systems, Inc.*	1,026	15,462
Total Industrial		997,136

Consumer, Cyclical - 1.6%
Vail Resorts, Inc.	494	53,945
Casey’s General Stores, Inc.	549	52,561
Tenneco, Inc.*	841	48,307
Wolverine World Wide, Inc.	1,472	41,923
Steelcase, Inc. — Class A	2,085	39,428
American Axle & Manufacturing Holdings, Inc.*	1,821	38,077
Bloomin’ Brands, Inc.	1,600	34,160
JetBlue Airways Corp.*	1,593	33,071
Burlington Stores, Inc.*	622	31,846
HNI Corp.	622	31,815
Herman Miller, Inc.	1,055	30,521
DineEquity, Inc.	284	28,142
Boyd Gaming Corp.*	1,547	23,128
Wabash National Corp.*	1,719	21,556
Hawaiian Holdings, Inc.*	868	20,615
Mobile Mini, Inc.	458	19,254
Tower International, Inc.*	727	18,938
Pinnacle Entertainment, Inc.*	461	17,186
Abercrombie & Fitch Co. — Class A	760	16,348
TiVo, Inc.*	1,581	16,031
Total Consumer, Cyclical		616,852

Communications - 1.1%
InterDigital, Inc.	775	44,090
j2 Global, Inc.	636	43,210
Anixter International, Inc.*	605	39,415
Ciena Corp.*	1,338	31,684
Finisar Corp.*	1,668	29,807
Web.com Group, Inc.*	1,201	29,088
West Corp.	961	28,926
ViaSat, Inc.*	462	27,840
Cogent Communications Holdings, Inc.	690	23,350
Polycom, Inc.*	2,011	23,006
WebMD Health Corp. — Class A*	509	22,539
Ixia*	1,406	17,491
Harmonic, Inc.*	2,500	17,075
ADTRAN, Inc.	1,029	16,721
Extreme Networks, Inc.*	6,007	16,159
Comverse, Inc.*	776	15,582
Total Communications		425,983

Energy - 0.5%
Western Refining, Inc.	1,195	52,127
SemGroup Corp. — Class A	501	39,819
REX American Resources Corp.*	409	26,029

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 103

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

	Shares	Value

W&T Offshore, Inc.	3,538	$19,388
Pioneer Energy Services Corp.*	2,268	14,379
EXCO Resources, Inc.	9,966	11,760
Carrizo Oil & Gas, Inc.*	206	10,143
Basic Energy Services, Inc.*	1,146	8,652
ION Geophysical Corp.*	7,438	7,959
Sanchez Energy Corp.*	790	7,742
Total Energy		197,998

Financial - 0.2%
Blackhawk Network Holdings, Inc.*	1,086	44,743
Aircastle Ltd.	1,371	31,081
Total Financial		75,824

Utilities - 0.0%
EnerNOC, Inc.*	1,311	12,717

Total Common Stocks
(Cost $5,506,781)		5,809,842

MUTUAL FUNDS†,1 - 70.6%
Guggenheim Strategy Fund I	348,520	8,685,109
Guggenheim Variable Insurance Strategy Fund III	347,118	8,667,542
Guggenheim Strategy Fund II	275,211	6,855,504
Guggenheim Strategy Fund III	129,318	3,227,785
Total Mutual Funds
(Cost $27,411,854)		27,435,940

SHORT TERM INVESTMENTS† - 6.7%
Dreyfus Treasury Prime Cash Management Institutional Share 0.00%	2,591,204	2,591,204
Total Short Term Investments
(Cost $2,591,204)		2,591,204

	Face Amount

ASSET-BACKED SECURITIES†† - 9.0%
Goldman Sachs Asset Management CLO plc
2007-1A, 3.03% due 08/01/22[2,3]	$500,000	500,749
KKR Financial CLO 2007-1 Ltd.
2007-1A, 2.52% due 05/15/21[2,3]	500,000	497,850
Brentwood CLO Corp.
2006-1A, 1.10% due 02/01/22[2,3]	250,000	238,075
2006-1A, 0.55% due 02/01/22[2,3]	194,159	191,751
N-Star REL CDO VIII Ltd.
2006-8A, 0.48% due 02/01/41[2,3]	303,360	293,289
Duane Street CLO IV Ltd.
2007-4A, 0.51% due 11/14/21[2,3]	275,533	270,739
Race Point IV CLO Ltd.
2007-4A, 1.03% due 08/01/21[2,3]	250,000	250,000
Symphony CLO VII Ltd.
2011-7A, 3.48% due 07/28/21[2,3]	250,000	249,725
GSC Group CDO Fund VIII Ltd.
2007-8A, 0.65% due 04/17/21[2,3]	250,000	247,975
Black Diamond CLO 2005-1 Delaware Corp.
2005-1A, 2.18% due 06/20/17[2,3]	250,000	245,600
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.66% due 04/29/19[2,3]	250,000	240,775
Cornerstone CLO Ltd.
2007-1A, 0.50% due 07/15/21[2,3]	165,341	163,341
Foothill CLO Ltd.
2007-1A, 0.53% due 02/22/21[2,3]	105,142	104,563
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 0.58% due 12/20/18[2,3]	10,143	10,136
Total Asset-Backed Securities
(Cost $3,424,764)		3,504,568

MORTGAGE-BACKED SECURITIES†† - 0.7%
SRERS-2011 Funding Ltd.
2011-RS, 0.43% due 05/09/46[2,3]	273,796	264,843
Total Mortgage-Backed Securities
(Cost $241,367)		264,843

Total Investments - 101.9%
(Cost $39,175,970)		$39,606,397
Other Assets & Liabilities, net - (1.9)%		(743,121)
Total Net Assets - 100.0%		$38,863,276

104 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
September 2015 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $124,830)	1	$(678)
September 2015 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $149,680)	1	(1,943)
(Total Aggregate Value of Contracts $274,510)		$(2,621)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Deutsche Bank July 2015 Russell 2000 Growth Index Swap, Terminating 07/06/15[4] (Notional Value $32,833,651)	41,946	$365,056

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 8.
[2]	Variable rate security. Rate indicated is rate effective at June 30, 2015.
[3]

Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $3,769,412 (cost $3,666,132), or 9.7% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[4]	Total Return based on Russell 2000 Growth Index +/- financing at a variable rate.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 105

SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $11,764,116)	$12,170,457
Investments in affiliated issuers, at value (cost $27,411,854)	27,435,940
Total investments (cost $39,175,970)	39,606,397
Unrealized appreciation on swap agreements	365,056
Segregated cash with broker	11,800
Prepaid expenses	1,163
Cash	2
Receivables:
Securities sold	57,347
Dividends	38,115
Interest	8,237
Variation margin	330
Fund shares sold	30
Total assets	40,088,477

Liabilities:
Segregated cash from broker	10,000
Payable for:
Securities purchased	1,115,616
Fund shares redeemed	48,942
Management fees	27,366
Transfer agent/maintenance fees	4,189
Fund accounting/administration fees	3,059
Trustees’ fees*	865
Miscellaneous	15,164
Total liabilities	1,225,201
Commitments and contingent liabilities (Note 14)	—
Net assets	$38,863,276

Net assets consist of:
Paid in capital	$37,721,177
Undistributed net investment income	387,555
Accumulated net realized loss on investments	(38,318)
Net unrealized appreciation on investments	792,862
Net assets	$38,863,276
Capital shares outstanding	1,121,728
Net asset value per share	$34.65

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Interest	$90,035
Dividends from securities of affiliated issuers	191,958
Dividends from securities of unaffiliated issuers	20,709
Total investment income	302,702

Expenses:
Management fees	159,787
Transfer agent/maintenance fees	12,443
Fund accounting/administration fees	17,858
Custodian fees	3,640
Line of credit fees	2,763
Trustees’ fees*	1,864
Tax expense	2
Miscellaneous	25,180
Total expenses	223,537
Net investment income	79,165

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	508,334
Investments in affiliated issuers	(1,707)
Swap agreements	3,714,857
Futures contracts	11,286
Net realized gain	4,232,770
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(142,330)
Investments in affiliated issuers	90,805
Swap agreements	(1,007,509)
Futures contracts	(3,398)
Net change in unrealized appreciation (depreciation)	(1,062,432)
Net realized and unrealized gain	3,170,338
Net increase in net assets resulting from operations	$3,249,503

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

106 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$79,165	$272,733
Net realized gain on investments	4,232,770	1,650,145
Net change in unrealized appreciation (depreciation) on investments	(1,062,432)	1,056,307
Net increase in net assets resulting from operations	3,249,503	2,979,185

Capital share transactions:
Proceeds from sale of shares	2,614,783	2,980,902
Cost of shares redeemed	(4,006,328)	(7,540,327)
Net decrease from capital share transactions	(1,391,545)	(4,559,425)
Net increase (decrease) in net assets	1,857,958	(1,580,240)

Net assets:
Beginning of period	37,005,318	38,585,558
End of period	$38,863,276	$37,005,318
Undistributed net investment income at end of period	$387,555	$308,390

Capital share activity:
Shares sold	77,389	99,829
Shares redeemed	(120,591)	(256,156)
Net decrease in shares	(43,202)	(156,327)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 107

SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$31.77	$29.20	$20.66	$18.52	$18.89	$14.52
Income (loss) from investment operations:
Net investment income (loss)[b]	.07	.22	(.05)	(.11)	(.12)	(.10)
Net gain (loss) on investments (realized and unrealized)	2.81	2.35	8.59	2.25	(.25)	4.47
Total from investment operations	2.88	2.57	8.54	2.14	(.37)	4.37
Net asset value, end of period	$34.65	$31.77	$29.20	$20.66	$18.52	$18.89

Total Return[c]	9.07%	8.80%	41.34%	11.56%	(1.96%)	30.10%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$38,863	$37,005	$38,586	$32,037	$35,711	$46,149
Ratios to average net assets:
Net investment income (loss)	0.42%	0.74%	(0.21%)	(0.56%)	(0.63%)	(0.65%)
Total expenses[d]	1.19%	1.26%	1.23%	1.14%	1.08%	1.09%
Net expenses[e]	1.19%	1.24%	1.23%	1.14%	1.08%	1.09%
Portfolio turnover rate	36%	102%	255%	72%	91%	88%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products and has not been annualized. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.

108 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2015

SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. Government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: May 3, 1999

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	23.6%
Guggenheim Variable Insurance Strategy Fund III	21.8%
Guggenheim Strategy Fund II	20.2%
Guggenheim Strategy Fund III	6.6%
Goldman Sachs Asset Management CLO plc 2007-1A	1.3%
KKR Financial CLO 2007-1 Ltd. 2007-1A	1.3%
Apple, Inc.	1.0%
N-Star REL CDO VIII Ltd. 2006-8A	0.8%
SRERS-2011 Funding Ltd. 2011-RS	0.7%
Race Point IV CLO Ltd. 2007-4A	0.7%
Top Ten Total	78.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 109

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

	Shares	Value

COMMON STOCKS† - 15.0%

Consumer, Non-cyclical - 4.6%
Amgen, Inc.	740	$113,604
Coca-Cola Co.	2,817	110,511
PepsiCo, Inc.	1,114	103,981
Express Scripts Holding Co.*	1,041	92,587
Gilead Sciences, Inc.	754	88,278
McKesson Corp.	389	87,450
Aetna, Inc.	625	79,663
General Mills, Inc.	1,422	79,234
HCA Holdings, Inc.*	818	74,209
Stryker Corp.	739	70,626
AmerisourceBergen Corp. — Class A	643	68,377
Procter & Gamble Co.	826	64,626
Kimberly-Clark Corp.	596	63,158
Cigna Corp.	384	62,208
Boston Scientific Corp.*	3,435	60,800
Cardinal Health, Inc.	712	59,559
Archer-Daniels-Midland Co.	1,234	59,503
Kellogg Co.	846	53,044
Kroger Co.	697	50,539
Altria Group, Inc.	886	43,334
Allergan plc*	140	42,485
Danaher Corp.	447	38,259
Automatic Data Processing, Inc.	254	20,378
Hain Celestial Group, Inc.*	293	19,297
Kraft Foods Group, Inc.	219	18,646
Biogen, Inc.*	46	18,581
Johnson & Johnson	180	17,543
Becton Dickinson and Co.	118	16,715
Vertex Pharmaceuticals, Inc.*	131	16,176
Alnylam Pharmaceuticals, Inc.*	111	13,306
Mylan N.V.*	161	10,925
Total Consumer, Non-cyclical		1,717,602

Technology - 3.3%
Apple, Inc.	2,989	374,895
International Business Machines Corp.	781	127,037
Microsoft Corp.	2,855	126,049
Oracle Corp.	2,539	102,322
Accenture plc — Class A	809	78,295
Texas Instruments, Inc.	1,345	69,281
Applied Materials, Inc.	3,426	65,848
EMC Corp.	2,311	60,987
Intel Corp.	1,993	60,617
QUALCOMM, Inc.	936	58,622
Salesforce.com, Inc.*	629	43,797
Adobe Systems, Inc.*	432	34,996
Micron Technology, Inc.*	1,389	26,169
Total Technology		1,228,915

Industrial - 2.5%
Boeing Co.	804	111,530
Honeywell International, Inc.	753	76,783
Thermo Fisher Scientific, Inc.	553	71,757
Emerson Electric Co.	1,241	68,789
Deere & Co.	699	67,838
3M Co.	430	66,349
Caterpillar, Inc.	772	65,481
United Technologies Corp.	572	63,452
Corning, Inc.	2,946	58,125
Waste Management, Inc.	1,218	56,454
Norfolk Southern Corp.	609	53,203
Union Pacific Corp.	528	50,355
United Parcel Service, Inc. — Class B	411	39,830
Cummins, Inc.	274	35,946
Lockheed Martin Corp.	163	30,302
FedEx Corp.	112	19,085
Total Industrial		935,279

Consumer, Cyclical - 1.9%
CVS Health Corp.	679	71,213
Macy’s, Inc.	951	64,164
United Continental Holdings, Inc.*	1,169	61,969
Wal-Mart Stores, Inc.	847	60,078
Southwest Airlines Co.	1,720	56,915
Target Corp.	686	55,998
Costco Wholesale Corp.	411	55,510
Walgreens Boots Alliance, Inc.	656	55,393
Delta Air Lines, Inc.	1,331	54,677
Hilton Worldwide Holdings, Inc.*	1,251	34,465
PACCAR, Inc.	492	31,395
Home Depot, Inc.	251	27,894
Johnson Controls, Inc.	563	27,885
American Airlines Group, Inc.	462	18,450
Copart, Inc.*	500	17,740
Lowe’s Companies, Inc.	253	16,943
Total Consumer, Cyclical		710,689

Communications - 1.8%
Google, Inc. — Class C*	220	114,510
Comcast Corp. — Class A	1,885	113,363
Walt Disney Co.	600	68,484
eBay, Inc.*	1,103	66,445
Amazon.com, Inc.*	122	52,959
Viacom, Inc. — Class B	776	50,161
Verizon Communications, Inc.	1,031	48,055
Facebook, Inc. — Class A*	501	42,968
Twitter, Inc.*	1,117	40,458
CBS Corp. — Class B	582	32,301
LinkedIn Corp. — Class A*	128	26,449
DISH Network Corp. — Class A*	261	17,672
Total Communications		673,825

110 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

	Shares	Value

Energy - 0.8%
Valero Energy Corp.	1,054	$65,980
Schlumberger Ltd.	606	52,232
Anadarko Petroleum Corp.	655	51,129
Marathon Petroleum Corp.	936	48,962
National Oilwell Varco, Inc.	940	45,383
Halliburton Co.	449	19,338
EOG Resources, Inc.	181	15,847
Total Energy		298,871

Financial - 0.1%
Visa, Inc. — Class A	712	47,811

Total Common Stocks
(Cost $5,322,525)		5,612,992

MUTUAL FUNDS†,1 - 72.2%
Guggenheim Strategy Fund I	354,590	8,836,392
Guggenheim Variable Insurance Strategy Fund III	326,661	8,156,736
Guggenheim Strategy Fund II	303,669	7,564,389
Guggenheim Strategy Fund III	99,493	2,483,349
Total Mutual Funds
(Cost $27,024,180)		27,040,866

SHORT TERM INVESTMENTS† - 4.7%
Dreyfus Treasury Prime Cash Management Institutional Share 0.00%	1,775,388	1,775,388
Total Short Term Investments
(Cost $1,775,388)		1,775,388

	Face Amount

ASSET-BACKED SECURITIES†† - 9.2%
Goldman Sachs Asset Management CLO plc
2007-1A, 3.03% due 08/01/22[2,3]	$500,000	500,749
KKR Financial CLO 2007-1 Ltd.
2007-1A, 2.52% due 05/15/21[2,3]	500,000	497,850
Brentwood CLO Corp.
2006-1A, 1.10% due 02/01/22[2,3]	250,000	238,075
2006-1A, 0.55% due 02/01/22[2,3]	177,979	175,772
N-Star REL CDO VIII Ltd.
2006-8A, 0.48% due 02/01/41[2,3]	303,360	293,289
Race Point IV CLO Ltd.
2007-4A, 1.03% due 08/01/21[2,3]	250,000	250,000
Symphony CLO VII Ltd.
2011-7A, 3.48% due 07/28/21[2,3]	250,000	249,725
GSC Group CDO Fund VIII Ltd.
2007-8A, 0.65% due 04/17/21[2,3]	250,000	247,975
Black Diamond CLO 2005-1 Delaware Corp.
2005-1A, 2.18% due 06/20/17[2,3]	250,000	245,600
Duane Street CLO IV Ltd.
2007-4A, 0.51% due 11/14/21[2,3]	247,980	243,665
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.66% due 04/29/19[2,3]	250,000	240,775
Cornerstone CLO Ltd.
2007-1A, 0.50% due 07/15/21[2,3]	165,341	163,341
Foothill CLO Ltd.
2007-1A, 0.53% due 02/22/21[2,3]	94,627	94,107
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 0.58% due 12/20/18[2,3]	7,607	7,602
Total Asset-Backed Securities
(Cost $3,369,017)		3,448,525

MORTGAGE-BACKED SECURITIES †† - 0.7%
SRERS-2011 Funding Ltd.
2011-RS, 0.43% due 05/09/46[2,3]	273,796	264,843
Total Mortgage-Backed Securities
(Cost $241,367)		264,843

Total Investments - 101.8%
(Cost $37,732,477)		$38,142,614
Other Assets & Liabilities, net - (1.8)%		(672,778)
Total Net Assets - 100.0%		$37,469,836

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 111

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

	Contracts	Unrealized Loss

EQUITY FUTURES CONTRACTS PURCHASED†
September 2015 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $175,370)	2	$(1,762)
September 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $512,688)	5	(6,229)
(Total Aggregate Value of Contracts $688,058)		$(7,991)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Bank of America July 2015 Russell 1000 Growth Index Swap, Terminating 07/06/15[4] (Notional Value $31,007,010)	31,264	$(663,036)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 8.
[2]	Variable rate security. Rate indicated is rate effective at June 30, 2015.
[3]

Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $3,713,368 (cost $3,610,384), or 9.9% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[4]	Total Return based on Russell 1000 Growth Index +/- financing at a variable rate.
plc — Public Limited Company

See Sector Classification in Other Information section.

112 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $10,708,297)	$11,101,748
Investments in affiliated issuers, at value (cost $27,024,180)	27,040,866
Total investments (cost $37,732,477)	38,142,614
Segregated cash with broker	830,200
Prepaid expenses	1,131
Cash	58
Receivables:
Dividends	39,928
Interest	8,194
Fund shares sold	3,251
Variation margin	312
Total assets	39,025,688

Liabilities:
Unrealized depreciation on swap agreements	663,036
Payable for:
Securities purchased	834,747
Management fees	23,436
Transfer agent/maintenance fees	4,273
Fund shares redeemed	3,608
Fund accounting/administration fees	2,969
Trustees’ fees*	1,843
Miscellaneous	21,940
Total liabilities	1,555,852
Commitments and contingent liabilities (Note 14)	—
Net assets	$37,469,836

Net assets consist of:
Paid in capital	$36,968,415
Undistributed net investment income	514,916
Accumulated net realized gain on investments	247,395
Net unrealized depreciation on investments	(260,890)
Net assets	$37,469,836
Capital shares outstanding	2,310,516
Net asset value per share	$16.22

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Interest	$80,634
Dividends from securities of affiliated issuers	194,405
Dividends from securities of unaffiliated issuers	52,720
Total investment income	327,759

Expenses:
Management fees	140,308
Transfer agent/maintenance fees	12,416
Fund accounting/administration fees	17,772
Custodian fees	6,652
Line of credit fees	2,680
Trustees’ fees*	1,984
Tax expense	2
Miscellaneous	23,703
Total expenses	205,517
Net investment income	122,242

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	579,590
Investments in affiliated issuers	(2,008)
Swap agreements	1,815,364
Futures contracts	(8,429)
Net realized gain	2,384,517
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(451,621)
Investments in affiliated issuers	93,087
Swap agreements	(649,493)
Futures contracts	2,374
Net change in unrealized appreciation (depreciation)	(1,005,653)
Net realized and unrealized gain	1,378,864
Net increase in net assets resulting from operations	$1,501,106

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 113

SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$122,242	$362,505
Net realized gain on investments	2,384,517	4,356,548
Net change in unrealized appreciation (depreciation) on investments	(1,005,653)	103,607
Net increase in net assets resulting from operations	1,501,106	4,822,660

Capital share transactions:
Proceeds from sale of shares	3,443,116	6,688,892
Cost of shares redeemed	(4,416,559)	(14,986,659)
Net decrease from capital share transactions	(973,443)	(8,297,767)
Net increase (decrease) in net assets	527,663	(3,475,107)

Net assets:
Beginning of period	36,942,173	40,417,280
End of period	$37,469,836	$36,942,173
Undistributed net investment income at end of period	$514,916	$392,674

Capital share activity:
Shares sold	213,609	458,903
Shares redeemed	(274,673)	(1,077,863)
Net decrease in shares	(61,064)	(618,960)

114 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$15.58	$13.52	$10.54	$9.52	$9.95	$8.53
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	.15	.04	.07	.02	.08
Net gain (loss) on investments (realized and unrealized)	.59	1.91	2.94	.95	(.45)	1.34
Total from investment operations	.64	2.06	2.98	1.02	(.43)	1.42
Net asset value, end of period	$16.22	$15.58	$13.52	$10.54	$9.52	$9.95

Total Return[c]	4.11%	15.24%	28.27%	10.71%	(4.32%)	16.65%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$37,470	$36,942	$40,417	$36,244	$38,130	$43,571
Ratios to average net assets:
Net investment income (loss)	0.65%	1.05%	0.33%	0.63%	0.20%	0.96%
Total expenses[d]	1.10%	1.18%	1.10%	1.01%	0.98%	0.96%
Net expenses[e]	1.10%	1.16%	1.10%	1.01%	0.98%	0.96%
Portfolio turnover rate	30%	96%	247%	187%	153%	182%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products and has not been annualized. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 115

FUND PROFILE (Unaudited)	June 30, 2015

SERIES Z (ALPHA OPPORTUNITY SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 7, 2003

Ten Largest Holdings (% of Total Net Assets)
Edison International	1.3%
PG&E Corp.	1.3%
HCA Holdings, Inc.	1.1%
Anthem, Inc.	1.1%
Wal-Mart Stores, Inc.	1.1%
Macerich Co.	1.0%
Aetna, Inc.	1.0%
Cigna Corp.	1.0%
DTE Energy Co.	0.9%
Hartford Financial Services Group, Inc.	0.9%
Top Ten Total	10.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

116 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Value

COMMON STOCKS† - 87.5%

Consumer, Non-cyclical - 29.7%
HCA Holdings, Inc.*	1,643	$149,053
Anthem, Inc.	874	143,457
Aetna, Inc.	1,063	135,489
Cigna Corp.	813	131,706
UnitedHealth Group, Inc.	1,021	124,562
Gilead Sciences, Inc.	1,057	123,753
Molson Coors Brewing Co. — Class B	1,642	114,628
Universal Health Services, Inc. — Class B	743	105,580
Humana, Inc.	545	104,248
PepsiCo, Inc.	1,114	103,980
Ingredion, Inc.	1,293	103,194
Campbell Soup Co.	2,159	102,876
Amgen, Inc.	582	89,349
Health Net, Inc.*	1,372	87,973
DaVita HealthCare Partners, Inc.*	1,093	86,861
ManpowerGroup, Inc.	941	84,107
Pfizer, Inc.	2,504	83,958
SUPERVALU, Inc.*	9,922	80,269
Stryker Corp.	822	78,559
Quest Diagnostics, Inc.	1,059	76,799
Tyson Foods, Inc. — Class A	1,663	70,893
Dr Pepper Snapple Group, Inc.	972	70,859
WellCare Health Plans, Inc.*	835	70,833
Magellan Health, Inc.*	958	67,127
RR Donnelley & Sons Co.	3,697	64,439
Patterson Companies, Inc.	1,293	62,904
Halyard Health, Inc.*	1,541	62,411
Centene Corp.*	744	59,818
Owens & Minor, Inc.	1,733	58,922
LifePoint Health, Inc.*	629	54,692
Molina Healthcare, Inc.*	777	54,623
MEDNAX, Inc.*	723	53,582
Bio-Rad Laboratories, Inc. — Class A*	355	53,467
ConAgra Foods, Inc.	1,220	53,338
Cardinal Health, Inc.	635	53,118
Whole Foods Market, Inc.	1,324	52,219
H&R Block, Inc.	1,740	51,591
United Rentals, Inc.*	580	50,820
Varian Medical Systems, Inc.*	601	50,682
Chemed Corp.	385	50,474
Hormel Foods Corp.	891	50,226
Hologic, Inc.*	1,259	47,918
Kellogg Co.	744	46,649
Hill-Rom Holdings, Inc.	858	46,615
McCormick & Company, Inc.	572	46,303
Coca-Cola Enterprises, Inc.	1,056	45,873
Estee Lauder Companies, Inc. — Class A	527	45,670
Total System Services, Inc.	1,073	44,819
Coca-Cola Co.	1,122	44,016
Charles River Laboratories International, Inc.*	608	42,767
Clorox Co.	404	42,024
Colgate-Palmolive Co.	642	41,993
Sanderson Farms, Inc.	553	41,563
Merck & Company, Inc.	721	41,047
Flowers Foods, Inc.	1,937	40,968
United Natural Foods, Inc.*	643	40,946
ResMed, Inc.	672	37,881
Total Consumer, Non-cyclical		4,024,491

Industrial - 15.4%
Norfolk Southern Corp.	1,024	89,457
Crane Co.	1,510	88,682
Avnet, Inc.	2,127	87,441
Energizer Holdings, Inc.	633	83,271
Parker-Hannifin Corp.	699	81,315
AGCO Corp.	1,361	77,278
Timken Co.	2,113	77,272
Fluor Corp.	1,428	75,698
ITT Corp.	1,736	72,634
Jacobs Engineering Group, Inc.*	1,781	72,344
TE Connectivity Ltd.	1,073	68,994
Terex Corp.	2,933	68,192
United Technologies Corp.	609	67,556
Kennametal, Inc.	1,921	65,545
Triumph Group, Inc.	954	62,954
Stanley Black & Decker, Inc.	573	60,303
FLIR Systems, Inc.	1,931	59,513
Republic Services, Inc. — Class A	1,503	58,873
Jabil Circuit, Inc.	2,698	57,440
Con-way, Inc.	1,445	55,444
Arrow Electronics, Inc.*	989	55,186
Boeing Co.	374	51,882
Trinity Industries, Inc.	1,927	50,931
Oshkosh Corp.	1,157	49,034
Huntington Ingalls Industries, Inc.	432	48,639
Raytheon Co.	505	48,318
Lockheed Martin Corp.	255	47,405
Werner Enterprises, Inc.	1,798	47,198
Deere & Co.	481	46,681
Union Pacific Corp.	476	45,396
Honeywell International, Inc.	425	43,337
Sanmina Corp.*	2,093	42,195
Emerson Electric Co.	733	40,630
Keysight Technologies, Inc.*	1,283	40,017
Total Industrial		2,087,055

Financial - 10.0%
Macerich Co.	1,828	136,369
Hartford Financial Services Group, Inc.	2,998	124,626
Prudential Financial, Inc.	1,067	93,384
Aflac, Inc.	1,115	69,353
Bank of America Corp.	3,615	61,527
Lincoln National Corp.	1,014	60,049
Principal Financial Group, Inc.	1,136	58,265
Assurant, Inc.	843	56,481

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 117

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Value

ACE Ltd.	498	$50,637
Zions Bancorporation	1,522	48,301
Voya Financial, Inc.	1,017	47,260
Northern Trust Corp.	617	47,176
ProAssurance Corp.	1,012	46,765
Charles Schwab Corp.	1,424	46,494
Hanover Insurance Group, Inc.	619	45,825
Regions Financial Corp.	4,389	45,470
OM Asset Management plc	2,550	45,365
MetLife, Inc.	804	45,016
Raymond James Financial, Inc.	755	44,983
American International Group, Inc.	726	44,881
NASDAQ OMX Group, Inc.	880	42,953
Ameriprise Financial, Inc.	341	42,602
Primerica, Inc.	912	41,669
Legg Mason, Inc.	685	35,298
Irish Bank Resolution Corporation Ltd.†††	16,638	—
Total Financial		1,380,749

Technology - 9.4%
SanDisk Corp.	2,021	117,663
Texas Instruments, Inc.	1,704	87,772
NetApp, Inc.	2,683	84,675
Pitney Bowes, Inc.	3,800	79,078
Intel Corp.	2,450	74,516
Xilinx, Inc.	1,604	70,833
Hewlett-Packard Co.	2,331	69,953
International Business Machines Corp.	410	66,691
SunEdison Semiconductor Ltd.*	3,705	63,986
Teradyne, Inc.	3,249	62,673
Fairchild Semiconductor International, Inc. — Class A*	3,151	54,764
Leidos Holdings, Inc.	1,356	54,742
QUALCOMM, Inc.	863	54,049
KLA-Tencor Corp.	877	49,296
Linear Technology Corp.	973	43,036
Paychex, Inc.	889	41,677
Oracle Corp.	979	39,454
NVIDIA Corp.	1,951	39,235
Microsoft Corp.	883	38,984
CACI International, Inc. — Class A*	481	38,908
Cree, Inc.*	1,357	35,323
Icad, Inc.*	3,700	11,988
Total Technology		1,279,296

Utilities - 8.8%
Edison International	3,163	175,799
PG&E Corp.	3,475	170,623
DTE Energy Co.	1,693	126,365
MDU Resources Group, Inc.	4,988	97,416
AGL Resources, Inc.	1,954	90,978
Vectren Corp.	1,706	65,647
Xcel Energy, Inc.	1,848	59,469
NextEra Energy, Inc.	588	57,642
Westar Energy, Inc.	1,649	56,429
PNM Resources, Inc.	2,190	53,874
CMS Energy Corp.	1,613	51,358
Great Plains Energy, Inc.	1,971	47,619
Avista Corp.	1,441	44,167
SCANA Corp.	811	41,077
OGE Energy Corp.	1,429	40,827
Total Utilities		1,179,290

Consumer, Cyclical - 6.5%
Wal-Mart Stores, Inc.	2,014	142,853
CVS Health Corp.	934	97,958
Casey’s General Stores, Inc.	850	81,379
Bed Bath & Beyond, Inc.*	954	65,807
Ingram Micro, Inc. — Class A*	2,438	61,023
Best Buy Company, Inc.	1,840	60,002
Target Corp.	681	55,590
Dana Holding Corp.	2,382	49,022
Foot Locker, Inc.	720	48,247
Costco Wholesale Corp.	354	47,811
PulteGroup, Inc.	2,210	44,532
Ralph Lauren Corp. — Class A	323	42,752
Copart, Inc.*	1,195	42,399
Kohl’s Corp.	600	37,566
Total Consumer, Cyclical		876,941

Communications - 4.9%
Time Warner, Inc.	1,224	106,990
Viacom, Inc. — Class B	1,570	101,485
Discovery Communications, Inc. — Class A*	2,314	76,963
West Corp.	2,200	66,220
Scripps Networks Interactive, Inc. — Class A	991	64,782
VeriSign, Inc.*	931	57,461
NETGEAR, Inc.*	1,413	42,418
Motorola Solutions, Inc.	711	40,769
Verizon Communications, Inc.	855	39,852
Polycom, Inc.*	3,302	37,775
Frontier Communications Corp.	7,241	35,843
Total Communications		670,558

Energy - 2.8%
ConocoPhillips	1,571	96,475
Superior Energy Services, Inc.	2,824	59,417
Anadarko Petroleum Corp.	731	57,062
Western Refining, Inc.	1,285	56,052
Newfield Exploration Co.*	1,549	55,950
Chevron Corp.	577	55,663
Total Energy		380,619

Total Common Stocks
(Cost $12,123,075)		11,878,999

118 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Value

SHORT TERM INVESTMENTS† - 3.6%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund 0.00%	484,654	$484,654
Total Short Term Investments
(Cost $484,654)		484,654

Total Investments - 91.1%
(Cost $12,607,729)		$12,363,653

COMMON STOCKS SOLD SHORT† - (78.9)%

Diversified - (0.6)%
Leucadia National Corp.	3,490	(84,737)

Utilities - (1.2)%
Dominion Resources, Inc.	726	(48,548)
Laclede Group, Inc.	976	(50,811)
NiSource, Inc.	1,251	(57,033)
Total Utilities		(156,392)

Technology - (4.9)%
Exar Corp.*	520	(5,086)
Diodes, Inc.*	432	(10,416)
Unisys Corp.*	548	(10,955)
Convergys Corp.	448	(11,420)
Monolithic Power Systems, Inc.	278	(14,097)
CommVault Systems, Inc.*	897	(38,042)
Cirrus Logic, Inc.*	1,229	(41,823)
Integrated Device Technology, Inc.*	1,929	(41,859)
Electronics for Imaging, Inc.*	989	(43,031)
Cognizant Technology Solutions Corp. — Class A*	726	(44,351)
Intuit, Inc.	441	(44,440)
Akamai Technologies, Inc.*	648	(45,243)
Ultimate Software Group, Inc.*	281	(46,180)
Allscripts Healthcare Solutions, Inc.*	3,580	(48,974)
Dealertrack Technologies, Inc.*	1,094	(68,691)
Adobe Systems, Inc.*	920	(74,529)
Fortinet, Inc.*	1,896	(78,362)
Total Technology		(667,499)

Energy - (4.9)%
Range Resources Corp.	702	(34,665)
Gulfport Energy Corp.*	1,032	(41,538)
Unit Corp.*	1,583	(42,931)
Dril-Quip, Inc.*	628	(47,257)
Schlumberger Ltd.	553	(47,663)
Spectra Energy Corp.	1,611	(52,519)
Pioneer Natural Resources Co.	397	(55,060)
Bristow Group, Inc.	1,057	(56,338)
Cabot Oil & Gas Corp. — Class A	1,845	(58,191)
Equities Corp.	863	(70,196)
CONSOL Energy, Inc.	3,466	(75,351)
Rowan Companies plc — Class A	4,087	(86,277)
Total Energy		(667,986)

Communications - (5.1)%
ViaSat, Inc.*	711	(42,845)
Ciena Corp.*	1,890	(44,755)
Netflix, Inc.*	77	(50,584)
Facebook, Inc. — Class A*	596	(51,116)
Yahoo!, Inc.*	1,469	(57,717)
Expedia, Inc.	587	(64,188)
Walt Disney Co.	607	(69,283)
Nielsen N.V.	1,657	(74,184)
Priceline Group, Inc.*	89	(102,473)
Amazon.com, Inc.*	315	(136,738)
Total Communications		(693,883)

Consumer, Non-cyclical - (8.1)%
Insperity, Inc.	222	(11,300)
Bluebird Bio, Inc.*	78	(13,133)
Esperion Therapeutics, Inc.*	291	(23,792)
Medivation, Inc.*	233	(26,609)
TESARO, Inc.*	496	(29,160)
Clovis Oncology, Inc.*	355	(31,197)
ACADIA Pharmaceuticals, Inc.*	796	(33,336)
Ligand Pharmaceuticals, Inc. — Class B*	360	(36,324)
Repligen Corp.*	913	(37,680)
AMAG Pharmaceuticals, Inc.*	552	(38,121)
ABIOMED, Inc.*	627	(41,213)
McGraw Hill Financial, Inc.	412	(41,385)
Halozyme Therapeutics, Inc.*	1,900	(42,902)
Impax Laboratories, Inc.*	951	(43,670)
Regeneron Pharmaceuticals, Inc.*	86	(43,871)
Monro Muffler Brake, Inc.	720	(44,755)
Celgene Corp.*	395	(45,715)
Gartner, Inc.*	542	(46,493)
Ultragenyx Pharmaceutical, Inc.*	486	(49,762)
WhiteWave Foods Co. — Class A*	1,082	(52,888)
Equifax, Inc.	656	(63,691)
HMS Holdings Corp.*	3,800	(65,246)
Moody’s Corp.	646	(69,743)
Sagent Pharmaceuticals, Inc.*	2,927	(71,155)
Align Technology, Inc.*	1,640	(102,844)
Total Consumer, Non-cyclical		(1,105,985)

Basic Materials - (9.5)%
Newmont Mining Corp.	261	(6,097)
Stillwater Mining Co.*	3,056	(35,419)
HB Fuller Co.	1,025	(41,636)
Minerals Technologies, Inc.	633	(43,126)
Rayonier Advanced Materials, Inc.	3,041	(49,447)
Compass Minerals International, Inc.	647	(53,145)
Valspar Corp.	673	(55,065)
Praxair, Inc.	571	(68,263)
Sensient Technologies Corp.	1,201	(82,076)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 119

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Value

Eastman Chemical Co.	1,019	$(83,375)
PolyOne Corp.	2,138	(83,745)
Ecolab, Inc.	781	(88,308)
Allegheny Technologies, Inc.	3,394	(102,499)
Ashland, Inc.	907	(110,563)
Cytec Industries, Inc.	2,048	(123,965)
Royal Gold, Inc.	2,017	(124,227)
RPM International, Inc.	2,677	(131,092)
Total Basic Materials		(1,282,048)

Industrial - (10.6)%
Tetra Tech, Inc.	446	(11,435)
SunPower Corp. — Class A*	476	(13,523)
Rockwell Collins, Inc.	439	(40,542)
LSB Industries, Inc.*	1,021	(41,698)
Graco, Inc.	601	(42,689)
Allegion plc	720	(43,301)
Zebra Technologies Corp. — Class A*	397	(44,087)
Headwaters, Inc.*	2,426	(44,202)
J.B. Hunt Transport Services, Inc.	563	(46,217)
Nordson Corp.	653	(50,862)
AECOM*	1,575	(52,101)
TASER International, Inc.*	1,565	(52,130)
AO Smith Corp.	726	(52,257)
Lennox International, Inc.	497	(53,522)
CLARCOR, Inc.	892	(55,518)
TimkenSteel Corp.	2,103	(56,760)
Sealed Air Corp.	1,188	(61,039)
United Parcel Service, Inc. — Class B	640	(62,022)
AMETEK, Inc.	1,260	(69,023)
Roper Technologies, Inc.	415	(71,571)
Stericycle, Inc.*	541	(72,445)
Fortune Brands Home & Security, Inc.	1,733	(79,406)
Carlisle Companies, Inc.	819	(81,998)
KBR, Inc.	6,096	(118,751)
Louisiana-Pacific Corp.*	7,084	(120,641)
Total Industrial		(1,437,740)

Consumer, Cyclical - (17.0)%
Kate Spade & Co.*	1,947	(41,938)
Gentherm, Inc.*	798	(43,818)
Titan International, Inc.	4,106	(44,098)
Polaris Industries, Inc.	311	(46,062)
Tempur Sealy International, Inc.*	705	(46,460)
Steven Madden Ltd.*	1,093	(46,759)
Texas Roadhouse, Inc. — Class A	1,269	(47,499)
Signet Jewelers Ltd.	380	(48,731)
Carter’s, Inc.	492	(52,300)
Standard Pacific Corp.*	5,907	(52,631)
Johnson Controls, Inc.	1,165	(57,703)
Papa John’s International, Inc.	791	(59,808)
G-III Apparel Group Ltd.*	868	(61,064)
Scotts Miracle-Gro Co. — Class A	1,067	(63,177)
Yum! Brands, Inc.	710	(63,957)
Harman International Industries, Inc.	545	(64,822)
Lithia Motors, Inc. — Class A	574	(64,954)
Hanesbrands, Inc.	2,028	(67,572)
Mattel, Inc.	2,694	(69,209)
Brunswick Corp.	1,369	(69,628)
Marriott International, Inc. — Class A	943	(70,150)
O’Reilly Automotive, Inc.*	311	(70,280)
DR Horton, Inc.	2,743	(75,049)
NIKE, Inc. — Class B	724	(78,206)
Cheesecake Factory, Inc.	1,466	(79,948)
Cabela’s, Inc.*	1,693	(84,616)
Domino’s Pizza, Inc.	805	(91,287)
Dunkin’ Brands Group, Inc.	1,664	(91,520)
Panera Bread Co. — Class A*	565	(98,744)
Tractor Supply Co.	1,155	(103,881)
Skechers U.S.A., Inc. — Class A*	1,035	(113,632)
LKQ Corp.*	3,805	(115,082)
Fastenal Co.	2,758	(116,333)
Total Consumer, Cyclical		(2,300,918)

Financial - (17.0)%
Waddell & Reed Financial, Inc. — Class A	138	(6,529)
Janus Capital Group, Inc.	388	(6,643)
T. Rowe Price Group, Inc.	87	(6,763)
Artisan Partners Asset Management, Inc. — Class A	148	(6,876)
Affiliated Managers Group, Inc.*	46	(10,056)
CoreLogic, Inc.*	302	(11,986)
General Growth Properties, Inc.	845	(21,683)
Regency Centers Corp.	370	(21,823)
Kimco Realty Corp.	971	(21,886)
Brixmor Property Group, Inc.	963	(22,274)
UDR, Inc.	1,214	(38,884)
CBRE Group, Inc. — Class A*	1,115	(41,255)
Tanger Factory Outlet Centers, Inc.	1,328	(42,098)
National Retail Properties, Inc.	1,281	(44,848)
Medical Properties Trust, Inc.	3,703	(48,546)
United Bankshares, Inc.	1,218	(49,000)
Alexandria Real Estate Equities, Inc.	570	(49,852)
BioMed Realty Trust, Inc.	2,597	(50,226)
Arthur J Gallagher & Co.	1,090	(51,557)
Kilroy Realty Corp.	775	(52,041)
FirstMerit Corp.	2,506	(52,200)
Senior Housing Properties Trust	2,981	(52,317)
MB Financial, Inc.	1,533	(52,797)
First Niagara Financial Group, Inc.	5,672	(53,544)
Invesco Ltd.	1,434	(53,760)
Glacier Bancorp, Inc.	1,872	(55,074)
Sovran Self Storage, Inc.	677	(58,838)
Ventas, Inc.	961	(59,668)
Cousins Properties, Inc.	5,808	(60,287)
MarketAxess Holdings, Inc.	662	(61,414)
Northwest Bancshares, Inc.	4,924	(63,126)
EPR Properties	1,177	(64,476)

120 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Value

Financial Engines, Inc.	1,528	$(64,910)
SVB Financial Group*	466	(67,095)
Valley National Bancorp	6,543	(67,458)
AvalonBay Communities, Inc.	423	(67,625)
FNB Corp.	4,919	(70,440)
Simon Property Group, Inc.	409	(70,765)
Federal Realty Investment Trust	639	(81,850)
Public Storage	456	(84,073)
Texas Capital Bancshares, Inc.*	1,376	(85,642)
Kite Realty Group Trust	3,576	(87,505)
Morgan Stanley	3,560	(138,092)
Goldman Sachs Group, Inc.	685	(143,022)
Total Financial		(2,320,804)

Total Common Stocks Sold Short
(Proceeds $10,606,695)		(10,717,992)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (0.6)%
SPDR S&P Biotech ETF	332	(83,744)
Total Exchange-Traded Funds Sold Short
(Proceeds $79,845)		(83,744)

CLOSED-END FUNDS SOLD SHORT† - (0.6)%
Herzfeld Caribbean Basin Fund, Inc.	(8,598)	(81,294)
Total Closed-End Funds Sold Short
(Proceeds $91,025)		(81,294)

Total Securities Sold Short - (80.1)%
(Proceeds $10,777,565)		$(10,883,030)
Other Assets & Liabilities, net - 89.0%		12,028,910
Total Net Assets - 100.0%		$13,509,533

	Units	Unrealized Gain (Loss)

OTC TOTAL RETURN SWAP AGREEMENTS††
Morgan Stanley February 2016 Alpha Opportunity Short Custom Basket Swap, Terminating 02/03/16[1] (Notional Value $7,893,605)	81,926	$(52,365)
Morgan Stanley February 2016 Alpha Opportunity Long Custom Basket Swap, Terminating 02/03/16[2] (Notional Value $7,242,484)	198,634	$(448,801)

	Shares

CUSTOM BASKET OF LONG SECURITIES[2]
Community Health Systems, Inc.*	1,806	$16,236
Telephone & Data Systems, Inc.	2,453	14,842
Tenet Healthcare Corp.*	1,556	14,393
DST Systems, Inc.	488	9,583
Comerica, Inc.	1,251	7,158
JPMorgan Chase & Co.	1,194	6,980
AES Corp.	5,782	6,658
Valero Energy Corp.	1,680	5,851
Express Scripts Holding Co.*	848	5,735
Kroger Co.	1,613	4,779
Mosaic Co.	1,502	4,203
Progressive Corp.	2,754	3,818
Bank of New York Mellon Corp.	1,229	3,135
EMCOR Group, Inc.	1,698	2,913
Mack-Cali Realty Corp.	2,832	2,149
Thermo Fisher Scientific, Inc.	555	2,140
Western Union Co.	3,022	1,950
General Mills, Inc.	755	1,905
Atlantic Tele-Network, Inc.	1,571	1,812
Everest Re Group Ltd.	407	1,682
WR Berkley Corp.	884	1,654
Juniper Networks, Inc.	1,624	1,494
Archer-Daniels-Midland Co.	4,012	1,376
Buckle, Inc.	963	1,317
DENTSPLY International, Inc.	1,626	1,312
State Street Corp.	581	1,118
Time, Inc.	1,966	905
CR Bard, Inc.	328	905
Diebold, Inc.	1,651	639
Agilent Technologies, Inc.	2,475	470
Quanta Services, Inc.*	1,785	383
Dover Corp.	633	43
Windstream Holdings, Inc.	0	(2)
Communications Sales & Leasing, Inc.	1	(3)
Moog, Inc. — Class A*	605	(151)
Fidelity National Information Services, Inc.	1,201	(351)
Tesoro Corp.	503	(674)
CIRCOR International, Inc.	778	(851)
Alaska Air Group, Inc.	747	(959)
Symantec Corp.	1,931	(1,274)
Textron, Inc.	919	(1,661)
Altria Group, Inc.	1,547	(1,743)
FedEx Corp.	408	(1,775)
GATX Corp.	941	(1,926)
Applied Materials, Inc.	3,559	(1,944)
Kimberly-Clark Corp.	509	(2,116)
Caterpillar, Inc.	938	(2,151)
Northrop Grumman Corp.	414	(2,196)
Sysco Corp.	2,422	(2,240)
Air Methods Corp.*	1,000	(2,241)
Actuant Corp. — Class A	1,781	(2,278)
Valmont Industries, Inc.	353	(2,436)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 121

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Unrealized Gain (Loss)

PAREXEL International Corp.*	863	$(2,581)
Southwest Gas Corp.	1,257	(2,867)
Computer Sciences Corp.	1,972	(2,925)
L-3 Communications Holdings, Inc.	413	(3,008)
QEP Resources, Inc.	2,791	(3,019)
Chubb Corp.	641	(3,201)
Clean Harbors, Inc.*	1,523	(3,247)
Cisco Systems, Inc.	1,920	(3,571)
Franklin Resources, Inc.	840	(3,640)
Johnson & Johnson	909	(4,304)
Waste Management, Inc.	1,502	(5,018)
General Motors Co.	2,772	(5,064)
First Solar, Inc.*	370	(5,181)
News Corp. — Class A*	4,913	(5,248)
Regal Beloit Corp.	1,059	(5,826)
Vishay Intertechnology, Inc.	5,694	(5,837)
Cummins, Inc.	544	(6,723)
Iridium Communications, Inc.*	5,715	(6,927)
American Airlines Group, Inc.	870	(7,374)
ADT Corp.	1,908	(7,616)
United States Steel Corp.	2,079	(7,675)
Avon Products, Inc.	10,170	(7,695)
Allstate Corp.	1,811	(8,802)
National Oilwell Varco, Inc.	1,608	(9,754)
The Gap, Inc.	2,572	(10,034)
Procter & Gamble Co.	1,355	(10,092)
Southwest Airlines Co.	1,378	(10,541)
CA, Inc.	4,360	(11,330)
Fossil Group, Inc.*	725	(11,365)
Devon Energy Corp.	1,297	(11,545)
Teradata Corp.*	2,276	(11,674)
Travelers Companies, Inc.	1,210	(12,484)
Consolidated Edison, Inc.	941	(12,685)
Apache Corp.	1,438	(13,047)
Hess Corp.	1,832	(15,920)
Public Service Enterprise Group, Inc.	4,057	(17,958)
Murphy Oil Corp.	2,801	(19,735)
Chesapeake Energy Corp.	4,888	(21,755)
Western Digital Corp.	833	(22,179)
CenterPoint Energy, Inc.	5,618	(24,453)
CenturyLink, Inc.	3,137	(25,653)
Pinnacle West Capital Corp.	1,833	(26,277)
Ameren Corp.	4,410	(29,700)
Entergy Corp.	2,400	(30,619)
Corning, Inc.	6,869	(34,562)
Xerox Corp.	14,179	(38,655)
Total Long Swap Holdings
(Cost $7,691,285)		(448,801)

CUSTOM BASKET OF SHORT SECURITIES[1]
Autodesk, Inc.*	(1,648)	20,269
SunCoke Energy, Inc.	(4,038)	18,498
SL Green Realty Corp.	(879)	16,605
Air Products & Chemicals, Inc.	(799)	12,527
Kinder Morgan, Inc.	(1,964)	8,810
FMC Corp.	(1,785)	8,041
Health Care REIT, Inc.	(1,222)	7,548
Essex Property Trust, Inc.	(422)	6,924
NRG Energy, Inc.	(1,772)	4,989
BlackRock, Inc. — Class A	(212)	4,902
Eagle Materials, Inc.	(1,034)	4,681
Douglas Emmett, Inc.	(1,450)	3,747
TripAdvisor, Inc.*	(1,382)	3,525
American Tower Corp. — Class A	(668)	3,367
Taubman Centers, Inc.	(568)	3,260
Airgas, Inc.	(429)	3,100
Eaton Corporation plc	(592)	3,082
Gentex Corp.	(2,451)	2,472
Post Properties, Inc.	(746)	2,349
Intercontinental Exchange, Inc.	(246)	2,159
Bemis Company, Inc.	(911)	2,138
Extra Space Storage, Inc.	(1,253)	2,133
LaSalle Hotel Properties	(1,151)	2,118
Balchem Corp.	(737)	1,929
Parkway Properties, Inc.	(4,566)	1,922
Visa, Inc. — Class A	(610)	1,860
FactSet Research Systems, Inc.	(256)	1,422
Toro Co.	(622)	875
Acuity Brands, Inc.	(280)	439
Sherwin-Williams Co.	(269)	(53)
Starwood Hotels & Resorts Worldwide, Inc.	(647)	(64)
Lam Research Corp.	(528)	(238)
Wabtec Corp.	(811)	(460)
Sotheby’s	(1,674)	(683)
HSN, Inc.	(726)	(858)
Mobile Mini, Inc.	(1,084)	(951)
International Flavors & Fragrances, Inc.	(753)	(1,000)
PPG Industries, Inc.	(634)	(1,292)
AmerisourceBergen Corp. — Class A	(494)	(1,470)
CF Industries Holdings, Inc.	(780)	(1,957)
AbbVie, Inc.	(820)	(1,987)
Vertex Pharmaceuticals, Inc.*	(575)	(2,074)
CarMax, Inc.*	(1,643)	(2,363)
Newell Rubbermaid, Inc.	(1,285)	(2,555)
SunTrust Banks, Inc.	(2,592)	(5,258)
People’s United Financial, Inc.	(5,415)	(5,942)
CME Group, Inc. — Class A	(1,095)	(6,048)

122 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Unrealized Loss

Red Hat, Inc.*	(760)	$(6,635)
Associated Banc-Corp.	(4,873)	(8,975)
Skyworks Solutions, Inc.	(507)	(10,139)
Webster Financial Corp.	(2,141)	(10,213)
Under Armour, Inc. — Class A*	(1,021)	(10,538)
New York Community Bancorp, Inc.	(7,552)	(13,523)
Signature Bank*	(615)	(13,544)
Men’s Wearhouse, Inc.	(881)	(14,904)
Vulcan Materials Co.	(1,234)	(15,616)
Starbucks Corp.	(2,420)	(19,379)
Bank of the Ozarks, Inc.	(2,387)	(22,431)
Martin Marietta Materials, Inc.	(1,017)	(26,906)
Total Short Swap Holdings
(Cost $(4,177,778))		(52,365)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Total Return is based on the return of the basket of short securities +/- financing at a variable rate.
[2]	Total Return is based on the return of the basket of long securities +/- financing at a variable rate.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 123

SERIES Z (ALPHA OPPORTUNITY SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments, at value (cost $12,607,729)	$12,363,653
Segregated cash with broker	12,665,077
Cash	21,910
Prepaid expenses	825
Receivables:
Securities sold	96,008
Dividends	15,867
Total assets	25,163,340

Liabilities:
Securities sold short, at value (proceeds $10,777,565)	10,883,030
Unrealized depreciation on swap agreements	501,166
Payable for:
Securities purchased	46,876
Swap settlement	170,673
Management fees	14,134
Fund shares redeemed	4,798
Transfer agent/maintenance fees	4,302
Investment adviser	4,180
Fund accounting/administration fees	1,074
Trustees’ fees*	880
Miscellaneous	22,694
Total liabilities	11,653,807
Commitments and contingent liabilities (Note 14)	—
Net assets	$13,509,533

Net assets consist of:
Paid in capital	$11,386,436
Accumulated net investment loss	(150,982)
Accumulated net realized gain on investments	3,124,786
Net unrealized depreciation on investments	(850,707)
Net assets	$13,509,533
Capital shares outstanding	511,978
Net asset value per share	$26.39

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Dividends (net of foreign withholding tax of $18)	$115,605
Interest	15
Total investment income	115,620

Expenses:
Management fees	98,051
Transfer agent/maintenance fees	12,427
Fund accounting/administration fees	7,559
Short sales dividend expense	74,708
Legal fees	29,095
Prime broker interest expense	20,538
Professional fees	14,194
Custodian fees	2,636
Trustees’ fees*	693
Tax expense	1
Miscellaneous	6,700
Total expenses	266,602
Net investment loss	(150,982)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	511,783
Swap agreements	281,131
Securities sold short	(119,346)
Net realized gain	673,568
Net change in unrealized appreciation (depreciation) on:
Investments	(142,820)
Securities sold short	(105,465)
Swap agreements	(651,173)
Futures contracts	(117,204)
Net change in unrealized appreciation (depreciation)	(1,016,662)
Net realized and unrealized loss	(343,094)
Net decrease in net assets resulting from operations	$(494,076)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

124 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES Z (ALPHA OPPORTUNITY SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(150,982)	$(262,364)
Net realized gain on investments	673,568	5,729,009
Net change in unrealized appreciation (depreciation) on investments	(1,016,662)	(4,064,168)
Net increase (decrease) in net assets resulting from operations	(494,076)	1,402,477

Capital share transactions:
Proceeds from sale of shares	386,216	—
Cost of shares redeemed	(1,993,716)	(2,498,489)
Net decrease from capital share transactions	(1,607,500)	(2,498,489)
Net decrease in net assets	(2,101,576)	(1,096,012)

Net assets:
Beginning of period	15,611,109	16,707,121
End of period	$13,509,533	$15,611,109
Accumulated net investment loss at end of period	$(150,982)	$—

Capital share activity:
Shares sold	14,411	—
Shares redeemed	(73,687)	(97,148)
Net decrease in shares	(59,276)	(97,148)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 125

SERIES Z (ALPHA OPPORTUNITY SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$27.33	$25.00	$19.55	$17.24	$16.98	$14.03
Income (loss) from investment operations:
Net investment income (loss)[b]	(.28)	(.43)	(.15)	(.08)	(.12)	(.10)
Net gain (loss) on investments (realized and unrealized)	(.66)	2.76	5.60	2.36	.38	3.05
Net increase from payments by affiliates	—	—	—	.03 [c]	—	—
Total from investment operations	(.94)	2.33	5.45	2.31	.26	2.95
Net asset value, end of period	$26.39	$27.33	$25.00	$19.55	$17.24	$16.98

Total Return[d]	(3.44%)	9.36%	27.83%	13.40%[c]	1.77%	20.74%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,510	$15,611	$16,707	$15,571	$17,161	$21,149
Ratios to average net assets:
Net investment income (loss)	(2.07%)	(1.65%)	(0.69%)	(0.41%)	(0.66%)	(0.89%)
Total expenses[e]	3.66%	2.71%	3.03%	2.22%	2.29%	2.27%
Net expenses[f,g]	3.66%	2.33%	2.44%	2.22%	2.29%	2.07%
Portfolio turnover rate	99%	—	548%	720%	730%	768%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

For the year ended December 31, 2012, 0.17% of the Series total return consisted of a voluntary reimbursement by the Adviser for losses incurred during fund trading. Excluding this item, total return would have been 13.23% for the Series.

[d]

Total return does not take into account any of the expenses associated with an investment in variable insurance products and has not been annualized. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers.
[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding those amounts, the operating expense ratios for the periods presented would be:

6/30/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
2.35%	2.32%	2.35%	2.06%	2.21%	1.90%

126 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

1. Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

Guggenheim Variable Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately. At June 30, 2015, the Trust consisted of sixteen funds.

This report covers Series A (StylePlus—Large Core Series), Series B (Large Cap Value Series), Series C (Money Market Series), Series D (World Equity Income Series), Series E (Total Return Bond Series), Series F (Floating Rate Strategies Series), Series J (StylePlus—Mid Growth Series), Series M (Macro Opportunities Series), Series N (Managed Asset Allocation Series), Series O (All Cap Value Series), Series P (High Yield Series), Series Q (Small Cap Value Series), Series V (Mid Cap Value Series), Series X (StylePlus—Small Growth Series), Series Y (StylePlus—Large Growth Series) and Series Z (Alpha Opportunity Series) (the “Funds”).

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Consolidation of Subsidiary

Each of the consolidated financial statements of Series M (Macro Opportunities Series) includes the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for this Fund.

A summary of the Fund’s investment in its Subsidiary is as follows:

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at June 30, 2015	% of Net Assets of the Fund at June 30, 2015
Series M (Macro Opportunities Series)	01/08/15	$53,831	0.1%

Significant Accounting Policies

The Funds operate as investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of a fund is calculated by dividing the market value of the fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the fund.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 127

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Shares. In addition, the Board of Trustees has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of OTC swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

The value of interest rate swap agreements entered into by a Fund are accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day’s Chicago Mercantile Exchange (“CME”) price.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the forward foreign currency contract is closed. When the forward foreign currency contract is closed,

128 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer of pending merger activity, public offerings or tender offers that might affect the value of the security). In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

C. Senior loans in which the Funds invest generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at June 30, 2015.

D. The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Funds on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

E. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

F. Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 129

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

G. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

H. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

I. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

J. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Normally, all such distributions of a fund will automatically be reinvested without charge in additional shares of the same Fund. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

K. Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the fund complex are generally allocated amongst such funds on the basis of average net assets.

L. Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended June 30, 2015, there were no earnings credits received.

M. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

N. The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations

130 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

O. Under the Funds’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of its investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration – the use of an instrument to manage the interest rate risk of a portfolio.

Hedge – an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure – the use of an instrument to obtain exposure to a listed or other type of index.

Leverage – gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Speculation – the use of an instrument to express a macro-economic and other investment views.

For Funds whose investment strategies involve consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, as an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, this creates an opportunity for increased net income but, at the same time, additional leverage risk. The Funds’ use of leverage, through borrowings or instruments such as derivatives, may cause the Funds to be more volatile and riskier than if they had not been leveraged.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 131

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security, or the purchaser of a put option the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid. The following table represents the Funds’ use and volume of call/put options purchased for the period ended June 30, 2015:

Fund	Use	Average Number of Contracts
Series E (Total Return Bond Series)	Duration, Hedge, Index exposure	1,786
Series M (Macro Opportunities Series)	Duration, Hedge, Index exposure	6,187,500

The risk in writing a call option is that a Fund may incur a loss if the Fund owns the underlying security, the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities and a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter (“OTC”) options, the Fund may be at risk because of the counterparty’s inability to perform.

The following table represents the Funds’ use and volume of options written for the period ended June 30, 2015:

Call Options Written
	Series E (Total Return Bond Series)		Series M (Macro Opportunities Series)
Fund	Number of contracts	Premium amount	Number of contracts	Premium amount
Balance at December 31, 2014	—	$—	—	$—
Options Written	2,358	184,386	726	56,613
Options terminated in closing purchase transactions	—	—	—	—
Options expired	(469)	(48,776)	(139)	(14,311)
Options exercised	—	—	—	—
Balance at June 30, 2015	1,889	$135,610	587	$42,302

Put Options Written
	Series E (Total Return Bond Series)		Series M (Macro Opportunities Series)
Fund	Number of contracts	Premium amount	Number of contracts	Premium amount
Balance at December 31, 2014	—	$—	—	$—
Options Written	—	—	31	18,382
Options terminated in closing purchase transactions	—	—	(17)	(8,100)
Options expired	—	—	(14)	(10,282)
Options exercised	—	—	—	—
Balance at June 30, 2015	—	$—	—	$—

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

132 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. Custom basket swaps are computed in a similar manner, but the composition of the custom basket swap is not tied directly to a publically available index. As such, the constituents of the basket are available on the respective Fund’s Schedule of Investments. A Fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

The following table represents the Funds’ use and volume of total return swaps for the period ended June 30, 2015:

		Average Notional

Fund	Use	Long	Short
Series A (StylePlus—Large Core Series)	Index Exposure	$197,985,303	$—
Series J (StylePlus—Mid Growth Series)	Index Exposure	141,767,432	—
Series M (Macro Opportunities Series)	Index Exposure, Speculation	1,816,743	186,977
Series X (StylePlus—Small Growth Series)	Index Exposure	32,116,834	—
Series Y (StylePlus—Large Growth Series)	Index Exposure	31,153,480	—
Series Z (Alpha Opportunity Series)	Leverage	7,344,421	6,489,958

Interest rate swaps involve the exchange by a Fund with another party for its respective commitment to pay or receive interest on a notional amount of principal. Interest rate swaps are generally valued using the closing price from the prior day, subject to an adjustment for the current day's spreads. Interest rate swaps are generally subject to mandatory central clearing, but central clearing does not make interest rate swap transactions risk free.

The following table represents the Funds’ use and volume of interest rate swaps for the period ended June 30, 2015:

		Average Notional

Fund	Use	Long	Short
Series M (Macro Opportunities Series)	Duration, Hedge	$2,827,500	$6,764,612

Currency swaps enable a Fund to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involves the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Fund may be at risk due to the counterparty’s inability to perform.

The following table represents the Funds’ use and volume of currency swaps for the period ended June 30, 2015:

Fund	Use	Average Notional
Series M (Macro Opportunities Series)	Hedge	$727,960

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 133

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the Funds’ use and volume of futures for the period ended June 30, 2015:

Fund	Use	Average Notional
Series A (StylePlus—Large Core Series)	Index Exposure	$771,219
Series J (StylePlus—Mid Growth Series)	Index Exposure	244,792
Series N (Managed Asset Allocation Series)	Index Exposure, Speculation	23,685,522
Series X (StylePlus—Small Growth Series)	Index Exposure, Leverage	414,195
Series Y (StylePlus—Large Growth Series)	Index Exposure, Leverage	585,056

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of forward foreign currency contracts may be cash-settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, a Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

The following table represents the Funds’ use and volume of forward foreign currency exchange contracts for the period ended June 30, 2015:

		Average Notional

Fund	Use	Long	Short
Series M (Macro Opportunities Series)	Hedge	$1,325,476	$145,107
Series P (High Yield Series)	Hedge	6,980,955	—

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2015:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Currency/Interest Rate contracts	Variation margin	Variation margin
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements
Currency contracts	Unrealized appreciation on forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts

The following table sets forth the fair value of the Fund's derivative investments categorized by primary risk exposure at June 30, 2015:

Asset Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Futures Currency Contracts*	Swaps Currency Contracts	Futures Interest Rate Contracts*	Swaps Interest Rate Contracts	Options Written Equity/ Currency Contracts	Options Purchased Equity/ Currency Contracts	Forward Foreign Currency Exchange Contracts	Total Value at June 30, 2015
Series E (Total Return Bond Series)	$—	$—	$—	$—	$—	$—	$—	$74,905	$—	$74,905
Series M (Macro Opportunities Series)	—	—	—	2,446	—	71,776	—	39,276	9,786	123,284
Series N (Managed Asset Allocation Series)	2,874	—	—	—	5,893	—	—	—	—	8,767
Series P (High Yield Series)	—	—	—	—	—	—	—	—	39,281	39,281
Series X (StylePlus—Small Growth Series)	—	365,056	—	—	—	—	—	—	—	365,056

134 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Liability Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Futures Currency Contracts*	Swaps Currency Contracts	Futures Interest Rate Contracts*	Swaps Interest Rate Contracts	Options Written Equity/ Currency Contracts	Options Purchased Equity/ Currency Contracts	Forward Foreign Currency Exchange Contracts	Total Value at June 30, 2015
Series A (StylePlus—Large Core Series)	$6,228	$4,375,129	$—	$—	$—	$—	$—	$—	$—	$4,381,357
Series E (Total Return Bond Series)	—	—	—	—	—	—	46,555	—	—	46,555
Series J (StylePlus—Mid Growth Series)	6,013	2,674,678	—	—	—	—	—	—	—	2,680,691
Series M (Macro Opportunities Series)	—	138,106	—	—	—	79,054	14,535	—	20,463	252,158
Series N (Managed Asset Allocation Series)	303,783	—	1,634	—	73,913	—	—	—	—	379,330
Series P (High Yield Series)	—	—	—	—	—	—	—	—	60,685	60,685
Series X (StylePlus—Small Growth Series)	2,621	—	—	—	—	—	—	—	—	2,621
Series Y (StylePlus—Large Growth Series)	7,991	663,036	—	—	—	—	—	—	—	671,027
Series Z (Alpha Opportunity Series)	—	501,166	—	—	—	—	—	—	—	501,166

*

Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2015:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Currency contracts	Net realized gain (loss) on forward foreign currency exchange contracts
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts
Equity/Currency/Interest Rate contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Equity contracts	Net realized gain (loss) on options purchased
Net change in unrealized appreciation (depreciation) on options purchased
Net realized gain (loss) on options written
Net change in unrealized appreciation (depreciation) on options written
Equity/Currency/Interest Rate contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 135

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended June 30, 2015:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Swaps Currency Contracts	Futures Currency Contracts	Futures Interest Rate Contracts	Swaps Interest Rate Contracts	Options Written Equity/ Currency Contracts	Options Purchased Equity/ Currency Contracts	Forward Foreign Currency Exchange Contracts	Total
Series A (StylePlus—Large Core Series)	$16,757	$7,419,646	$—	$—	$—	$—	$—	$4,606	$—	$7,441,009
Series E (Total Return Bond Series)	—	—	—	—	—	—	48,776	(108,808)	—	(60,032)
Series J (StylePlus—Mid Growth Series)	9,544	9,434,155	—	—	—	—	—	—	—	9,443,699
Series M (Macro Opportunities Series)	—	163,158	41,719	—	—	60,162	32,359	(96,692)	218,252	418,958
Series N (Managed Asset Allocation Series)	890,470	—	—	23,428	176,526	—	—	—	—	1,090,424
Series P (High Yield Series)	—	—	—	—	—	—	—	—	668,028	668,028
Series X (StylePlus—Small Growth Series)	11,286	3,714,857	—	—	—	—	—	—	—	3,726,143
Series Y (StylePlus—Large Growth Series)	(8,429)	1,815,364	—	—	—	—	—	—	—	1,806,935
Series Z (Alpha Opportunity Series)	—	281,131	—	—	—	—	—	—	—	281,131

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Swaps Currency Contracts	Futures Currency Contracts	Futures Interest Rate Contracts	Swaps Interest Rate Contracts	Options Written Equity/ Currency Contracts	Options Purchased Equity/ Currency Contracts	Forward Foreign Currency Exchange Contracts	Total
Series A (StylePlus—Large Core Series)	$2,304	$(5,029,384)	$—	$—	$—	$—	$—	$—	$—	$(5,027,080)
Series E (Total Return Bond Series)	—	—	—	—	—	—	89,055	(228,710)	—	(139,655)
Series J (StylePlus—Mid Growth Series)	(6,013)	(3,982,157)	—	—	—	—	—	—	—	(3,988,170)
Series M (Macro Opportunities Series)	—	(386,945)	(11,792)	—	—	37,430	27,767	(106,714)	(160,592)	(600,846)
Series N (Managed Asset Allocation Series)	(344,171)	—	—	(16,023)	(91,285)	—	—	—	—	(451,479)
Series P (High Yield Series)	—	—	—	—	—	—	—	—	(156,030)	(156,030)
Series X (StylePlus—Small Growth Series)	(3,398)	(1,007,509)	—	—	—	—	—	—	—	(1,010,907)
Series Y (StylePlus—Large Growth Series)	2,374	(649,493)	—	—	—	—	—	—	—	(647,119)
Series Z (Alpha Opportunity Series)	(117,204)	(651,173)	—	—	—	—	—	—	—	(768,377)

In conjunction with the use of short sales and derivative instruments, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

136 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at their annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Series A (StylePlus—Large Core Series)	0.75%
Series B (Large Cap Value Series)	0.65%
Series C (Money Market Series)	0.50%
Series D (World Equity Income Series)	0.70%
Series E (Total Return Bond Series)	0.50%
Series F (Floating Rate Strategies Series)	0.65%
Series J (StylePlus—Mid Growth Series)	0.75%
Series M (Macro Opportunities Series)	0.89%
Series N (Managed Asset Allocation Series)	0.65%
Series O (All Cap Value Series)	0.70%
Series P (High Yield Series)	0.60%
Series Q (Small Cap Value Series)	0.95%
Series V (Mid Cap Value Series)	0.75%
Series X (StylePlus—Small Growth Series)	0.85%
Series Y (StylePlus—Large Growth Series)	0.75%
Series Z (Alpha Opportunity Series)	1.25%

RFS is paid the following for providing transfer agent services to the Funds:

Annual charge per account	$5.00 – $8.00
Transaction fee	$0.60 – $1.10
Minimum annual charge per Fund†	$25,000
Certain out-of-pocket charges	Varies

†	Not subject to Funds during first twelve months of operations.

RFS also acts as the administrative agent for the Funds, and as such performs administrative functions and the bookkeeping, accounting and pricing functions for each Fund. For these services, RFS receives the following:

Fund	Fund Accounting/ Administrative Fees (as a % of Net Assets)
Series A (StylePlus—Large Core Series)	0.095%
Series B (Large Cap Value Series)	0.095%
Series C (Money Market Series)	0.095%
Series D (World Equity Income Series)	greater of 0.150% or $60,000
Series E (Total Return Bond Series)	0.095%
Series F (Floating Rate Strategies Series)	0.095%
Series J (StylePlus—Mid Growth Series)	0.095%
Series M (Macro Opportunities Series)	0.095%
Series N (Managed Asset Allocation Series)	greater of 0.150% or $60,000
Series O (All Cap Value Series)	0.095%
Series P (High Yield Series)	0.095%
Series Q (Small Cap Value Series)	0.095%
Series V (Mid Cap Value Series)	0.095%
Series X (StylePlus—Small Growth Series)	0.095%
Series Y (StylePlus—Large Growth Series)	0.095%
Series Z (Alpha Opportunity Series)	0.095%*

Minimum annual charge per Fund	$25,000
Certain out-of-pocket charges	Varies

*	Fee was reduced from 0.150% to 0.095% effective 01/26/15.

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 137

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Series E (Total Return Bond Series), Series F (Floating Rate Strategies Series), Series M (Macro Opportunities Series) and Series P (High Yield Series) have adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act that allows those Funds to pay distribution and shareholder services fees to GFD. The Funds will pay distribution and shareholder services fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD may, in turn, pay all or a portion of the proceeds from the distribution and shareholder services fees to insurance companies or their affiliates and qualified plan administrators (“intermediaries”) for services they provide on behalf of the Funds to current and prospective variable contract owners and qualified plan participants that invest in the Funds through the intermediaries.

The investment advisory contracts for the following Funds provide that the total expenses be limited to a percentage of average net assets for the Funds, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
Series C (Money Market Series)	0.50%	08/22/12	05/01/16
Series E (Total Return Bond Series)	0.81%	11/30/12	05/01/16
Series F (Floating Rate Strategies Series)	1.15%	04/22/13	05/01/16
Series M (Macro Opportunities Series)	1.45%	04/22/13	05/01/16
Series O (All Cap Value Series)	1.00%	11/30/12	05/01/16
Series P (High Yield Series)	1.07%	10/20/14	05/01/17
Series Z (Alpha Opportunity Series)	2.35%	11/30/12	05/01/16

GI is entitled to reimbursement by the Funds for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. At June 30, 2015, the amount of fees waived or expenses reimbursed that are subject to recoupment are presented in the following table:

Fund	Expires 2015	Expires 2016	Expires 2017	Expires 2018	Total
Series C (Money Market Series)	$—	$54,066	$179,834	$77,859	$311,759
Series E (Total Return Bond Series)	81,728	208,040	189,173	100,167	579,108
Series F (Floating Rate Strategies Series)	—	48,535	36,089	15,846	100,470
Series M (Macro Opportunities Series)	—	55,226	46,763	12,388	114,377
Series O (All Cap Value Series)	—	—	3,380	41	3,421
Series P (High Yield Series)	—	—	14,814	13,974	28,788
Series Z (Alpha Opportunity Series)	—	98,175	52,776	—	150,951

For the period ended June 30, 2015, $13,031 was recouped by GI from Series Z (Alpha Opportunities Series). There were no other amounts recouped by GI.

If a Fund invests in an affiliated fund, the investing Fund’s Adviser has agreed to waive fees at the investing fund level. Fee waivers will be calculated at the investing Fund level without regard to any expense cap, if any, in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI.

138 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

During the year ended June 30, 2015, the following funds waived advisory fees related to investments in affiliated Funds.

Fund	Amount
Series E (Total Return Bond Series)	$7,367
Series M (Macro Opportunities Series)	20,131
$27,498

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

At June 30, 2015, GI and its affiliates owned over twenty percent of the outstanding owned shares of the Funds, as follows:

Fund	Percent of outstanding shares owned
Series A (StylePlus—Large Core Series)	100%
Series B (Large Cap Value Series)	100%
Series C (Money Market Series)	98%
Series D (World Equity Income Series)	99%
Series E (Total Return Bond Series)	84%
Series F (Floating Rate Strategies Series)	41%
Series J (StylePlus—Mid Growth Series)	96%
Series M (Macro Opportunities Series)	88%
Series N (Managed Asset Allocation Series)	98%
Series O (All Cap Value Series)	99%
Series P (High Yield Series)	97%
Series Q (Small Cap Value Series)	95%
Series V (Mid Cap Value Series)	98%
Series X (StylePlus—Small Growth Series)	98%
Series Y (StylePlus—Large Growth Series)	96%
Series Z (Alpha Opportunity Series)	100%

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 139

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The following table summarizes the inputs used to value the Funds’ investments at June 30, 2015:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Series A (StylePlus—Large Core Series)	$218,632,916	$—	$17,575,583	$—	$—	$236,208,499
Series B (Large Cap Value Series)	260,636,362	—	—	—	—	260,636,362
Series C (Money Market Series)	17,285,960	—	56,873,284	—	—	74,159,244
Series D (World Equity Income Series)	169,425,278	—	—	—	—	169,425,278
Series E (Total Return Bond Series)	4,030,281	—	106,720,486	—	2,538,869	113,289,636
Series F (Floating Rate Strategies Series)	9,638,959	—	59,650,317	—	813,466	70,102,742
Series J (StylePlus—Mid Growth Series)	157,120,041	—	12,566,295	—	—	169,686,336
Series M (Macro Opportunities Series)	14,965,942	—	26,488,978	84,008	219,501	41,758,429
Series N (Managed Asset Allocation Series)	54,115,968	5,901	—	2,866	—	54,124,735
Series O (All Cap Value Series)	136,710,493	—	—	—	—	136,710,493
Series P (High Yield Series)	7,431,211	—	80,702,281	39,281	5,425,614	93,598,387
Series Q (Small Cap Value Series)	104,833,267	—	—	—	273	104,833,540
Series V (Mid Cap Value Series)	243,276,320	—	—	—	721	243,277,041
Series X (StylePlus—Small Growth Series)	35,836,986	—	3,769,411	365,056	—	39,971,453
Series Y (StylePlus—Large Growth Series)	34,429,246	—	3,713,368	—	—	38,142,614
Series Z (Alpha Opportunity Series)	12,363,653	—	—	—	—	12,363,653

Liabilities
Series A (StylePlus—Large Core Series)	$—	$6,228	$—	$4,375,129	$—	$4,381,357
Series E (Total Return Bond Series)	46,555	—	—	—	—	46,555
Series J (StylePlus—Mid Growth Series)	—	6,013	—	2,674,678	—	2,680,691
Series M (Macro Opportunities Series)	14,535	—	—	237,623	—	252,158
Series N (Managed Asset Allocation Series)	—	347,897	—	31,433	—	379,330
Series P (High Yield Series)	—	—	—	60,685	—	60,685
Series X (StylePlus—Small Growth Series)	—	2,621	—	—	—	2,621
Series Y (StylePlus—Large Growth Series)	—	7,991	—	663,036	—	671,027
Series Z (Alpha Opportunity Series)	10,883,030	—	—	501,166	—	11,384,196

*	Other financial instruments may include futures contracts, forward foreign currency exchange contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they may be computed by the Funds’ investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of certain Funds’ assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Funds’ fair valuation guidelines were recently revised to transition such monthly indicative quoted securities from Level 2 to Level 3.

140 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Fund	Category and Subcategory		Ending Balance at 06/30/15	Valuation Technique	Unobservable Inputs
	Investments, at value
Series E (Total Return Bond Series)	Corporate Bonds	$	$ 1,492,369	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
			202,020	Option Adjusted Spread off 60 day or greater broker mark over the 3 month LIBOR	Indicative Quote
	Preferred Stock		590,520	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Mortgage-Backed Securities		253,960	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Total		2,538,869

Series F (Floating Rate Strategies Series)	Senior Floating Rate Interests		813,466	Monthly Model Priced	Purchase Price

Series P (High Yield Series)	Senior Floating Rate Interests		3,790,205	Monthly Model Priced	Purchase Price
	Senior Floating Rate Interests		103,764	Option Adjusted Spread off 60 day or greater broker mark over the 3 month LIBOR	Indicative Quote
	Corporate Bonds		979,734	Monthly Model Priced	Purchase Price
	Corporate Bonds		533,460	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Preferred Stock		18,397	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Total		5,425,560

Any remaining Level 3 securities held by the Funds and excluded from the tables above, were not considered material to the Funds.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in the investment’s valuation changes. The Funds recognize transfers between the levels as of the beginning of the period. As of June 30, 2015, Series D (World Equity Income Series) had transfers between Level 1 and Level 2 due to utilizing international fair value pricing during the period. Series E (Total Return Bond Series) had securities with a total value of $1,230,850 transfer out of Level 3 due to changes in the securities valuation method. Series P (High Yield Series) had securities with a total value of $786,355 transfer out of Level 3 and a total value of $18,397 transfer from level 2 to level 3 due to changes in the securities valuation method. There were no other securities that transferred between levels.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 141

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets and liabilities for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2015:

LEVEL 3 – Fair value measurement using significant unobservable inputs

	Mortgage-Backed Securities	Preferred Stocks	Corporate Bond	Total
Series E (Total Return Bond Series)
Assets:
Beginning Balance	$1,234,897	$666,000	$1,995,917	$3,896,814
Sales, maturities and paydowns	(1,624)	—	(12,250)	(13,874)
Total change in unrealized gains or losses included in earnings	(413)	(75,480)	(37,328)	(113,221)
Transfers out of Level 3	(978,900)	—	(251,950)	(1,230,850)
Ending Balance	$253,960	$590,520	$1,694,389	$2,538,869

	Senior Floating Rate Interests	Total
Series F (Floating Rate Strategies Series)
Assets:
Beginning Balance	$798,535	$798,535
Purchases	21,257	21,257
Sales, maturities and paydowns	(7,345)	(7,345)
Total change in unrealized gains or losses included in earnings	1,018	1,018
Ending Balance	$813,466	$813,466

	Senior Floating Rate Interests	Common Stocks	Preferred Stocks	Corporate Bond	Total
Series P (High Yield Series)
Assets:
Beginning Balance	$4,010,846	$54	$—	$1,510,515	$5,521,414
Purchases	795,400	—	—	16,121	811,521
Sales, maturities and paydowns	(16,282)	—	—	(8,125)	(24,407)
Total realized gains or losses included in earnings	—	—	—	—	—
Total change in unrealized gains or losses included in earnings	(109,640)	—	(9,076)	(5,317)	(124,032)
Transfers in Level 3	—	—	27,472	—	27,472
Transfers out of Level 3	(786,355)	—	—	—	(786,355)
Ending Balance	$3,893,969	$54	$18,397	$1,513,194	$5,425,614

5. Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

142 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Series M (Macro Opportunities Series)	Swap agreements	$2,446	$—	$2,446	$2,446	$—	$—
Forward foreign currency exchange contracts		9,786	—	9,786	9,786	—	—
Series P (High Yield Series)	Forward foreign currency exchange contracts	39,281	—	39,281	39,281	—	—
Series X (StylePlus—Small Growth Series)	Swap equity contracts	365,056	—	365,056	—	10,000	355,056

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 143

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Series A (StylePlus—Large Core Series)	Swap equity contracts	$4,375,129	$—	$4,375,129	$—	$4,375,129	$—
Series E (Total Return Bond Series)	Reverse repurchase agreements	11,508,753	—	11,508,753,	11,508,753	—	—
Series J (StylePlus—Mid Growth Series)	Swap equity contracts	2,674,678	—	2,674,678	—	—	2,674,678
Series M (Macro Opportunities Series)	Reverse repurchase agreements	1,669,368	—	1,669,368	1,669,368	—	—
Swap agreements		146,374	—	146,374	—	88,769	57,605
Forward foreign currency exchange contracts		20,463	—	20,463	9,786	—	10,677
Series P (High Yield Series)	Forward foreign currency exchange contracts	60,685	—	60,685	39,281	—	21,404
Reverse repurchase agreements		11,828,229	—	11,828,229	11,828,229	—	—
Series Y (StylePlus—Large Growth Series)	Swap equity contracts	663,036	—	663,036	—	663,036	—
Series Z (Alpha Opportunity Series)	Swap equity contracts	501,166	—	501,166	—	501,166	—

[1]	Exchange-traded futures and Centrally cleared swap agreements are excluded from these reported amounts.

6. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

144 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

At June 30, 2015, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Series A (StylePlus—Large Core Series)	$233,925,825	$3,571,845	$(1,289,171)	$2,282,674
Series B (Large Cap Value Series)	214,528,071	55,240,020	(9,131,729)	46,108,291
Series C (Money Market Series)	74,157,801	2,657	(1,214)	1,443
Series D (World Equity Income Series)	172,679,892	6,678,575	(9,933,189)	(3,254,614)
Series E (Total Return Bond Series)	114,206,528	2,283,998	(3,200,890)	(916,892)
Series F (Floating Rate Strategies Series)	70,300,773	366,004	(564,035)	(198,031)
Series J (StylePlus—Mid Growth Series)	168,488,320	2,377,379	(1,179,363)	1,198,016
Series M (Macro Opportunities Series)	41,942,595	320,741	(588,915)	(268,174)
Series N (Managed Asset Allocation Series)	46,893,237	7,555,775	(333,044)	7,222,731
Series O (All Cap Value Series)	112,596,056	29,907,131	(5,792,694)	24,114,437
Series P (High Yield Series)	97,541,948	967,311	(4,950,153)	(3,982,842)
Series Q (Small Cap Value Series)	96,432,529	17,443,061	(9,042,050)	8,401,011
Series V (Mid Cap Value Series)	218,232,533	41,915,259	(16,870,751)	25,044,508
Series X (StylePlus—Small Growth Series)	39,188,515	780,430	(362,548)	417,882
Series Y (StylePlus—Largel Growth Series)	37,743,913	611,780	(213,079)	398,701
Series Z (Alpha Opportunity Series)	12,654,978	484,915	(776,240)	(291,325)

7. Securities Transactions

For the period ended June 30, 2015, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Series A (StylePlus—Large Core Series)	$78,857,559	$82,974,312
Series B (Large Cap Value Series)	32,717,043	48,257,633
Series C (Money Market Series)	—	6,069
Series D (World Equity Income Series)	111,328,307	116,498,433
Series E (Total Return Bond Series)	30,692,609	49,833,506
Series F (Floating Rate Strategies Series)	25,098,167	8,877,385
Series J (StylePlus—Mid Growth Series)	61,208,195	54,556,892
Series M (Macro Opportunities Series)	10,632,505	3,895,759
Series N (Managed Asset Allocation Series)	641,570	4,768,546
Series O (All Cap Value Series)	18,873,692	26,488,396
Series P (High Yield Series)	63,793,030	60,239,666
Series Q (Small Cap Value Series)	31,349,054	46,806,693
Series V (Mid Cap Value Series)	57,978,446	81,880,805
Series X (StylePlus—Small Growth Series)	14,078,365	12,940,988
Series Y (StylePlus—Large Growth Series)	11,720,808	10,558,819
Series Z (Alpha Opportunity Series)	3,339,638	2,456,418

8. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 145

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2014 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Transactions during the period ended June 30, 2015 in which the portfolio company is an “affiliated person” are as follows:

Affiliated issuers by Fund	Value 12/31/14	Additions	Reductions	Value 06/30/15	Shares 06/30/15	Investment Income	Realized Gain (Loss)
Series A (StylePlus—Large Core Series)
Guggenheim Strategy Fund I	$41,551,695	$14,783,343	$(10,000,000)	$46,490,370	1,865,585	$284,842	$(40,161)
Guggenheim Strategy Fund II	18,045,743	35,400,953	—	53,528,682	2,148,883	301,653	—
Guggenheim Strategy Fund III	12,011,805	5,141,011	—	17,219,853	689,898	140,815	—
Guggenheim Variable Insurance Strategy Fund III	55,514,847	553,507	—	56,359,624	2,257,093	556,246	—
	$127,124,090	$55,878,814	$(10,000,000)	$173,598,529		$1,283,556	$(40,161)

Series E (Total Return Bond Series)
Guggenheim Strategy Fund I	$—	$2,756,657	$—	$2,759,875	110,749	$69,488	$—
Guggenheim Total Return Bond Fund - Institutional Class	12,126,325	61,870	(12,241,281)	—	—	62,831	(1,070)
	$12,126,325	$2,818,527	$(12,241,281)	$2,759,875		$132,319	$(1,070)

Series J (StylePlus—Mid Growth Series)
Guggenheim Strategy Fund I	$26,908,165	$16,914,265	$(5,000,000)	$38,940,949	1,562,638	$215,236	$(20,080)
Guggenheim Strategy Fund II	13,035,663	21,794,166	—	34,883,012	1,400,362	194,671	—
Guggenheim Strategy Fund III	9,259,798	5,609,900	—	14,921,395	597,812	109,965	—
Guggenheim Variable Insurance Strategy Fund III	37,694,577	375,831	—	38,268,180	1,532,566	377,691	—
	$86,898,203	$44,694,162	$(5,000,000)	$127,013,536		$897,563	$(20,080)

Series M (Macro Opportunities Series)
Guggenheim Limited Duration Fund - Institutional Class	$5,512,035	$2,312,032	$—	$7,822,024	315,277	$112,564	$—
Guggenheim Strategy Fund I	—	1,001,288	—	1,001,288	40,180	1,288	—
Guggenheim Macro Opportunities Fund - Institutional Class	1,511,390	36,256	—	1,534,386	57,619	36,353	—
	$7,023,425	$3,349,576	$—	$10,357,698		$150,205	$—

Series N (Managed Asset Allocation Series)
Guggenheim Strategy Fund I	$1,407,023	$8,758	$—	$1,420,326	56,995	$8,808	$—
Guggenheim Strategy Fund II	3,113,649	16,193	(1,000,000)	2,134,956	85,707	16,313	(5,231)
Guggenheim Strategy Fund III	1,124,222	10,949	—	1,140,617	45,698	11,005	—
Guggenheim Variable Insurance Strategy Fund III	12,480,958	124,440	—	12,670,882	507,444	125,057	—
	$18,125,852	$160,340	$(1,000,000)	$17,366,781		$161,183	$(5,231)

Series X (StylePlus—Small Growth Series)
Guggenheim Strategy Fund I	$5,862,616	$4,396,690	$(1,600,000)	$8,685,109	348,520	$46,902	$(1,707)
Guggenheim Strategy Fund II	2,704,956	4,139,460	—	6,855,504	275,211	39,565	—
Guggenheim Strategy Fund III	700,390	2,519,982	—	3,227,785	129,318	19,947	—
Guggenheim Variable Insurance Strategy Fund III	8,537,623	85,124	—	8,667,542	347,118	85,545	—
	$17,805,585	$11,141,256	$(1,600,000)	$27,435,940		$191,959	$(1,707)

Series Y (StylePlus—Large Growth Series)
Guggenheim Strategy Fund I	$6,012,202	$3,298,028	$(500,000)	$8,836,392	354,590	$48,245	$(2,008)
Guggenheim Strategy Fund II	3,005,980	4,545,104	—	7,564,389	303,669	45,221	—
Guggenheim Strategy Fund III	1,653,440	820,453	—	2,483,349	99,493	20,435	—
Guggenheim Variable Insurance Strategy Fund III	8,034,473	80,107	—	8,156,736	326,661	80,504	—
	$18,706,095	$8,743,692	$(500,000)	$27,040,866		$194,405	$(2,008)

146 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

9. Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of June 30, 2015. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of June 30, 2015, were as follows:

Borrower	Maturity Date	Face Amount	Value
Series F (Floating Rate Strategies Series)
Acrisure LLC	5/19/2022	$30,659	$301
Authentic Brands	5/27/2021	35,000	—
Informatica Corp.	5/18/2016	200,000	—
Rite Aid Corp.	8/10/2015	200,000	—
SS&C Technologies, Inc.	2/27/2016	200,000	—
		$665,659	$301

Series M (Macro Opportunities Series)
Rite Aid Corp.	8/10/2015	$100,000	$—

Series P (High Yield Series)
Acosta, Inc.	9/26/2019	$1,000,000	$—
Advantage Sales & Marketing, Inc.	7/25/2019	900,000	94,441
BBB Industries, LLC	11/4/2019	548,036	66,368
Deltek, Inc.	6/25/2020	450,000	—
Epicor Software	6/1/2020	600,000	73,561
Eyemart Express	12/18/2019	400,000	43,383
Informatica Corp.	5/18/2016	400,000	—
Intertrust Group	2/15/2019	350,000	17,865
McGraw-Hill Global Education Holdings LLC	3/22/2018	1,000,000	74,032
Rite Aid Corp.	8/10/2015	200,000	—
Signode Industrial Group US, Inc.	5/1/2019	1,600,000	153,011
SS&C Technologies, Inc.	2/27/2016	550,000	—
		$7,998,036	$522,661

10. Line of Credit

The Trust secured a committed $625,000,000 line of credit from Citibank, N.A. with no set termination date for all the Funds, except the Alpha Opportunity Fund. This line of credit is reserved for emergency or temporary purposes. Fees related to borrowings, if any, vary under this arrangement between the greater of LIBOR and the Fed Funds rate, plus 1.25%. The Funds also pay a commitment fee at an annualized rate of 0.07% of the average daily amount of their unused commitment amount. The Funds did not have any borrowings under this agreement at June 30, 2015.

11. Other Liabilities

Series A (StylePlus—Large Core Series) and Series V (Mid Cap Value Series) each wrote put option contracts through Lehman Brothers, Inc. (“Lehman”) that were exercised prior to the option contracts expiration and prior to the bankruptcy filing by Lehman, during September 2008. However, these transactions have not settled and the securities have not been delivered to the Funds as of June 30, 2015.

Although the ultimate resolution of these transactions is uncertain, the Funds have recorded a liability on their respective books equal to the difference between the strike price on the put options and the market prices of the underlying security on the exercise date. The amount of liability recorded by the Funds as of June 30, 2014 was $18,615 for Series A (StylePlus—Large Core Series) and $205,716 for Series V (Mid Cap Value Series).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 147

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

12. Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

For the year ended June 30, 2015, the following Funds entered into reverse repurchase agreements:

Fund	Number of Days Outstanding	Balance at June 30, 2015	Average Balance outstanding	Average Interest Rate
Series E (Total Return Bond Series)	181	$11,508,753	$8,806,263	0.32%
Series M (Macro Opportunities Series)	181	1,669,368	591,081	0.28%
Series P (High Yield Series)	181	11,828,229	11,196,815	0.27%

13. Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board of Trustees:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Series E (Total Return Bond Series)	Cadence Bank North America
	6.25% due 06/28/29	06/06/14	$150,000	$153,375
	Cadence Financial Corp.
	4.87% due 06/28/19	06/06/14	100,000	100,750
			250,000	254,125
Series M (Macro Opportunities Series)	Cadence Financial Corp.
	4.87% due 06/28/19	06/06/14	100,000	100,750

Series P (High Yield Series)	Pacific Premier Bancorp, Inc.
	5.75% due 09/03/24	08/25/14	1,250,000	1,290,625
	American SeafoodsGroup LLC/American
	Seafoods Finance, Inc. 10.75% due 05/15/16	07/31/14	299,136	295,500
	Nathan's Famous, Inc. 10.00% due 03/15/20	02/27/15	255,786	268,750
	IronGate Energy Services LLC
	11.% due 07/01/18	07/10/13	147,313	109,275
			1,952,235	1,964,150

14. Legal Proceedings

Tribune Company

SBL Fund has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the SBL Fund of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune Company insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the SBL Fund, the proceeds they received in connection with the LBO.

148 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). SBL Fund has been named as a defendant in two of the SLCFC actions: Deutsche Bank Trust Co. Americas v. Ohlson Enter., No. 12-0064 (S.D.N.Y.) and Deutsche Bank Trust Co. Americas v. Cantor Fitzgerald & Co., No. 11-4900 (S.D.N.Y.). In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. The SLCFC appeals have been fully briefed, and oral argument in front of the U.S. Court of Appeals for the Second Circuit occurred on November 5, 2014. The Court has not yet issued a decision on the appeals.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

None of these lawsuits alleges any wrongdoing on the part of Guggenheim Variable Funds Trust f/k/a SBL Fund. The following series of Guggenheim Variable Funds Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Series A (StylePlus – Large Core Series) f/k/a Series H (Enhanced Index Series), Series N (Managed Asset Allocation Series) and Series O (All Cap Value Series) (the “Funds”). The value of the proceeds received by the foregoing Funds was $158,950, $51,000 and $3,774,000, respectively. At this stage of the proceedings, Guggenheim Variable Funds Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

SBL Fund may be a putative member of the proposed defendant class in Weisfelner, as Trustee of the LB Creditor Trust, v. Reichman (In re Lyondell Chemical Co.), Adversary Proceeding No. 12-1570 (Bankr. S.D.N.Y.) (the “Reichman action”).

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

On April 7, 2014, the plaintiff filed a Third Amended Complaint. In the related action entitled Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adversary Proceeding No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust action”), the plaintiff also filed a Second Amended Complaint that alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer. A third related action against the former Lyondell shareholders, Weisfelner, as Trustee of the LB Creditor Trust v. Reichman, Adversary Proceeding No. 12-1570 (Bankr. S.D.N.Y.) (the “Reichman action”), is pending as well.

On May 8, 2014, the plaintiff in the Litigation Trust action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction.

On July 30, 2014, the defendants filed a motion to dismiss these lawsuits. The Court held oral argument on the motions to dismiss and on the motion for class certification on January 14 and January 15, 2015. The Court has not yet issued decisions on these motions. Discovery has commenced in these lawsuits..

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 149

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(concluded)

This lawsuit does not allege any wrongdoing on the part of Guggenheim Variable Funds Trust f/k/a SBL Fund. The following series of Guggenheim Variable Funds Trust received cash proceeds from the cash out merger in the following amounts: Series N (Managed Asset Allocation Series) - $28,800. At this stage of the proceedings, Guggenheim Variable Funds Trust is not able to make a reliable predication as to the outcome of this lawsuit or the effect, if any, on a Fund’s net asset value.

15. New Accounting Pronouncement

In June 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2014-11, Transfers and Servicing, which addresses concerns about current accounting and disclosures for repurchase agreements and similar transactions. The new disclosure is effective for Funds whose annual periods begin on or after December 31, 2014 and for interim periods beginning on or after March 31, 2015. Management is evaluating the impact of this update on its current disclosures.

150 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In each Fund’s registration statement, the Funds have investment policies relating to concentration in specific industries. For purposes of these investment policies, the Funds usually classify industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Approval of Advisory Agreements — Guggenheim Variable Funds Trust

Guggenheim Variable Funds Trust (the “Trust”) was organized as a Delaware statutory trust on November 8, 2013, and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust includes the following series:

● Series A (StylePlus—Large Core Series)	● Series B (Large Cap Value Series)
● Series C (Money Market Series)	● Series D (World Equity Income Series)
● Series E (Total Return Bond Series)	● Series F (Floating Rate Strategies Series)
● Series J (StylePlus—Mid Growth Series)	● Series M (Macro Opportunities Series)
● Series N (Managed Asset Allocation Series)	● Series O (All Cap Value Series)
● Series P (High Yield Series)	● Series Q (Small Cap Value Series)
● Series V (Mid Cap Value Series)	● Series X (StylePlus—Small Growth Series)
● Series Y (StylePlus—Large Growth Series)	● Series Z (Alpha Opportunity Series)

With the exception of Series F (Floating Rate Strategies Series) and Series M (Macro Opportunities Series), Security Investors, LLC, also known as Guggenheim Investments, (“Security Investors”), an indirect subsidiary of Guggenheim Partners, LLC, a global, diversified financial services firm (“Guggenheim Partners”), serves as investment adviser to each series of the Trust (collectively referred to herein as the “SI-Advised Funds”). Guggenheim Partners Investment Management, LLC (“GPIM”) serves as investment adviser to Series F and Series M of the Trust (together, the “GPIM-Advised Funds” and together with the SI-Advised Funds, the “Funds” and individually, a “Fund”). (Guggenheim Partners, Security Investors, GPIM and their affiliates may be referred to herein collectively as “Guggenheim”.) Under the supervision of the Trust’s Board of Trustees (the “Board,” with the members of the Board referred to individually as the “Trustees”), each of Security Investors and GPIM (each an “Adviser” and together, the “Advisers”) regularly provides investment research, advice and supervision, and a continuous investment program, and directs the purchase and sale of securities and other investments for each Fund’s portfolio. The Trust and Security Investors have entered into an investment advisory agreement with respect to the SI-Advised Funds, and the Trust and GPIM have entered into an investment advisory agreement with respect to the GPIM-Advised Funds (together, the “Advisory Agreements” and each, an “Advisory Agreement”).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 151

OTHER INFORMATION (Unaudited)(continued)

Following an initial two-year term, the Advisory Agreements continue in effect from year to year provided that such continuance is specifically approved at least annually by (i) the Board or a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, and, in either event, (ii) the vote of a majority of the Trustees who are not “interested persons,” as defined by the 1940 Act, of the Trust (the “Independent Trustees”) casting votes in person at a meeting called for such purpose. At meetings held in person on April 29, 2015 (the “April Meeting”) and on May 19, 2015 (the “May Meeting”), the members of the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreements in connection with the Committee’s annual contract review schedule. As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”). Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreements and other principal contracts. In this connection, Independent Legal Counsel advised the Committee of: (i) the responsibilities of board members under applicable law; (ii) the standards for determining what constitutes an excessive fee as delineated by the courts and the factors the Trustees should consider in determining whether to approve the fee arrangements; and (iii) the disclosure requirements pertaining to these approvals, as required by the Securities and Exchange Commission. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. Recognizing that the evaluation process with respect to the services provided by each of the Advisers is an ongoing one, the Committee also considered the variety of written materials, reports and oral presentations it received (and also received by the full Board) throughout the year regarding performance and operating results of the Funds.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help boards of directors/trustees fulfill their advisory contract renewal responsibilities. The objective of the reports is to present the subject funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. Guggenheim prepared a presentation in response to a formal request for information sent by Independent Legal Counsel on behalf of the Independent Trustees. In addition, Guggenheim made a presentation at the April Meeting, which addressed areas identified for discussion by the Committee Chair and Independent Legal Counsel. Throughout the process, the Committee asked questions of management and requested certain additional information which Guggenheim provided following the April Meeting (collectively with the foregoing reports and materials, the “Contract Materials”).

Among other things, Guggenheim provided: (i) staffing reports and biographies of those key personnel of each Adviser providing services to the Funds; (ii) descriptions of various services performed by Guggenheim for the provision of a continuous investment program for each Fund, monitoring compliance with Fund investment strategies and statutory requirements, reviewing trading processes and conducting investment performance analyses; (iii) information regarding each Adviser’s compliance and regulatory history, including its Form ADV; and (iv) information concerning the parent company and overall Guggenheim organization and strategic plans and goals, all to assist the Committee in assessing the nature, extent and quality of services provided by each of Security Investors and GPIM, respectively. In addition, Guggenheim’s response included information comparing the investment performance, advisory fees and total expenses of the Funds to other funds (including such information presented in the FUSE reports as well as supplemental information prepared by Guggenheim), charts showing gross revenues, expenses and earnings for Guggenheim by product line and each Fund, including a breakout of various expenses, a description of Guggenheim’s expense allocation methodology and information about the profitability of the Funds to Guggenheim Investments (the investment management business of Guggenheim Partners), financial information for Guggenheim Investments, and certain information about Guggenheim’s insurance policies, business continuity plan, proxy voting procedures, trade allocation, shareholder communications and compliance monitoring, among other things.

The Committee considered the foregoing Contract Materials in the context of its substantial accumulated experience governing the Trust and weighed the factors and standards discussed with Independent Legal Counsel. Following an analysis and discussion of the factors identified below and in the exercise of its business judgment, the Committee concluded that it was in the best interests of the Funds to recommend that the Board approve the renewal of each Advisory Agreement for an additional 12-month term.

152 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(continued)

Nature, Extent and Quality of Services Provided by each Adviser: With respect to the nature, extent and quality of services currently provided by each Adviser, the Committee considered the information provided by Guggenheim concerning the education, experience, professional affiliations, areas of responsibility and duties of key personnel performing services for the Funds, including those personnel providing compliance oversight. In this connection, the Committee considered Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds and noted Guggenheim’s report on recent additions and departures in personnel who work on matters relating to the Funds or are significant to the operations of each Adviser. The Committee also considered the Advisers’ attention to relevant developments in the mutual fund industry and its observance of compliance and regulatory requirements and noted that on a regular basis the Board receives and reviews information from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. In addition, the Committee took into account the various compliance and risk management initiatives undertaken by Guggenheim, including, among other things, the hiring of additional staff to support the firm’s Chief Risk Officer, initiatives related to the risks associated with the investment process and risk at the enterprise level, the organization’s risk management infrastructure and critical activities. The Committee also considered Guggenheim’s other initiatives intended to achieve greater enhancements and efficiencies in the organization’s ability to provide services to all of the registered investment companies for which Security Investors, GPIM or another Guggenheim affiliate serves as investment adviser/manager (including the Funds), such as efforts to consolidate compliance manuals and align processes of the Funds with those of other Funds managed by the Advisers or another Guggenheim affiliate. Moreover, in connection with the Committee’s evaluation of the overall package of services provided by each Adviser, the Committee considered each Adviser’s administrative capabilities, including its role in monitoring and coordinating compliance responsibilities with the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds.

With respect to Guggenheim’s resources and the ability of each Adviser to carry out its responsibilities under the applicable Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee certain unaudited financial information concerning the Advisers’ parent company, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”). (The Committee received the audited consolidated financial statements of GPIMH once available following the April Meeting.)

The Committee also considered the acceptability of the terms of each Advisory Agreement (including the scope of services required to be performed by each Adviser). Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and at the May Meeting, as well as other considerations, including the Committee’s knowledge of each Adviser’s quality of performance of its duties through Board meetings, discussions and reports during the year, the Committee concluded that each Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under each Advisory Agreement with respect to the Funds.

Investment Performance: The Committee received for each Fund investment returns for the five-year, three-year, one-year and three-month periods ended December 31, 2014, as applicable. In addition, the Committee received a comparison of each Fund’s performance to the performance of a benchmark, a peer group of similar funds and a broader universe of funds identified by FUSE, in each case for the same periods and, with respect to performance universe rankings, also for the ten-year period ended December 31, 2014, as applicable. The Committee received from FUSE representatives and considered a description of the methodology employed by FUSE for identifying each Fund’s peer group and universe for performance and expense comparisons.

In seeking to evaluate Fund performance over a full market cycle, the Committee generally focused its attention first on five-year and three-year performance rankings as compared to the relevant universe of funds, but also considered more recent performance periods, including the one-year period and, as deemed appropriate, the three-month period, for certain Funds such as for those Funds that were recently launched or had undergone recent changes in the composition of the portfolio management team and/or the investment strategies employed. In this connection, the Committee made the following observations:

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 153

OTHER INFORMATION (Unaudited)(continued)

●

Series A (StylePlus—Large Core Series): The Fund implemented a strategy change and a new portfolio management team in May 2013. In light of the foregoing, the Committee focused on performance for the one-year period ended December 31, 2014 and observed that the Fund outperformed its performance universe median, ranking in the 6th percentile of its performance universe. The Committee also noted that the Fund outperformed its benchmark, the S&P 500 Index, for the one-year period ended December 31, 2014.

●

Series B (Large Cap Value Series): The Fund underperformed its performance universe median for the five-year, three-year and one-year periods ended December 31, 2014, and ranked in the 73rd, 68th and 71st percentiles, respectively. In analyzing this performance data, the Committee considered management’s discussion of the effect that stock selection had on the Fund’s performance. The Committee also noted recent measures taken by the Adviser to remedy relative underperformance, including enhancements to the portfolio analytics process with additional risk controls. The Committee took into account the presentations by the Fund’s portfolio management team at recent Board meetings and the team’s view that, although market conditions over the past several years had posed challenges for disciplined, long-term value investors, the long-term investment process employed for the Fund remains effective. The Committee also considered subsequent discussions with Guggenheim’s Assistant Chief Investment Officer (Equities) and the Managing Director of Equities concerning the portfolio management team’s investment thesis and portfolio construction processes and the continued confidence expressed by Guggenheim management in the portfolio management team’s capabilities. In this connection, the Committee observed that the Fund outperformed its performance median universe for the ten-year period ended December 31, 2014, ranking in the 18th percentile. The Committee also noted Guggenheim’s commitment to monitor the Fund’s performance and update the Independent Trustees on a quarterly basis as to the impact of the process enhancements implemented to-date and advise on other steps that might be taken to address the Fund’s underperformance, if necessary.

●

Series C (Money Market Series): The Fund underperformed its performance universe median for the five-year, three-year and one-year periods ended December 31, 2014. The Committee concluded that other factors relevant to performance were sufficient to warrant continuation of the Advisory Agreement. In this connection, the Committee considered Guggenheim’s statement that underperformance is a result of a low interest rate environment and the Fund’s floating net asset value structure. The Committee also considered specifically the purpose of this Fund within the overall product structure and its intended function as a liquid, cash-equivalent accommodation vehicle for separate account investors. In addition, the Committee noted Guggenheim’s statement that in connection with recent money market fund reform and the approaching compliance dates in 2016, management is undertaking a review of the Fund to evaluate future strategic options.

●

Series D (World Equity Income Series): The Fund implemented a strategy change and a new portfolio management team in August 2013. In light of the foregoing, the Committee focused on performance for the one-year period ended December 31, 2014 and observed that the Fund outperformed its performance universe median, ranking in the 29th percentile of its performance universe.

●

Series E (Total Return Bond Series): The Fund outperformed its performance universe median for the five-year, three-year and one-year periods ended December 31, 2014, ranking in the 20th, 7th and 1st percentiles, respectively, of its performance universe.

●

Series F (Floating Rate Strategies Series): The returns of the Fund outperformed the performance universe median for the one-year and three-month periods ended December 31, 2014, ranking in the 1st and 17th percentiles, respectively, of its performance universe. The Fund, which commenced operations in April 2013, also outperformed its benchmark, the Credit Suisse Leveraged Loan Index, over the same periods.

●

Series J (StylePlus—Mid Growth Series): The Fund outperformed its performance universe median for the five-year, three-year and one-year periods ended December 31, 2014, ranking in the 44th, 39th and 7th percentiles, respectively, of its performance universe.

154 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(continued)

●

Series M (Macro Opportunities Series): The Fund, which commenced operations in April 2013, outperformed its performance universe median and ranked in the first percentile for the one-year and three-month periods ended December 31, 2014. The Committee also took into account that the Fund outperformed its benchmark, the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index, over the same periods.

●

Series N (Managed Asset Allocation Series): The Fund’s performance for the five-year, three-year and one-year periods ended December 31, 2014, ranked in the 74th, 64th and 55th percentiles, respectively, of its performance universe and in the 48th percentile of its performance universe for the three-month period. In this connection, the Committee observed that Fund’s performance relative to its performance universe is trending in a positive direction. The Committee also took into account Guggenheim’s statement that the Fund has outperformed its peer group median for the five-year, three-year and three-month periods ended December 31, 2014.

●

Series O (All Cap Value Series): The Fund underperformed its performance universe median for the five-year, three-year and one-year periods ended December 31, 2014, ranking in the 82nd, 72nd and 89th percentiles, respectively, of its performance universe. In analyzing this performance data, the Committee considered management’s discussion of the effect that stock selection had on the Fund’s performance. The Committee also noted recent measures taken by the Adviser to remedy relative underperformance, including enhancements to the portfolio analytics process with additional risk controls. The Committee took into account the presentations by the Fund’s portfolio management team at recent Board meetings and the team’s view that, although market conditions over the past several years had posed challenges for disciplined, long-term value investors, the long-term investment process employed for the Fund remains effective. The Committee also considered subsequent discussions with Guggenheim’s Assistant Chief Investment Officer (Equities) and the Managing Director of Equities concerning the portfolio management team’s investment thesis and portfolio construction processes and the continued confidence expressed by Guggenheim management in the portfolio management team’s capabilities. In addition, the Committee noted Guggenheim’s commitment to monitor the Fund’s performance and update the Independent Trustees on a quarterly basis as to the impact of the process enhancements implemented to-date and advise on other steps that might be taken to address the Fund’s underperformance, if necessary.

●

Series P (High Yield Series): The Fund’s returns for the five-year, three-year and one-year periods ended December 31, 2014, ranked in the 72nd, 48th and 28th percentiles, respectively, of its performance universe.

●

Series Q (Small Cap Value Series): The Fund underperformed its performance universe median for the five-year, three-year and one-year periods ended December 31, 2014, ranking in the 67th, 56th and 100th percentiles, respectively, of its performance universe. In analyzing this performance data, the Committee considered management’s discussion of the effect that stock selection had on the Fund’s performance. The Committee also noted recent measures taken by the Adviser to remedy relative underperformance, including enhancements to the portfolio analytics process with additional risk controls. The Committee also took into account the presentations by the Fund’s portfolio management team at recent Board meetings and the team’s view that, although market conditions over the past several years had posed challenges for disciplined, long-term value investors, the long-term investment process employed for the Fund remains effective. In this connection, the Committee noted that the Fund outperformed its performance universe median for the ten-year period ended December 31, 2014, ranking in the 4th percentile. The Committee also considered subsequent discussions with Guggenheim’s Assistant Chief Investment Officer (Equities) and the Managing Director of Equities concerning the portfolio management team’s investment thesis and portfolio construction processes and the continued confidence expressed by Guggenheim management in the portfolio management team’s capabilities. In addition, the Committee noted Guggenheim’s commitment to monitor the Fund’s performance and update the Independent Trustees on a quarterly basis as to the impact of the process enhancements implemented to-date and advise on other steps that might be taken to address the Fund’s performance, if necessary.

●

Series V (Mid Cap Value Series): The Fund underperformed its performance universe median for the five-year, three-year and one-year periods ended December 31, 2014, ranking in the 100th percentile for the five-year and three-year periods and in the 82nd percentile for the one-year period. In analyzing this performance data, the Committee considered management’s discussion of the effect that stock selection had on the Fund’s performance. The Committee also noted recent measures taken by the Adviser to remedy relative underperformance, including

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 155

OTHER INFORMATION (Unaudited)(continued)

enhancements to the portfolio analytics process with additional risk controls. The Committee took into account the presentations by the Fund’s portfolio management team at recent Board meetings and the team’s view that, although market conditions over the past several years had posed challenges for disciplined, long-term value investors, the long-term investment process employed for the Fund remains effective. The Committee also considered subsequent discussions with Guggenheim’s Assistant Chief Investment Officer (Equities) and the Managing Director of Equities concerning the portfolio management team’s investment thesis and portfolio construction processes and the continued confidence expressed by Guggenheim management in the portfolio management team’s capabilities. In this connection, the Committee noted that the Fund outperformed its performance universe median for the ten-year period ended December 31, 2014, ranking in the 25th percentile. The Committee also considered Guggenheim’s commitment to monitor the Fund’s performance and update the Independent Trustees on a quarterly basis as to the impact of the process enhancements implemented to-date and advise on other steps that might be taken to address the Fund’s underperformance, if necessary.

●

Series X (StylePlus—Small Growth Series): The Fund implemented a strategy change and new portfolio management team in May 2013. In light of the foregoing, the Committee focused on performance for the one-year period ended December 31, 2014 and observed that the Fund outperformed its performance universe median, ranking in the 9th percentile of its performance universe.

●

Series Y (StylePlus—Large Growth Series): The Fund implemented a strategy change and new portfolio management team in May 2013. In light of the foregoing, the Committee focused on performance for the one-year period ended December 31, 2014 and observed that the Fund outperformed its performance universe median, ranking in the 4th percentile of its performance universe.

●

Series Z (Alpha Opportunity Series): The Committee noted that the Fund implemented a strategy change and a new portfolio management team in January 2015. In light of various changes to this Fund, including the resignation of Mainstream Investment Advisors, LLC, effective September 30, 2013, as the Fund’s sub-adviser for the domestic long/short sub-portfolio of the Fund and the assumption by Security Investors of such investment management responsibility, the impact on portfolio management as a result of the Lehman bankruptcy,[1] and subsequent changes to the Fund’s investment strategies, a reduction in the fund accounting and administration fee and the re-opening of the Fund to new subscriptions, the Committee considered more recent performance periods, including the one-year period and the three-month period. The Committee observed that the Fund’s return equaled the performance universe median for the one-year period ended December 31, 2014, and outperformed the performance universe median for the three-month period ended December 31, 2014, ranking in the 25th percentile of its performance universe.

After reviewing the foregoing and related factors, the Committee concluded, within the context of its overall conclusions regarding the Advisory Agreements, that: (i) each Fund’s performance was acceptable; or (ii) it was satisfied with Guggenheim’s responses and efforts relating to investment performance.

Comparative Fees, Costs of Services Provided and the Profits Realized by the Investment Manager from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee and total net expense ratio to the applicable peer group and universe of funds. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements) of the peer group of funds. In addition, the Committee considered each Fund’s advisory fee as compared to the advisory fee charged by the applicable Adviser to another fund with a similar investment objective and strategies, as applicable, noting that, in certain instances, the Adviser charges a lower advisory fee to other clients for which it provides comparable services. In this regard, the Committee considered Guggenheim’s explanation that lower fees are charged in certain instances due to numerous factors, including the scope of contract, types of investors, applicable regulatory and legal structures, tax status, and for historical pricing reasons.

[1]

The Committee considered the circumstances that affected the management of the Fund as a result of the Fund’s prime broker, Lehman Brothers International Europe (“LBIE”), being placed into administration on September 15, 2008. The Fund’s exposure to LBIE had consisted of short sale proceeds held by LBIE, and restricted long positions held at the Fund’s custodian, as collateral for such short sales, which limited the management of the portfolio.

156 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(continued)

In further considering the comparative fee and expense data presented in the Contract Materials and addressed by Guggenheim, the Committee made the following observations:

●

Series A (StylePlus—Large Core Series): The Fund’s contractual advisory fee and total net expense ratio are in the fourth quartile of the peer group. The Committee observed that the Fund’s contractual advisory fee is 0.10% above the peer group median and considered Guggenheim’s statement that the range of advisory fees within the peer group is large (0.79% to 0.39%). The Committee noted that the Adviser has entered into an expense limitation agreement with respect to the Fund.

●

Series C (Money Market Series): The Fund’s contractual advisory fee and total net expense ratio are both in the fourth quartile of the peer group. The Committee observed that the Fund’s contractual advisory fee is 0.07% higher than the peer group median. The Committee considered Guggenheim’s statement that, although the peer group of funds primarily are stable NAV funds, the Fund has a floating NAV structure, resulting in higher relative expenses. The Committee also took into account that the Adviser has entered into an expense limitation agreement with respect to the Fund. In addition, the Committee noted Guggenheim’s statement that in connection with recent money market fund reform and the approaching compliance dates in 2016, management is undertaking a review of the Fund in order to evaluate future strategic options.

●

Series E (Total Return Bond Series): The Fund’s contractual advisory fee is higher than its peer group median contractual advisory fee (60th percentile) but its total net expense ratio is lower than its peer group median (30th percentile). The Committee observed that the Fund’s contractual advisory fee is 0.05% above the median peer group contractual advisory fee. In addition, the Adviser has entered into an expense limitation agreement with respect to the Fund.

●

Series F (Floating Rate Strategies Series): The Fund’s contractual advisory fee is the highest of its peer group (consisting of four funds), but only 6 basis points above the median, and its total net expense ratio is tied with a peer fund as the highest of its peer group. The Committee observed that the Fund’s average assets under management is the smallest among its peer funds and also considered that the Adviser has entered into an expense limitation agreement with respect to the Fund.

●

Series M (Macro Opportunities Series): The Fund’s contractual advisory fee is higher than the median contractual advisory fee of its peer group (consisting of four funds), ranking in the 67th percentile, and the Fund’s total net expense ratio is the highest of its peer group. The Committee observed that the Fund’s average assets under management is the smallest among its peer funds. The Committee also considered that the Adviser has entered into an expense limitation agreement with respect to the Fund.

●

Series O (All Cap Value Series): The Fund’s contractual advisory fee is equal to the peer group median, although the Fund’s total net expense ratio is above the peer group median (82nd percentile). The Committee considered that the Adviser has entered into an expense limitation agreement with respect to the Fund.

●

Series Q (Small Cap Value Series): The Fund’s contractual advisory fee and total net expense ratio are higher than the median advisory fee and total net expense ratio of its peer group (85th percentile and 92nd percentile, respectively). However, the Committee considered Guggenheim’s statement that the range of advisory fees within the peer group is large (1.40% to 0.14%).

●

Series X (StylePlus—Small Growth Series): The Fund’s contractual advisory fee is higher than its peer group median (60th percentile), at 5 basis points above the median, and its total net expense ratio is the highest in its peer group. The Committee considered the Fund’s small size and that the Adviser has entered into an expense limitation agreement with respect to the Fund.

●

Series Z (Alpha Opportunities Series): The Fund’s contractual advisory is higher than the peer group median contractual advisory fee (75th percentile) and its total net expense ratio is the highest of its peer group. The Committee noted that the peer group has only five funds (including the Fund) and the Fund is the smallest fund in the peer group, with average assets under management of $16 million as of December 31, 2014. The Committee

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 157

OTHER INFORMATION (Unaudited)(concluded)

also noted the Adviser’s statement that overall expenses have been affected by the Lehman bankruptcy. The Committee took into account the reduction in the fund accounting and administration fee upon the re-opening of the Fund to new subscriptions and the changes to the Fund’s investment strategy. The Committee also took into account that the Adviser has entered into an expense limitation agreement with respect to the Fund.

With respect to the costs of services provided and profits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2014, ending assets under management as of December 31, 2014, gross revenues received by Guggenheim Investments, expenses incurred in providing services to the Funds, earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2013. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis.

The Committee considered other benefits available to each Adviser because of its relationship with the Funds and noted that Security Investors and GPIM may be deemed to benefit from arrangements whereby an affiliate, Rydex Fund Services, LLC, receives fees for (i) performing certain administrative functions and bookkeeping, accounting and pricing functions for the Funds pursuant to a Fund Accounting and Administration Agreement, and (ii) acting as transfer agent for the Funds and performing all shareholder servicing functions, including transferring record ownership, processing purchase and redemption transactions, answering inquiries, mailing shareholder communications, and acting as the dividend disbursing agent pursuant to a Transfer Agency Agreement. The Committee reviewed the compensation arrangements for the provision of the foregoing services. The Committee also noted Guggenheim’s statement that it may benefit from marketing synergies arising from offering a broad spectrum of products, including the Funds. Based on all of the information provided and its review, the Committee determined that Guggenheim Investments’ profitability from its relationship with the Funds was not unreasonable.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to the shareholders. In this connection, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund. The Committee also noted the Adviser’s statement that Guggenheim continues to develop the infrastructure needed to support Fund asset growth and to achieve economies of scale across the firm’s various products and product lines. Thus, while Guggenheim may be benefiting from certain economies of scale and related cost efficiencies, it is concurrently realizing new costs and expenses associated with investment in infrastructure, personnel and systems.

The Committee determined that, taking into account all relevant factors, the advisory fee structure for each Fund was reasonable.

Overall Conclusions

Based on the foregoing, the Committee determined that the investment advisory fees are fair and reasonable in light of the extent and quality of the services provided and other benefits received and that the continuation of the Advisory Agreements is in the best interests of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of his business judgment, may attribute different weights to different factors. At the May Meeting, the Committee, constituting all of the Independent Trustees, recommended the renewal of each of the Advisory Agreements for an additional 12-month term. Thereafter, on May 20, 2015, the Board, including all of the Independent Trustees, approved the renewal of each Advisory Agreement for an additional 12-month term.

158 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	91	Current: Trustee, Purpose Investments Inc. (2014-Present).
Donald A. Chubb, Jr. (1946)	Trustee	Since 1994	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	87	Current: Midland Care.
Jerry B. Farley (1946)	Trustee	Since 2005	Current: President, Washburn University (1997-present).	87	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and President, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	87

Current: Zincore Metals, Inc. (2009-present).

Former: Mercator Minerals Ltd. (2013-2014); First Americas Gold Corp. (2012-2014); Blue Sky Uranium Corp. (2011-2012); Axiom Gold and Silver Corp. (2011-2012); Stratagold Corp. (2003-2009); GFM Resources Ltd. (2005-2010).

Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2014	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	87	Current: Peabody Energy Company (2003-present); GP Natural Resource Partners, LLC (2002- present).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Nyberg & Cassioppi, LLC (2000-present). Former: Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	93	Current: Edward-Elmhurst Healthcare System (2012-present).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 159

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - concluded
Maynard F. Oliverius (1943)	Trustee	Since 1998	Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	87	Current: Fort Hays State University Foundation (1999-present); Stormont-Vail Foundation (2013-present); University of Minnesota HealthCare Alumni Association Foundation (2009-present).
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	90	Former: Bennett Group of Funds (2011-2013).
INTERESTED TRUSTEE
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	221

Current: Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850
**	Each Trustee serves an indefinite term, until his successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is deemed to be an "interested person" of the Funds under the 1940 Act by reason of his position with the Funds' Investment Manager and/or the parent of the Investment Manager.

160 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS
Joseph M. Arruda (1966)	Assistant Treasurer	Since 2010

Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

William H. Belden, III (1965)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2006-present);

Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

Mark J. Furjanic (1959)	Assistant Treasurer	Since 2014	Current: Vice President, Guggenheim Investments (2005-present); Assistant Treasurer, certain other funds in the Fund Complex (2008-present). Former: Senior Manager, Ernst & Young LLP (1999-2005).
James Howley (1972)	Assistant Treasurer	Since 2014

Current: Director, Guggenheim Investments (2004-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since 2007 (Vice President) Since 2014 (Chief Legal Officer)

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Associate, Guggenheim Investments (2012-present). Former: J.D., University of Kansas School of Law (2009-2012).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 161

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - concluded
Alison Santay (1974)	AML Officer	Since 2013

Current: AML Officer, certain other funds in the Fund Complex (2010-present); Director and AML Officer, Rydex Fund Services, LLC (2010-present); AML Officer, Security Investors, LLC (2010-present); Director, Shareholder Risk and Compliance, Rydex Fund Services, LLC (2004-present).

Former: AML Officer, Guggenheim Distributors, LLC (2013-2014).

Kimberly Scott (1974)	Assistant Treasurer	Since 2014

Current: Vice President, Guggenheim Investments (2012-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2014

Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

162 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 163

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

164 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

This page intentionally left blank.

Item 2. Code of Ethics.

Not required at this time.

Item 3. Audit Committee Financial Expert.

Not required at this time.

Item 4. Principal Accountant Fees and Services.

Not required at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The Schedule of Investments is included under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-end Management Investment Companies

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11. Controls and Procedures.

(a)            The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)            The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(2)    Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a‑2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)            A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guggenheim Variable Funds Trust

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	September 09, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	September 09, 2015

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date	September 09, 2015

* Print the name and title of each signing officer under his or her signature.